As filed with the Securities and Exchange Commission on December 30, 1996
                                              1933 Act Registration No. 33-39659
                                              1940 Act Registration No. 811-6292

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [  X  ]
                                                            -----

     Pre-Effective Amendment No.____                       [_____]

     Post-Effective Amendment No. 19                       [  X  ]
                                 ----                       -----

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                [  X  ]
                                                                    -----


  Amendment No. 19
               ----

                       (Check appropriate box or boxes.)

                         PAINEWEBBER INVESTMENT TRUST
              (Exact name of registrant as specified in charter)
                          1285 Avenue of the Americas
                           New York, New York  10019
                   (Address of principal executive offices)

      Registrant's telephone number, including area code: (212) 713-2000

                           DIANNE E. O'DONNELL, Esq.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Name and address of agent for service)

                                  Copies to:

                            ELINOR W. GAMMON, ESQ.

                            BRUCE W. MCDOUGAL, ESQ.
                          Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W. 2nd Floor
                         Washington, D.C.  20036-1800
                           Telephone (202) 778-9000

It is proposed that this filing will become effective:


_____  Immediately upon filing pursuant to Rule 485(b)
  X    On  January 1, 1997    pursuant to Rule 485(b)
-----     ------------------
_____  60 days after filing pursuant to Rule 485(a)(i)
_____  On __________________  pursuant to Rule 485(a)(i)
_____  75 days after filing pursuant to Rule 485(a)(ii)
_____  On __________________  pursuant to Rule 485(a)(ii)


Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the most recent fiscal year of the series designated PaineWebber Tactical Allocation Fund was filed on October 25, 1996.

                     PAINEWEBBER TACTICAL ALLOCATION FUND

                      Contents of Registration Statement


  This registration statement consists of the following papers and documents:

  . Cover Sheet

  . Contents of Registration Statement

  . Cross Reference Sheets

  . PaineWebber Tactical Allocation Fund - Class A, B and C Shares
    --------------------------------------------------------------

       Part A - Prospectus

       Part B - Statement of Additional Information

  . PaineWebber Tactical Allocation Fund - Class Y Shares
    -----------------------------------------------------

       Part A - Prospectus

       Part B - Statement of Additional Information

  . Part C - Other Information

  . Signature Page

  . Exhibits

                     PAINEWEBBER TACTICAL ALLOCATION FUND

                            Class A, B and C Shares

                        Form N-lA Cross Reference Sheet

{PRIVATE}
     Part A Item No.
     and Caption                  Prospectus Caption
     ---------------              ------------------
 1.  Cover Page.................  Cover Page
 2.  Synopsis...................  Expense Table
 3.  Condensed Financial          Financial Highlights; Performance
     Information................

 4.  General Description of
     Registrant.................  The Funds at a Glance; Investment
                                  Objectives & Policies; Investment  Philosophy
                                  & Process; The Funds' Investments; General
                                  Information
 5.  Management of the Fund.....  Management; General Information

 6.  Capital Stock and Other      Cover Page; Flexible Pricing; Dividends &
     Securities.................  Taxes; General Information
 7.  Purchase of Securities       Flexible Pricing; How to Buy Shares; How to
     Being Offered..............  Sell Shares; Other Services; Determining the
                                  Shares' Net Asset Value
 8.  Redemption or Repurchase...  How to Sell Shares; Other Services
 9.  Pending Legal Proceedings..  Not Applicable

     Part B Item No.              Statement of Additional
     and Caption                  Information Caption
     ---------------              -----------------------

10.  Cover Page.................  Cover Page
11.  Table of Contents..........  Table of Contents
12.  General Information and
     History....................  Other Information
13.  Investment Objectives and
     Policies...................  Investment Policies and Restrictions;
                                  Portfolio Transactions

14.  Management of the Fund.....  Directors, Trustees and Officers; Principal
                                  Holders of Securities

15.  Control Persons and
     Principal Holders of         Directors, Trustees and Officers; Principal
     Securities.................  Holders of Securities

16.  Investment Advisory and      Investment Advisory and Distribution
     Other Services.............  Arrangements

17.  Brokerage Allocation.......  Portfolio Transactions
18.  Capital Stock and Other
     Securities.................  Conversion of Class B Shares; Other
                                  Information
19.  Purchase, Redemption and     Reduced Sales Charges, Additional Exchange
     Pricing of Securities        and Redemption Information and Other
     Being Offered..............  Services; Valuation of Shares

20.  Tax Status.................  Taxes

21.  Underwriters...............  Investment Advisory and Distribution
                                  Arrangements
22.  Calculation of Performance   Performance Information
     Data.......................

23.  Financial Statements         Financial Statements

Part C
------

       Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                     PAINEWEBBER TACTICAL ALLOCATION FUND

                                Class Y Shares

                        Form N-lA Cross Reference Sheet

{PRIVATE}
     Part A Item No.
     and Caption                  Prospectus Caption
     ---------------              ------------------
 1.  Cover Page.................  Cover Page

 2.  Synopsis...................  The Funds at a Glance; Expense Table

 3.  Condensed Financial          Financial Highlights
     Information................

 4.  General Description of       The Funds at a Glance; Investment Objectives
     Registrant.................  & Policies; Investment Philosophy & Process;
                                  General Information

 5.  Management of the Fund       Management; General Information

 6.  Capital Stock and Other      Cover Page; Dividends & Taxes; General
     Securities.................  Information

 7.  Purchase of Securities       How to Buy Shares; Determining the Shares'
     Being Offered..............  Net Asset Value

 8.  Redemption or Repurchase...  How to Sell Shares; Other Services

 9.  Pending Legal Proceedings..  Not Applicable

     Part B Item No.              Statement of Additional
     and Caption                  Information Caption
     ---------------              -----------------------
10.  Cover Page.................  Cover Page

11.  Table of Contents..........  Table of Contents

12.  General Information and      Other Information
     History....................

13.  Investment Objectives and    Investment Policies and Restrictions;
     Policies...................  Portfolio Transactions

14.  Management of the Fund.....  Directors, Trustees and Officers; Principal
                                  Holders of Securities

15.  Control Persons and          Trustees and Officers; Principal Holders of
     Principal Holders of         Securities
     Securities.................

16.  Investment Advisory and      Investment Advisory and Distribution
     Other Services.............  Arrangements; Other Information

17.  Brokerage Allocation.......  Portfolio Transactions
18.  Capital Stock and Other
     Securities.................  Other Information

19.  Purchase, Redemption and     Valuation of Shares
     Pricing of Securities
     Being Offered..............
20.  Tax Status.................  Taxes
21.  Underwriters...............  Investment Advisory and Distribution
                                  Arrangements
22.  Calculation of Performance   Performance Information
     Data.......................
23.  Financial Statements.......  Financial Statements

Part C
------

       Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              ------------------
 ----------------------------------------------------------------------------

                           PaineWebber Balanced Fund
                      PaineWebber Tactical Allocation Fund
             1285 Avenue of the Americas, New York, New York 10019

                       Prospectus -- January 1, 1997
--------------------------------------------------------------------------------

PaineWebber Asset Allocation Funds are designed for investors generally seeking high total return. PaineWebber Balanced Fund invests primarily in a combination of equity securities, investment grade bonds and money market instruments and maintains a fixed income allocation of at least 25% at all times. PaineWebber Tactical Allocation Fund follows an investment strategy that actively allocates its assets among equity securities, U.S. Treasury notes and U.S. Treasury bills.

This Prospectus concisely sets forth information that a prospective investor should know about the Funds before investing. Please read it carefully and re-tain a copy of this Prospectus for future reference.

A Statement of Additional Information dated January 1, 1997 has been filed with the Securities and Exchange Commission and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting an individual Fund, your invest-ment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.
--------------------------------------------------------------------------------

THE PAINEWEBBER FAMILY OF MUTUAL FUNDS

The PaineWebber Family of Mutual Funds consists of six broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. Balanced Fund and Tactical Allocation Fund are both in the ASSET ALLOCATION category.

 . Money Market Fund for     . Asset Allocation Funds for long-term growth and
  income and stability by     income by investing in stocks and bonds.
  investing in high-
  quality, short-term
  investments.


 . Bond Funds for income     . Stock Funds for long-term growth by investing
  by investing mainly in      mainly in stocks.
  bonds.


                            . Global Funds for long-term growth by investing
 . Tax-Free Bond Funds for     mainly in foreign stocks or high current income
  income exempt from          by investing mainly in global debt instruments.
  federal income tax and,
  in some cases, state
  and local income taxes,
  by investing in
  municipal bonds.

A complete listing of the PaineWebber Family of Mutual Funds is found on the back cover of this Prospectus.
--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR THEIR DISTRIBU-TOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

    THESE  SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
      SECURITIES AND  EXCHANGE COMMISSION NOR HAS THE  COMMISSION PASSED
         UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS PROSPECTUS.  ANY
           REPRESENTATION TO  THE CONTRARY  IS A  CRIMINAL OFFENSE.


                                   ---------
                               Prospectus Page 1

--------------------------------------------------------------------------------
                              -------------------
PaineWebber                                             Tactical Allocation Fund
                                 Balanced Fund

                               Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
The Funds at a Glance......................................................   3
Expense Table..............................................................   5
Financial Highlights.......................................................   8
Investment Objectives & Policies...........................................  11
Investment Philosophy & Process............................................  12
Performance................................................................  14
The Funds' Investments.....................................................  16
Flexible PricingSM.........................................................  21
How to Buy Shares..........................................................  24
How to Sell Shares.........................................................  25
Other Services.............................................................  25
Management.................................................................  26
Determining the Shares' Net Asset Value....................................  28
Dividends & Taxes..........................................................  28
General Information........................................................  30

                                  ----------
                               Prospectus Page 2

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund
                             The Funds at a Glance
-------------------------------------------------------------------------------

The Funds offered by this Prospectus are not intended to provide a complete or balanced investment program, but one or both of them may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in these Funds are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Funds will achieve their goals.

BALANCED FUND

GOAL: To increase the value of your investment by investing in a combination of equity securities, investment grade bonds and money market instruments, while maintaining a fixed income allocation of at least 25% at all times.

INVESTMENT OBJECTIVE: High total return with low volatility.

RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility.
Because the Fund invests in equity securities, its price will rise and fall. Certain investment grade debt securities in which the Fund may invest have speculative characteristics. The debt instruments in which the Fund may invest are subject to interest rate risk, which means that their prices can be expected to decrease when interest rates rise. The Fund may invest in mortgage- and asset-backed securities, which involve additional risks, such as those relating to the prepayment of principal on the underlying obligations. The
Fund may invest in U.S. dollar-denominated securities of foreign companies, which involve more risk than investing in the securities of U.S. companies.
The Fund also may invest up to 10% of its total assets in high yield, high risk convertible securities, which are considered predominantly speculative and involve major risk exposure to adverse conditions. The Fund may use derivatives, such as options and futures, in its investment activities, which may involve additional risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On November 30, 1996, the Fund had over $197.8 million in assets.

TACTICAL ALLOCATION FUND

GOAL: To increase the value of your investment by following a systematic investment strategy that actively allocates the Fund's assets among equity securities, U.S. Treasury notes and U.S. Treasury bills.

INVESTMENT OBJECTIVE: Total return, consisting of long-term capital appreciation and current income.

RISKS: Although the Fund seeks total return, the Fund may not achieve as high a level of either capital appreciation or current income as a fund that has only one of those objectives as its primary objective. The Fund invests in equity securities included in the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests in equity securities, its price will rise and fall. The Fund may invest in U.S. dollar-denominated securities of foreign companies, which can involve more risk than investing in the securities of U.S. companies. The Fund may use derivatives, such as options and futures, in its investment activities, which may involve additional risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On November 30, 1996, the Fund had over $209.4 million in assets.

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser and administrator of Balanced Fund and Tactical Allocation Fund (each a "Fund" and, collectively, the "Funds").

MINIMUM INVESTMENT

To open an account, investors need $1,000; to add to an account, investors need only $100.

                                  ----------
                               Prospectus Page 3

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund
                             The Funds at a Glance
                                  (Continued)
-------------------------------------------------------------------------------

WHO SHOULD INVEST

BALANCED FUND is for investors who want high total return with low volatility through investments in equity securities, investment grade bonds and money market instruments. The Fund is designed for investors who want an investment that maintains a fixed income allocation at all times, yet has the flexibility to change its investment mix in response to changing market conditions. Over time, the 25% minimum in fixed income investments should result in a lower risk profile for the Fund than if it could invest 100% of its assets in stocks.

TACTICAL ALLOCATION FUND is for investors who want total return, consisting of long-term capital appreciation and current income, through a systematic investment strategy that actively allocates assets among equity securities included in the S&P 500 Index, U.S. Treasury notes and U.S. Treasury bills. The Fund is designed for investors who want to participate in the broad stock market, yet want the flexibility to take a more defensive posture when a secular decline in stock prices is projected. This disciplined approach to investing in stocks attempts to shift the asset mix in anticipation of, not in response to, changing market trends.

See page   for a summary of the differences between Balanced Fund and Tactical
Allocation Fund.

HOW TO PURCHASE SHARES OF THE FUNDS

Investors may select among these classes of shares:
CLASS A SHARES

The price is the net asset value plus the initial sales charge; the maximum sales charge is 4.5% of the public offering price. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares.

CLASS B SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class B shares. As a result, 100% of their purchase is immediately invested. However, Class B shares have higher ongoing expenses than Class A shares. Depending upon how long they own the shares, investors may have to pay a sales charge when they sell Class B shares. This sales charge is called a "contingent deferred sales charge" and applies when investors sell their Class B shares within six years after purchase. After six years, Class B shares convert to Class A shares, which have lower ongoing expenses and no contingent deferred sales charge.

CLASS C SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class C shares. As a result, 100% of their purchase is immediately invested. However, Class C shares have higher ongoing expenses than Class A shares. A contingent deferred sales charge of 1% is charged on shares sold within one year of purchase. Class C shares never convert to any other class of shares.

                                  ----------
                               Prospectus Page 4

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund
                                 Expense Table
-------------------------------------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in Class A, B and C shares of the Funds. Expenses shown below represent those incurred for the most recent fiscal year for Tactical Allocation Fund (annualized for the Class B shares) and annualized expenses for the six months ended August 31, 1996 for Balanced Fund.

                                                       CLASS A CLASS B CLASS C
SHAREHOLDER TRANSACTION EXPENSES                       ------- ------- -------
Maximum Sales Charge on Purchases of Shares (as a %
 of offering price)..................................     4.5%   None    None
Sales Charge on Reinvested Dividends (as a % of of-
 fering price).......................................    None    None    None
Maximum Contingent Deferred Sales Charge (as a % of
 offering price or net asset value at the time of
 sale, whichever is less)............................    None       5%      1%
Exchange Fee for Balanced Fund.......................   $5.00   $5.00   $5.00
Exchange Fee for Tactical Allocation Fund............    None    None    None
ANNUAL FUND OPERATING EXPENSES (as a % of average net
 assets)
BALANCED FUND
Management Fees......................................    0.75%   0.75%   0.75%
12b-1 Fees...........................................    0.25    1.00    1.00
Other Expenses.......................................    0.34    0.34    0.34
                                                        -----   -----   -----
Total Operating Expenses.............................    1.34%   2.09%   2.09%
                                                        =====   =====   =====
TACTICAL ALLOCATION FUND
Management Fees......................................    0.50%   0.50%   0.50%
12b-1 Fees...........................................    0.25    1.00    1.00
Other Expenses.......................................    0.42    0.34    0.45
                                                        -----   -----   -----
Total Operating Expenses.............................    1.17%   1.84%   1.95%
                                                        =====   =====   =====

 CLASS A SHARES: Sales charge waivers and a reduced sales charge purchase plan are available. Purchases of $1 million or more are not subject to an initial sales charge. However, if such shares are sold within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.
 CLASS B SHARES: Sales charge waivers are available. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years.

 CLASS C SHARES: If shares are sold within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.

12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. 12b-1 fees have two components, as follows:

                                                         CLASS A CLASS B CLASS C
                                                         ------- ------- -------
12b-1 service fees......................................  0.25%   0.25%   0.25%
12b-1 distribution fees.................................  0.00    0.75    0.75

For more information, see "Management" and "Flexible Pricing SM."

                                  ----------
                               Prospectus Page 5

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund
                                 Expense Table
                                  (Continued)
-------------------------------------------------------------------------------

EXAMPLES OF EFFECT OF FUND EXPENSES

The following examples should assist investors in understanding various costs and expenses they would incur as shareholders of a Fund. The assumed 5% annual return shown in the examples is required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF A FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in a Fund, assuming a 5% annual return:

BALANCED FUND

EXAMPLE                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                                         ------ ------- ------- --------
Class A........................................  $58     $86    $115     $199
Class B (Assuming sale of all shares at end of
 period).......................................  $71     $95    $132     $205
Class B (Assuming no sale of shares)...........  $21     $65    $112     $205
Class C (Assuming sale of all shares at end of
 period).......................................  $31     $65    $112     $242
Class C (Assuming no sale of shares)...........  $21     $65    $112     $242

TACTICAL ALLOCATION FUND

EXAMPLE                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                                         ------ ------- ------- --------
Class A........................................  $56     $80    $106     $181
Class B (Assuming sale of all shares at end of
 period).......................................  $69     $88    $120     $182
Class B (Assuming no sale of shares)...........  $19     $58    $100     $182
Class C (Assuming sale of all shares at end of
 period).......................................  $30     $61    $105     $227
Class C (Assuming no sale of shares)...........  $20     $61    $105     $227

 ASSUMPTIONS MADE IN THE EXAMPLES

 . ALL CLASSES: Reinvestment of all dividends and other distributions;
   percentage amounts listed under "Annual Fund Operating Expenses" remain the same for years shown.
 . CLASS A SHARES: Deduction of the maximum 4.5% initial sales charge at the time of purchase.
 . CLASS B SHARES: Deduction of the maximum applicable contingent deferred sales charge at the time of sale, which declines over a period of six years. Ten-year figures assume that Class B shares convert to Class A shares at the end of the sixth year.
 . CLASS C SHARES: Deduction of a 1% contingent deferred sales charge for sales of shares within one year of purchase.

                                  ----------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                              -------------------




                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                  ----------
                               Prospectus Page 7

------------------------------===================------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund


                             Financial Highlights
-------------------------------------------------------------------------------


BALANCED FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Price Waterhouse LLP, independent accountants, which appear in the Fund's Annual Report to Shareholders for the fiscal period ended August 31, 1996 and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information in the table below relating to the period March 1, 1996 through August 31, 1996 and to each of the five years in the period ended February 29, 1996, have been audited by Price Waterhouse LLP. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. Prior to August 14, 1995, the Fund pursued certain different investment policies; thus, the information shown below for periods prior to that date may not necessarily be indicative of current or future operations.

                                                  BALANCED FUND
                     -----------------------------------------------------------------------------
                                                     CLASS A
                     -----------------------------------------------------------------------------
                     FOR THE PERIOD
                        MARCH 1,      FOR THE                                      FOR THE PERIOD
                          1996       YEAR ENDED     FOR THE YEARS ENDED           JULY 1, 1991+ TO
                        THROUGH     FEBRUARY 29,        FEBRUARY 28,                FEBRUARY 29,
                       AUGUST 31,   ------------ ------------------------------   ----------------
                          1996          1996       1995       1994       1993           1992
                     -------------- ------------ --------   --------   --------   ----------------
Net asset value,
 beginning of
 period.........        $  10.85      $   9.80   $  12.04   $  11.54   $  11.01        $10.09
                        --------      --------   --------   --------   --------        ------
Net investment
 income.........            0.12++        0.27++     0.26       0.22       0.33          0.19
Net realized and
 unrealized
 gains (losses)
 from investment
 transactions...           (0.12)         1.84      (1.07)      1.31       0.54          0.96
                        --------      --------   --------   --------   --------        ------
Net increase
 (decrease) from
 investment
 operations.....            0.00          2.11      (0.81)      1.53       0.87          1.15
                        --------      --------   --------   --------   --------        ------
Dividends from
 net investment
 income.........           (0.10)        (0.31)     (0.23)     (0.25)     (0.34)        (0.23)
Distributions
 from net
 realized gains
 from investment
 transactions...           (0.48)        (0.75)     (1.20)     (0.78)        --            --
                        --------      --------   --------   --------   --------        ------
Total dividends
 and
 distributions..          (0.58)         (1.06)     (1.43)     (1.03)     (0.34)        (0.23)
                        --------      --------   --------   --------   --------        ------
Net asset value,
 end of period..        $  10.27      $  10.85   $   9.80   $  12.04   $  11.54        $11.01
                        ========      ========   ========   ========   ========        ======
Total investment
 return (1).....            0.03 %       22.08 %    (6.02)%    13.57 %     8.09 %       11.43 %
                        ========      ========   ========   ========   ========        ======
Ratios/Supplemental
 Data:
Net assets, end
 of period
 (000's)........        $157,525      $171,609   $174,761   $216,492   $154,594        $  916
Expenses to
 average net
 assets.........            1.34 %*       1.29 %     1.26 %     1.21 %     1.18 %        1.30 %*
Net investment
 income to
 average net
 assets.........            2.19 %*       2.55 %     2.41 %     1.74 %     2.52 %        3.43 %*
Portfolio
 turnover.......             103 %         188 %      107 %       69 %       33 %          84 %
Average
 commission rate
 paid per share
 on common stock
 investments
 purchased/sold(3).     $ 0.0600           --         --         --         --            --


                                         BALANCED FUND
                     ---------------------------------------------------------
                                            CLASS B
                      --------------------------------------------------------
                      FOR THE PERIOD
                         MARCH 1,      FOR THE
                           1996       YEAR ENDED    FOR THE YEARS ENDED
                         THROUGH     FEBRUARY 29,       FEBRUARY 28,
                        AUGUST 31,   ------------ ----------------------------
                           1996          1996      1995      1994       1993
                      -------------- ------------ -------   -------   --------
Net asset value,
 beginning of
 period.........         $ 11.00       $  9.90    $ 12.10   $ 11.56   $  10.99
                         -------       -------    -------   -------   --------
Net investment
 income.........            0.08++        0.19++     0.44      0.26       0.30
Net realized and
 unrealized
 gains (losses)
 from investment
 transactions...           (0.11)         1.86      (1.32)     1.18       0.48
                         -------       -------    -------   -------   --------
Net increase
 (decrease) from
 investment
 operations.....           (0.03)         2.05      (0.88)     1.44       0.78
                         -------       -------    -------   -------   --------
Dividends from
 net investment
 income.........           (0.07)        (0.20)     (0.12)    (0.12)     (0.21
Distributions
 from net
 realized gains
 from investment
 transactions...           (0.48)        (0.75)     (1.20)    (0.78)       --
                         -------       -------    -------   -------   --------
Total dividends
 and
 distributions..           (0.55)        (0.95)     (1.32)    (0.90)     (0.21
                         -------       -------    -------   -------   --------
Net asset value,
 end of period..         $ 10.42       $ 11.00    $  9.90   $ 12.10   $  11.56
                         =======       =======    =======   =======   ========
Total investment
 return (1).....           (0.30)%       21.20 %    (6.68)%   12.62 %     7.25
                         =======       =======    =======   =======   ========
Ratios/Supplemental
 Data:
Net assets, end
 of period
 (000's)........         $22,307       $26,627    $37,104   $83,178   $160,115
Expenses to
 average net
 assets.........            2.09 %*       2.05 %     1.98 %    2.05 %     1.98
Net investment
 income to
 average net
 assets.........            1.43 %*       1.81 %     1.60 %    1.00 %     2.02
Portfolio
 turnover.......             103 %         188 %      107 %      69 %       33
Average
 commission rate
 paid per share
 on common stock
 investments
 purchased/sold(3).      $0.0600           --         --        --         --

-------
* Annualized.

 + Commencement of issuance of shares.
++ Calculated using the monthly average shares outstanding for the year.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2) During the period December 12, 1986 (commencement of issuance of Class B shares) to February 28, 1987, PaineWebber reimbursed the Fund for a portion of its operating expenses. If such reimbursement had not been made, the annualized ratio of expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 2.10% and 2.73%, respectively.

(3) Disclosure effective for fiscal years beginning on or after September 1, 1995.

-------------------------------=================--------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                              -------------------
PaineWebber                                             Tactical Allocation Fund
                                 Balanced Fund
                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------


                                                       BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------
                            CLASS B                                                            CLASS C
-------------------------------------------------------------------- --------------------------------------------------------------
                                                                     FOR THE PERIOD
                                                    FOR THE PERIOD   MARCH 1, 1996    FOR THE       FOR THE         FOR THE PERIOD
                                                  DECEMBER 12, 1986+    THROUGH      YEAR ENDED   YEARS ENDED      JULY 2, 1992+ TO
   FOR THE YEARS ENDED FEBRUARY 28 OR 29,          TO FEBRUARY 28,     AUGUST 31,   FEBRUARY 29,  FEBRUARY 28,       FEBRUARY 28,
------------------------------------------------  ------------------ -------------- ------------ ----------------  ----------------
  1992      1991      1990      1989      1988           1987             1996          1996      1995     1994          1993
--------  --------  --------  --------  --------  ------------------ -------------- ------------ ------   -------  ----------------
$  10.21  $   9.86  $   9.92  $  10.18  $  10.40       $  10.00          $10.88        $ 9.82    $12.03   $ 11.54       $10.86
--------  --------  --------  --------  --------       --------          ------        ------    ------   -------       ------
    0.35      0.59      0.65      0.54      0.48           0.04            0.08++        0.19++    0.19      0.14         0.13
    0.78      0.38      0.10     (0.28)    (0.09)          0.36           (0.12)         1.84     (1.07)     1.30         0.71
--------  --------  --------  --------  --------       --------          ------        ------    ------   -------       ------
    1.13      0.97      0.75      0.26      0.39           0.40           (0.04)         2.03     (0.88)     1.44         0.84
--------  --------  --------  --------  --------       --------          ------        ------    ------   -------       ------
   (0.35)    (0.62)    (0.70)    (0.52)    (0.44)           --            (0.07)        (0.22)    (0.13)    (0.17)       (0.16)
     --        --      (0.11)      --      (0.17)           --            (0.48)        (0.75)    (1.20)    (0.78)         --
--------  --------  --------  --------  --------       --------          ------        ------    ------   -------       ------
   (0.35)    (0.62)    (0.81)    (0.52)    (0.61)           --            (0.55)        (0.97)    (1.33)    (0.95)       (0.16)
--------  --------  --------  --------  --------       --------          ------        ------    ------   -------       ------
$  10.99  $  10.21  $   9.86  $   9.92  $  10.18       $  10.40          $10.29        $10.88    $ 9.82   $ 12.03       $11.54
========  ========  ========  ========  ========       ========          ======        ======    ======   =======       ======
   11.24%    10.29%     7.53%     2.73%     4.31%          4.00%          (0.38)%       21.12%    (6.69)%   12.75%        7.78%
========  ========  ========  ========  ========       ========          ======        ======    ======   =======       ======
$346,290  $403,557  $557,646  $651,003  $715,771       $613,024          $6,979        $7,469    $8,525   $12,916       $7,058
    2.02%     1.83%     1.84%     1.94%     1.98%          2.03%*(2)       2.09%*        2.08%     2.01%     1.96%        1.95%*
    3.25%     5.46%     6.04%     5.37%     5.01%          2.80%*(2)       1.44%*        1.77%     1.62%     0.97%        1.91%*
      84%      169%      327%      159%      129%            25%            103%          188%      107%       69%          33%

                                  ----------
                               Prospectus Page 9

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund
                             Financial Highlights
                                  (Concluded)
-------------------------------------------------------------------------------

TACTICAL ALLOCATION FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1996, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the tables below relating to each of the two fiscal years ended August 31, 1996 and August 31, 1995, have been audited by Ernst & Young LLP. The financial information for the year ended August 31, 1994 and the prior periods was audited by other auditors, whose report on this data was unqualified. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.

                                                          TACTICAL ALLOCATION FUND
                     -------------------------------------------------------------------------------------------------------------
                                   CLASS A                       CLASS B                         CLASS C
                     ---------------------------------------- -------------- -----------------------------------------------------
                                               FOR THE PERIOD FOR THE PERIOD                                        FOR THE PERIOD
                         FOR THE YEARS            MAY 10,      JANUARY 30,            FOR THE YEARS                    JULY 22,
                             ENDED                 1993+         1996+ TO                 ENDED                         1992+
                          AUGUST 31,           TO AUGUST 31,    AUGUST 31,              AUGUST 31,                  TO AUGUST 31,
                     ------------------------  -------------- -------------- -------------------------------------  --------------
                      1996     1995**   1994        1993           1996       1996     1995**     1994      1993         1992
                     -------   ------  ------  -------------- -------------- -------   -------   -------  --------  --------------
Net asset value,
beginning of
period..........     $ 14.86   $13.78  $13.50      $12.90        $ 15.54     $ 14.87   $ 13.78   $ 13.49  $  12.12     $ 12.00
                     -------   ------  ------      ------        -------     -------   -------   -------  --------     -------
Net investment
income..........        0.18     0.22    0.24        0.08           0.02        0.06      0.12      0.13      0.18        0.03
Net realized and
unrealized gains
from investment
transactions....        2.31     2.05    0.32        0.59           0.57        2.32      2.06      0.33      1.34        0.09
                     -------   ------  ------      ------        -------     -------   -------   -------  --------     -------
Net increase
from investment
operations......        2.49     2.27    0.56        0.67           0.59        2.38      2.18      0.46      1.52        0.12
                     -------   ------  ------      ------        -------     -------   -------   -------  --------     -------
Dividends from
net investment
income..........      (0.14)    (0.22)  (0.24)      (0.07)            --       (0.07)    (0.12)    (0.13)    (0.15)        --
Distributions
from net
realized gains
from investment
transactions....       (1.06)   (0.97)  (0.04)        --              --       (1.06)    (0.97)    (0.04)      --          --
                     -------   ------  ------      ------        -------     -------   -------   -------  --------     -------
Total dividends
and
distributions to
shareholders....       (1.20)   (1.19)  (0.28)      (0.07)            --       (1.13)    (1.09)    (0.17)    (0.15)        --
                     -------   ------  ------      ------        -------     -------   -------   -------  --------     -------
Net asset value,
end of period...     $ 16.15   $14.86  $13.78      $13.50        $ 16.13     $ 16.12   $ 14.87   $ 13.78  $  13.49     $ 12.12
                     =======   ======  ======      ======        =======     =======   =======   =======  ========     =======
Total investment
return(1).......       17.35%   18.43%   4.21%       5.17%          3.80%      16.52%    17.57%     3.46%    12.61%       0.98%
                     =======   ======  ======      ======        =======     =======   =======   =======  ========     =======
Ratios/Supplemental
Data:
Net assets, end
of period
(000's).........     $23,551   $1,944  $1,801      $3,007        $28,495     $73,630   $48,105   $62,970  $107,761     $50,222
Expenses to
average net
assets..........        1.17%    1.46%   1.13%       1.06%*         1.84%*      1.95%     2.22%     1.88%     1.73%       1.75%*
Net investment
income to
average net
assets..........        1.12%    1.60%   1.64%       1.71%*         0.47%*      0.35%     0.86%     0.89%     1.04%       2.42%*
Portfolio
turnover........           6%      53%      4%          0%             6%          6%        53%       4%        0%          0%
Average
commission rate
paid per share
on common stock
investments
purchased/sold(2).   $  0.0250     --      --          --        $  0.0250   $  0.0250      --        --        --          --

-------
 + Commencement of issuance of shares.
 * Annualized.
** Investment advisory functions for the Fund were transferred from Kidder
   Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2) Disclosure effective for fiscal years beginning on or after September 1, 1995.

                                  ----------
                              Prospectus Page 10

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

                       Investment Objectives & Policies
-------------------------------------------------------------------------------

The Funds' investment objectives may not be changed without shareholder approval. Their other investment policies, except where noted, are not fundamental and may be changed by the Funds' boards. See the brief summary on
page   for the differences between Balanced and Tactical Allocation Fund.

BALANCED FUND

Balanced Fund's investment objective is to obtain high total return with low volatility. The Fund pursues this objective by investing primarily in a combination of three asset classes: stocks (equity securities), bonds (investment grade bonds) and cash (money market securities). The portion invested in each of these asset classes is based on Mitchell Hutchins' judgment of the best allocation of the Fund's assets. However, the Fund maintains a fixed income allocation (including bonds and cash) of at least 25%. The Fund attempts to maintain a dollar-weighted average maturity for its fixed income investments--the average remaining time to maturity of a portfolio's bonds--of three to ten years.

The Fund may invest in a broad range of:

 . Equity securities issued by companies believed by Mitchell Hutchins to have the potential for rapid earnings growth;

 . Investment grade bonds, that is, bonds that, at the time of purchase, are assigned one of the four highest grades by Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"), are comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, are determined by Mitchell Hutchins to be of comparable quality, and U.S. government securities;

 . Convertible securities rated at least B by S&P or Moody's, comparably rated by another NRSRO or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Securities rated BB or B by S&P (or Ba or B by Moody's) are regarded as having predominantly speculative characteristics with respect to the ability to pay interest and repay principal. While such securities may have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. The Fund will not invest more than 10% of its total assets in convertible securities rated below investment grade; and

 . High quality money market securities.

TACTICAL ALLOCATION FUND

Tactical Allocation Fund's investment objective is total return, consisting of long-term capital appreciation and current income. The Fund seeks to achieve its objective by using a systematic investment strategy that actively allocates the Fund's assets among common stocks, U.S. Treasury notes and U.S. Treasury bills.

In seeking total return, the Fund shifts its asset mix among an equity portion designed to track the performance of the S&P 500 Index (the Fund holds approximately 450 of the 500 stocks in the S&P 500 Index), a bond portion, consisting of five-year U.S. Treasury notes, and a cash portion, consisting of 30-day U.S. Treasury bills. The allocation among these three segments is based on the asset mix recommendation of the Mitchell Hutchins Tactical Allocation Model. This Model is a systematic, cost-effective approach to allocating assets among the three asset classes.

The performance of the Fund's equity portion is intended to replicate that of the S&P 500 Index before deducting operating expenses.

The Fund seeks to achieve total return during all economic and financial market cycles, with a degree of volatility lower than that of the S&P 500 Index, by investing in common stocks held in the S&P 500 Index, but can take a more defensive posture when the Model signals a potential secular decline in stock prices.

                                     ****
As with any mutual fund, there is no assurance that either Fund will achieve its investment objective. Each Fund's net asset value fluctuates based upon changes in the value of its portfolio securities.

                                  ----------
                              Prospectus Page 11

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

                        Investment Philosophy & Process

-------------------------------------------------------------------------------

BALANCED FUND

Mitchell Hutchins believes that superior performance can be obtained by reallocating assets from time to time before changes in the consensus outlook have been fully discounted by the market. Mitchell Hutchins also believes that capital market returns (returns on stocks and bonds) reflect the consensus expectations for key economic variables, such as interest rates, profit growth and inflation. To implement this strategy for the Fund, Mitchell Hutchins:

 . Regularly surveys market participants and generates a consensus forecast of economic variables affecting returns on equity securities, bonds and money market instruments; and

 . Applies fundamental valuation techniques to the consensus data to determine the asset allocation it believes to be optimal.

Once the Fund's asset allocation is determined, the portfolio managers specializing in each asset class select individual securities for each portion of the portfolio. Mitchell Hutchins regularly monitors market outlooks and shifts the asset allocation mix when there are significant changes in expected returns.

The Fund uses the following investment process to determine the individual securities for each portion of the Fund:

 . EQUITY SECURITIES. Mitchell Hutchins uses its proprietary Factor Valuation
  Model to identify stocks providing a combination of value and price momentum. This Model screens a universe of small- to large-capitalization companies in ten different business sectors to identify undervalued companies with strong earnings momentum that rank well in three measures:

  --VALUE: projected dividends, cash flow, earnings and book value;

  --MOMENTUM: earnings and price to identify companies that could surprise on the upside; and

  --ECONOMIC SENSITIVITY: to forecast how different equity securities and industries may perform under various economic scenarios.

The equity securities ranking in the top 20% of the Factor Valuation Model's universe are screened twice a month. Then the portfolio managers take a closer look at those equity securities that rank higher based on value and momentum. Mitchell Hutchins applies traditional analysis and may speak to the management of these companies, as well as those of their competitors.

 . DEBT SECURITIES. Mitchell Hutchins selects these securities based on its analysis of their maturity and risk structures (comparing yields on Treasury securities to yields on riskier types of debt securities).

 . MONEY MARKET INSTRUMENTS. Mitchell Hutchins' decision to use these securities is based on its judgment of how they can further the Fund's investment objective.

As of August 31, 1996, the Fund's assets were allocated as follows: equity securities, 54.3%; bonds, 39.5%; and cash, 6.2%. At February 29, 1996, the asset allocation looked like this: equity securities, 59%; bonds, 30%; and cash, 11%.

TACTICAL ALLOCATION FUND

Mitchell Hutchins allocates the Fund's assets among stocks and either bonds or cash, based on the Tactical Allocation Model's quantitative assessment of the projected rates of return of each asset class. This disciplined approach to investing in stocks attempts to shift the asset mix in anticipation of, not in response to, changing market trends. This Model embraces the concept that incremental return can be achieved through the tactical allocation of portfolio assets across three main asset classes--stocks, bonds and cash. The emphasis of this Model is to avoid or reduce exposure to the stock market during down economic cycles and to perform close to the S&P 500 Index in periods of strongly positive market performance. In contrast to a typical S&P 500 Index fund that maintains a 100% allocation to the Index at all times, the Fund is designed to take a more defensive posture when the Model signals a potential secular decline in stock prices.

The basic premise of the Tactical Allocation Model is that investors accept the risk of owning stocks,

                                  ----------
                              Prospectus Page 12

--------------------------------------------------------------------------------
                              -------------------
PaineWebber                                             Tactical Allocation Fund
                                 Balanced Fund

measured as volatility of return, because they expect a return advantage. This expected return advantage of owning stocks is called the equity risk premium ("ERP"). The Model projects the stock market's expected ERP based on several factors including:

 . current price of stocks and their expected future dividends;

 .economic statistics;

 . five-year, "bottom-up" company earnings projections; and

 .yield-to-maturity of the one-year Treasury bill.

When the stock market's ERP is high, the Model signals the Fund to invest 100% in stocks. Conversely, when the ERP decreases below certain threshold levels, the Model signals the Fund to reduce its exposure to stocks. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Model recommends a stock allocation of less than 100%, the Model also recommends an asset class for the remainder of the Fund's assets. The Model will recommend either bonds (5 year Treasury notes) or cash (30 day Treasury bills), but not both. To make this determination, the Model calculates the risk premium available for the notes. This "bond risk premium" ("BRP") is calculated based on the yields-to-maturity of the five-year U.S. Treasury note and the one year Treasury bill.


Asset reallocations are made on the first business day of each month. In addition to any reallocation of assets dictated by the Model, any material amounts resulting from appreciation or receipt of dividends, distributions, interest payments and proceeds from securities maturing in each of the asset classes are reallocated (or "rebalanced") to the extent practicable to re-establish the Model's recommended asset allocation mix.

The Fund deviates from the recommendations of the Model only to the extent necessary to:

 . Maintain an amount in cash, not expected to exceed 2% of its total assets under normal market conditions, to pay Fund operating expenses, dividends and distributions on its shares and to meet anticipated sales of shares by Fund investors; and

 . Qualify as a regulated investment company for Federal income tax purposes.
  See "Dividends & Taxes."

As a result, even if the Model does not recommend an allocation to cash, the Fund still may hold cash.

As of August 31, 1996, 100% of the Fund's assets were allocated to stocks and as of February 29, 1996, the Fund's assets were allocated as follows: 99% to stocks, 0% to bonds and 1% to cash.


      DIFFERENCES BETWEEN BALANCED FUND AND TACTICAL ALLOCATION FUND

                     ------------------------------------------------------------------------
                                   BALANCED FUND                 TACTICAL ALLOCATION FUND

  Investment Objective   High total return with low         Total return, consisting of long-
                         volatility                         term capital appreciation and
                                                            current income.
---------------------------------------------------------------------------------------------
  Asset Allocation       Based on Mitchell Hutchins         Based on Mitchell Hutchins
   Decision              fundamental valuations for each    Tactical Allocation Model.
                         asset class using its consensus
                         forecast for certain economic
                         variables.
---------------------------------------------------------------------------------------------
  Asset Mix              Fixed income allocation: at least  Tactical Allocation Model signals
                         25% at all times.                  a stock segment of 100%, 75%,
                                                            50%, 25% or 0% and selects bonds
                                                            or cash for balance. Fund may
                                                            deviate from Model only to pay
                                                            its expenses, dividends and other
                                                            obligations.
---------------------------------------------------------------------------------------------
  Stock Selection        Discretionary, based on Mitchell   When there is a stock allocation,
                         Hutchins Factor Valuation Model,   invests in about 450 of 500
                         which evaluates companies'         common stocks that make up the
                         potential for rapid earnings       Standard & Poor's 500 Index.
                         growth.
---------------------------------------------------------------------------------------------
  Fixed Income           Discretionary, may select from     When there is a bond allocation,
   Selection             broad range of debt securities     five-year U.S. Treasury notes.
                         with government or private         When there is a cash allocation,
                         issuers. Aims for a dollar-        30-day U.S. Treasury bills.
                         weighted average maturity of
                         three to ten years.

                                  ----------
                              Prospectus Page 13

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

                                  Performance

-------------------------------------------------------------------------------

These charts show the total returns for the Funds. Sales charges have not been deducted from total returns shown in the charts. Returns would be lower if sales charges were deducted. Past results are not a guarantee of future results.

Total returns, both before and after deducting the maximum sales charges, are shown below in the tables that follow the performance charts.

BALANCED FUND

                                    (CHART)

Average Annual Returns for Balanced Fund
As of November 30, 1996

                              Class A shares    Class B shares   Class C shares
                              --------------    --------------   --------------
Inception Date                  7/1/91             12/12/86         7/2/92
YTD
Before deducting maximum
 sales charges                  15.73%              14.91%           14.90%
After deducting maximum
 sales charges                  10.53%               9.91%           13.90%
ONE YEAR
Before deducting maximum
 sales charges                  15.91%              15.12%           15.05%
After deducting maximum
 sales charges                  10.65%              10.12%           14.05%
LIFE
Before deducting maximum
 sales charges                  10.78%               8.56%            9.86%
After deducting maximum
 sales charges                   9.83%               8.56%            9.86%



The inception date of the Class A shares was July 1, 1991; thus, the 1991 return represents the period from July 1, 1991 through December 31, 1991. The Class B shares commenced operations on December 12, 1986; thus, the 1986 return for Class B shares represents the period from December 12, 1986 through December 31, 1986. The inception date of Class C shares was July 2, 1992; thus, the 1992 return for Class C shares represents the period from July 2, 1992 through December 31, 1992.

AVERAGE ANNUAL RETURNS

As of August 31, 1996

                                   CLASS A SHARES CLASS B SHARES CLASS C SHARES
                                   -------------- -------------- --------------
Inception Date....................     7/1/91        12/12/86        7/2/92
ONE YEAR
 Before deducting maximum sales
  charges.........................       8.33%           7.70%         7.54%
 After deducting maximum sales
  charges.........................       3.42%           2.70%         6.54%
FIVE YEARS
 Before deducting maximum sales
  charges.........................       8.51%           7.71%          N/A
 After deducting maximum sales
  charges.........................       7.51%           7.41%          N/A
LIFE
 Before deducting maximum sales
  charges.........................       9.10%           7.63%         7.80%
 After deducting maximum sales
  charges.........................       8.13%           7.63%         7.80%

                                  ----------
                              Prospectus Page 14

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

TACTICAL ALLOCATION FUND

                                    (CHART)

Average Annual Returns
As of November 30, 1996

                              Class A shares    Class C shares
                              --------------    --------------
Inception Date                  5/10/93             7/22/92
YTD
Before deducting maximum
 sales charges                  24.08%              23.29%
After deducting maximum
 sales charges                  18.53%              22.29%
ONE YEAR
Before deducting maximum
 sales charges                  26.28%              25.39%
After deducting maximum
 sales charges                  20.56%              24.39%
LIFE
Before deducting maximum
 sales charges                  17.48%              15.49%
After deducting maximum
 sales charges                  15.95%              15.49%


The inception date of Class A shares was May 10, 1993; thus the 1993 return represents the period from May 10, 1993 through December 31, 1993. As Class B shares commenced operations on January 30, 1996, they are not included in this chart. The Class C shares commenced operations on July 22, 1992; thus, the 1992 return for Class C shares represents the period from July 22, 1992 through December 31, 1992.

AVERAGE ANNUAL RETURNS

As of August 31, 1996

                                   CLASS A SHARES CLASS B SHARES CLASS C SHARES
                                   -------------- -------------- --------------
Inception Date....................    5/10/93        1/30/96        7/22/92
ONE YEAR
 Before deducting maximum sales
  charges.........................      17.35%           N/A          16.52%
 After deducting maximum sales
  charges.........................      12.07%           N/A          15.52%
LIFE
 Before deducting maximum sales
  charges.........................      13.56%          3.80%         12.31%
 After deducting maximum sales
  charges.........................      11.99%         -1.20%         12.31%

PERFORMANCE INFORMATION

The Funds perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in a Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized return for Class A shares of the Funds reflects deduction of the Funds' maximum initial sales charge of 4.5% at the time of purchase, and standardized return for Class B and Class C shares of the Funds reflects the deduction of the applicable contingent deferred sales charge imposed on a sale of shares held for the period. One-, five- and ten-year periods will be shown, unless the Fund or class has been in existence for a shorter period. If so, returns will be shown for the period since inception. Total return calculations assume reinvestment of dividends and other distributions.

The Funds may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were deducted.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid. Further information about each Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

                                  ----------
                              Prospectus Page 15

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

                            The Funds' Investments

-------------------------------------------------------------------------------

BALANCED FUND

EQUITY SECURITIES include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. While past performance does not guarantee future results, common stocks historically have provided the greatest long-term growth potential compared to other types of investments. However, their prices generally fluctuate more than other securities, reflecting changes in a company's financial condition and in overall market and economic conditions.

Preferred stock has certain fixed income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, which are convertible into common stock.

U.S. GOVERNMENT SECURITIES in which the Fund may invest include direct obligations of the U.S. government (such as Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies and instrumentalities.


BONDS (including notes and debentures) are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.

ASSET-BACKED SECURITIES are debt obligations backed by specific types of assets. The most common type of asset-backed securities is mortgage-backed bonds, which represent a direct or indirect interest (participation) in--or are secured by and payable from--a pool of mortgage loans secured by real property. They are sold by government agencies, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and private corporations. Investors typically receive payments out of the interest and principal on the underlying mortgages. The growth of mortgage-backed securities and the secondary mortgage market in which they are traded has helped keep mortgage money available for home financing.

Mortgage-backed securities include:

 . Single- and multi-class pass-through securities, representing pooled debt obligations repackaged as shares, that pass income from debtors through the intermediary to investors;

 . Collateralized mortgage obligations ("CMOs"), which are more complex versions of mortgage-backed bonds. Evaluating the risks and rewards of CMOs requires special knowledge.

When interest rates go down and homeowners refinance their mortgages, mortgage-backed bonds are paid off more quickly than investors may expect. When interest rates rise, mortgage-backed bonds may be paid off more slowly than originally expected.

Other asset-backed securities are structured similar to mortgage-backed securities, except that the underlying assets are not first lien mortgage loans or interests in them. Instead, these securities include assets such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements.

ZERO COUPON SECURITIES are securities that make no periodic interest payments but instead are sold at a deep discount from their face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. There are many kinds of zero coupon securities. The most commonly known is the zero coupon bond, which either may be issued at a deep discount by a corporation or may be created by a brokerage firm when it strips (separates) the coupons (unmatured interest payments) off a bond and sells the principal and the coupons separately. This technique is used frequently with U.S. Treasury bonds; these issues include CATS (Certificates of Accrual

                                  ----------
                              Prospectus Page 16

-------------------------------------------------------------------------------
                              -------------------
Paine Webber                                           Tactical Allocation Fund
                                 Balanced Fund

Treasury Securities) and TIGRs (Treasury Income Growth Receipts).

Because zero coupon securities bear no interest and holders do not receive interest payments, they are generally more sensitive to changes in interest rates than other U.S. government securities. For example, when interest rates fall, the value of zero coupon securities rises more rapidly than bonds paying out interest on a current basis, because the zero coupon bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall. However, when interest rates rise, their value falls more dramatically.

MONEY MARKET INSTRUMENTS in which the Fund may invest include:

 . U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities;

 . Obligations of U.S. banks (including certificates of deposit and bankers' acceptances) with total assets in excess of $1.5 billion at the time of purchase;

 . Interest-bearing savings deposits in U.S. commercial and savings banks with principal amounts not greater than are fully insured by the Federal Deposit Insurance Corporation (the aggregate amount of these deposits may not exceed 5% of the value of the Fund's assets);

 . Commercial paper and other short-term corporate obligations; and

 . Variable and floating-rate securities and repurchase agreements.

In addition, the Fund may hold cash and may invest in participation interests of the money market securities mentioned above without limitation. These participation interests are the interests of securities held by others on a pro-rata basis.

TACTICAL ALLOCATION FUND

STOCK PORTION. In its stock portion, the Fund attempts to duplicate, before the deduction of operating expenses, the investment results of the S&P 500 Index by investing in approximately 450 of the 500 common stocks included in that Index. The S&P 500 Index, which is chosen by S&P on a statistical basis and may change from time to time, emphasizes large capitalization stocks and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representative of stocks in a particular industry sector. The Fund attempts to achieve a correlation between the performance of the stock portion and that of the S&P 500 Index of at least 0.95, before the deduction of operating expenses (a correlation of 1.00 would be perfect, which would mean that the net asset value of the stock portion increased or decreased in exactly the same proportion as changes in the Index).

BOND PORTION. In its bond portion, the Fund invests in U.S. Treasury notes having five years remaining to maturity at the beginning of the then-current calendar year or, if those instruments are unavailable at favorable prices, in U.S. Treasury notes with remaining maturities as close as possible to five years. The Fund does not invest in bonds and cash simultaneously, except as noted below.

CASH PORTION. In its cash portion, the Fund invests in U.S. Treasury bills with remaining maturities of 30 days or, if those instruments are unavailable at favorable prices, in U.S. Treasury bills with remaining maturities as close as possible to 30 days. Limited amounts of the Fund's assets are normally invested in cash, generally to pay expenses.

RISKS

Under normal circumstances, Balanced Fund invests primarily in equity securities, bonds, U.S. government securities, mortgage- and asset-backed securities and money market instruments, and Tactical Allocation Fund invests primarily in equity securities and U.S. government securities. Following is a discussion of risks that are common to each Fund:

EQUITY SECURITIES. Equity securities historically have shown greater growth potential than other types of securities. As with all investments, higher returns are typically accompanied by higher risks; thus, common stocks represent the riskiest investment in a company. It is possible that a Fund may experience a substantial or complete loss on an individual equity investment.

INTEREST RATE AND CREDIT RISKS. Interest rate risk is the risk that interest rates will rise and the prices of bonds and U.S. government securities will fall,

                                  ----------
                              Prospectus Page 17

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

lowering the value of the Funds' investments. Long-term bonds, including U.S. government securities, are generally more sensitive to interest rate changes than short-term bonds, including U.S. government securities. Adverse changes in economic conditions can affect an issuer's ability to pay principal and interest.

FOREIGN SECURITIES. Balanced Fund may invest in U.S. dollar-denominated securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter ("OTC") market. Because the S&P 500 Index includes common stocks of foreign issuers, Tactical Allocation Fund is also subject to certain risks associated with investments in U.S. dollar-denominated securities of foreign issuers.

Investing in securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies. In general, less information may be available about foreign companies than about U.S. companies, and they are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

DERIVATIVES. Some of the instruments in which the Funds may invest may be referred to as "derivatives," because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, interest rate protection contracts and similar instruments that may be used in hedging and related strategies. There is only limited consensus as to what constitutes a "derivative" security. However, in Mitchell Hutchins' view, derivative securities also include "stripped" securities and specially structured types of mortgage- and asset-backed securities, such as IOs and POs. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Funds.

COUNTERPARTIES. The Funds may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins, subject to the supervision of the board of each Fund, monitors and evaluates the creditworthiness of the parties with which each Fund does business.

In addition to these general risks, investments in each Fund are subject to other risk considerations:

BALANCED FUND

BOND RATINGS. The Fund invests in a broad range of investment grade bonds. Investment grade quality means that the securities are rated within the four highest categories by S&P and Moody's. Moody's fourth highest category (Baa) includes securities which, in its opinion, have speculative features.

The Fund may invest up to 10% of its total assets in convertible bonds rated lower than investment grade, that is, below BBB by S&P or Baa by Moody's, but no lower than B by S&P or Moody's. These bonds, which are commonly referred to as "junk bonds," are considered to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may be more sensitive to adverse conditions. The Fund's policy of investing a portion of its assets in lower rated securities thus entails greater risks than those associated with investment in higher rated securities. The Fund also may invest in securities that are comparably rated by another NRSRO and unrated securities deemed by Mitchell Hutchins to be of comparable quality.

Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the volatility of the bond's value or its liquidity and do not guarantee the performance of the issuer. The rating agencies also may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies will downgrade bonds.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. The yield characteristics of the mortgage- and asset-backed securities in which the Fund may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage- and asset-

                                  ----------
                              Prospectus Page 18

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

backed securities may also decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the Fund's yield. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances, reduced liquidity, of the CMO class.

Certain classes of CMOs and other mortgage-backed securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances.

During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities in which the Fund may invest, including IO and PO classes of mortgage-backed securities, can be extremely volatile and these securities may become illiquid. Mitchell Hutchins seeks to manage the Fund's investments in mortgage-backed securities so that the volatility of the Fund's portfolio, taken as a whole, is consistent with the Fund's investment objective. If market interest rates or other factors that affect the volatility of securities held by the Fund change in ways that Mitchell Hutchins does not anticipate, the Fund's ability to meet its investment objective may be reduced.

See Appendix B to the Statement of Additional Information for more information concerning the types of mortgage-backed securities in which the Fund may invest.

RISKS OF ZERO COUPON SECURITIES. The Fund may invest in certain zero coupon securities that are "stripped" U.S. government securities. Zero coupon securities pay no interest to holders prior to maturity. However, a portion of the original issue discount on the zero coupon securities must be included in the Fund's income. Accordingly, to continue to qualify for tax treatment as a regulated investment company and to avoid certain excise taxes (see "Taxes" in the Statement of Additional Information), the Fund may be required to distribute as dividends amounts that are greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

TACTICAL ALLOCATION FUND

LIMITS OF ASSET ALLOCATION STRATEGY. Although it seeks total return, consisting of both capital appreciation and current income, in following its asset allocation


                                  ----------
                              Prospectus Page 19

--------------------------------------------------------------------------------
                              -------------------
PaineWebber                                             Tactical Allocation Fund
                                 Balanced Fund

strategy, the Fund may not achieve as high a level of either capital appreciation or current income as a fund that has only one of those objectives as its primary objective. In addition, the need to qualify as a regulated investment company for federal income tax purposes may limit the Fund's ability to adhere rigidly to the recommendations of the Model. See "Dividends & Taxes." In addition, the Fund is also subject to the risk that the Model may not correctly predict the appropriate times to shift the Fund's assets from one type of investment to another.

INDEX INVESTING AND OPEN-END INVESTMENT COMPANIES. While the Fund's stock portion attempts to duplicate, before deduction of operating expenses, the investment results of the S&P 500 Index, the investment results of the stock portion generally are not identical to those of the Index. Deviations from the performance of the S&P 500 Index may result from shareholder purchases and sales of shares that occur daily, as well as from expenses borne by the Fund.

INVESTMENT TECHNIQUES AND STRATEGIES

STRATEGIC INVESTMENTS. In an attempt to reduce the overall risk of its investments, known as hedging, or to enhance income or return, each Fund may use certain types of strategic investments. These investments involve derivative contracts, including options (on securities, futures and indexes) and futures contracts (on stock indexes and debt securities). In addition, new financial products and risk management techniques continue to be developed and may be used if consistent with the Funds' investment objectives and policies. Use of these strategies solely to enhance income may be considered a form of speculation. Each Fund also may enter into interest rate swap agreements and certain other interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. The Funds' ability to use the strategies may be limited by market conditions, regulatory limits and tax considerations. The Statement of Additional Information for the Funds contains further information on these strategies.

Each Fund may enter into options and futures contracts under which the full value of its portfolio is at risk. Under normal circumstances, however, the Fund's use of these strategies will place at risk a much smaller portion of its assets.

The Funds might not use any strategic investment, and there can be no assurance that any strategy used will succeed. If Mitchell Hutchins is incorrect in its judgment on interest rates, market values or other economic factors in using a particular strategic investment, a Fund might have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

 . the fact that the skills needed to use strategic investments are different from those needed to select securities for the Funds,

 . the possibility of imperfect correlation, or even no correlation, between price movements of strategic investments and price movements of the securities being hedged,

 . possible constraints on a Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to "cover" or to segregate securities, and

 . the possibility that the Fund is unable to close out or liquidate its position.

PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins deems portfolio changes appropriate. A higher turnover rate for a Fund (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by that Fund, and may increase the potential for short-term capital gains.

ILLIQUID SECURITIES. Each Fund may invest up to 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, certain cover for OTC options and securities whose disposition is restricted under the federal securities laws. The Funds do not consider securities that are eligible for resale under SEC Rule 144A to be illiquid if Mitchell Hutchins has determined them to be liquid, based upon the trading markets for the securities under procedures approved by the Funds' boards.

LENDING PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets taken at market value. Lending securities enables the Funds to earn additional income, but could result in a loss or delay in recovering these securities.

                                  ----------
                               Prospectus Page 20

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. In a typical repurchase agreement, a Fund buys a security and simultaneously agrees to sell it back at an agreed-upon price and time, usually no more than seven days after purchase. The time and price reflect a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Risks associated with repurchase agreements include a possible decline in the value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent.

OTHER INFORMATION. Each Fund may purchase securities on a when-issued basis or may purchase or sell securities for delayed delivery. A Fund generally would not pay for such securities or start earning interest on them until they are delivered, but it would immediately assume the risks of ownership, including the risk of price fluctuation. Each Fund may borrow money for temporary or emergency purposes, but not in excess of 10% (Balanced Fund) or 20% (Tactical Allocation Fund) of its total assets, including (in the case of Balanced Fund) reverse repurchase agreements involving up to 5% of its total assets.
-------------------------------------------------------------------------------

                              Flexible PricingSM
-------------------------------------------------------------------------------

Each Fund offers three classes of shares through this Prospectus that differ in terms of sales charges and expenses. An investor can select the class that is best suited to his or her investment needs, based upon the holding period and the amount of investment.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 4.5% of the public offering price) next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Funds' transfer agent ("Transfer Agent") receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares. Class A shares sales charges are calculated as follows:

                           SALES CHARGE AS A PERCENTAGE OF:    DISCOUNT TO SELECTED
                          ---------------------------------- DEALERS AS PERCENTAGE OF
AMOUNT OF INVESTMENT      OFFERING PRICE NET AMOUNT INVESTED      OFFERING PRICE
--------------------      -------------- ------------------- ------------------------
Less than $50,000.......       4.50%            4.71%                  4.25%
$50,000 to $99,999......       4.00             4.17                   3.75
$100,000 to $249,999....       3.50             3.63                   3.25
$250,000 to $499,999....       2.50             2.56                   2.25
$500,000 to $999,999....       1.75             1.78                   1.50
$1,000,000 and over (1).       None             None                   1.00 (2)

-------

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of any dividends or other distributions are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may not withdraw more than 12% of the value of the Fund account under the Plan in the first year after purchase.
(2) Mitchell Hutchins pays 1% to PaineWebber.
SALES CHARGE REDUCTIONS & WAIVERS

Investors purchasing Class A shares in more than one PaineWebber mutual fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares in one or more PaineWebber mutual funds may combine the amount they are currently purchasing with the value of such previously owned shares to qualify for a reduced sales charge. To determine the sales charge reduction in either case, please refer to the chart above.

                                  -----------
                              Prospectus Page 21

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

Investors may also qualify for a lower sales charge when they combine their purchases with those of:

 . their spouses, parents or children under age 21;

 . their Individual Retirement Accounts (IRAs);

 . certain employee benefit plans, including 401(k) plans;

 . any company controlled by the investor;

 . trusts created by the investor;

 . Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of individuals for the benefit of the investors' children; or

 . accounts with the same adviser.

Employers who own Class A shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

The sales charge will not apply when the investor:

 . is an employee, director, trustee or officer of PaineWebber, its affiliates or any PaineWebber mutual fund;

 . is the spouse, parent or child of any of the above, or advisory clients of Mitchell Hutchins;

 . buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the SEC; and

  . was the investment executive's client at the competing brokerage firm;

  . within 90 days of buying Class A shares in this Fund, the investor sells shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

  . the amount that the investor purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund;

 . is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares;

 . is an employer establishing an employee benefit plan qualified under section
  401, including a salary reduction plan qualified under section 401(k), or section 403(b) of the Internal Revenue Code ("Code"). (This waiver is subject to minimum requirements, with respect to the number of employees and investment amount, established by Mitchell Hutchins. Currently, the plan must have 100 or more eligible employees or the amount invested or to be invested in the Fund or any other PaineWebber mutual fund must total at least $1 million during the subsequent 13-month period); or

 . acquires Class A shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of Class A shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to supplement a rebalancing feature of such an investment program, the minimum subsequent investment requirement and $5 exchange fee (if applicable) also are waived.

For more information on how to get any reduced sales charge, investors should contact their investment executive at PaineWebber or one of its correspondent firms or call 1-800-647-1568.

CLASS B SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. The ongoing expenses investors pay for Class B shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class B shares, 100% of their purchase is immediately invested.

Depending on how long they own their Fund investment, investors may have to pay a sales charge when they sell their Fund shares. This sales charge is called a "contingent deferred sales charge." The amount of the charge depends on how long the investor owned the shares. The sales charge is calculated by multiplying the offering price (net asset value of the shares at the time of purchase) or the net asset value of the shares at


                                  ----------
                              Prospectus Page 22

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund


the time of sale by the shareholder, whichever is less, by the percentage shown on the following table. Investors who own shares for more than six years do not have to pay a sales charge when selling those shares.

                                                           PERCENTAGE BY WHICH
                                                          THE SHARES' NET ASSET
IF THE INVESTOR SELLS SHARES WITHIN:                      VALUE IS MULTIPLIED:
------------------------------------                      ---------------------
1st year of purchase.....................................            5%
2nd year of purchase.....................................            4
3rd year of purchase.....................................            3
4th year of purchase.....................................            2
5th year of purchase.....................................            2
6th year of purchase.....................................            1
7th year of purchase.....................................         None

CONVERSION OF CLASS B SHARES

Class B shares automatically convert to the appropriate number of Class A shares of equal dollar value after the investor has owned them for six years. Dividends and other distributions paid to the investor by the Fund in the form of additional Class B shares will also convert to Class A shares on a pro-rata basis. This benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. If the investor has exchanged Class B shares between PaineWebber funds, the Fund uses the purchase date at which the initial investment was made to determine the conversion date.

MINIMIZING THE CONTINGENT DEFERRED SALES CHARGE

When investors sell Class B shares they have owned for less than six years, the Fund automatically will minimize the sales charge by assuming they are selling:

 . First, Class B shares owned through reinvested dividends and capital gain distributions; and

 . Second, Class B shares held in the portfolio the longest.

WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will not apply to:

 . sales of shares under the Fund's "Systematic Withdrawal Plan" (investors may not withdraw annually more than 12% of the value of the Fund account under the Plan);

 . a distribution from an IRA, a self-employed individual retirement plan
  ("Keogh Plan") or a custodial account under Section 403(b) of the Internal Revenue Code (after the investor reaches age 59 1/2);

 . a tax-free return of an excess IRA contribution;

 . a tax-qualified retirement plan distribution following retirement; or

 . Class B shares sold within one year of an investor's death if the investor owned the shares at the time of death either as the sole shareholder or with his or her spouse as a joint tenant with the right of survivorship.

Investors must provide satisfactory information to PaineWebber or the Fund if they seek any of these waivers.

CLASS C SHARES

HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses of Class C shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class C shares, 100% of their purchase is immediately invested. Class C shares never convert to any other class of shares.

A contingent deferred sales charge of 1% of the offering price (net asset value of at the time of purchase) or net asset value of the shares at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Other PaineWebber mutual funds may impose a different contingent deferred sales charge on Class C shares sold within one year of the purchase date. A sale of Class C shares acquired through an exchange and held less than one year will be subject to the same contingent deferred sales charge that would have been imposed on the Class C shares of the PaineWebber mutual fund originally purchased. Class C shares representing reinvestment of any dividends or capital gains are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan also are not subject to this charge. However, investors may not withdraw annually more than 12% of the value of the Fund account under the Plan in the first year after purchase.

                                  ----------
                              Prospectus Page 23

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

                               How to Buy Shares
-------------------------------------------------------------------------------

Prices are calculated for the Fund's Class A, Class B and Class C shares once each Business Day, at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange is open for business. Shares are purchased at the next share price calculated after the purchase order is received. The Funds and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares, which include an initial sales charge.

PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms. Payment is due on the third Business Day after PaineWebber's New York City headquarters office receives the purchase order.

OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent by completing an account application, which can be obtained by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., the Funds' Transfer Agent, Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

 . mail an application with a check; or

 . open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in the Fund.

MINIMUM INVESTMENTS

To open an account....................................................... $1,000
To add to an account..................................................... $  100

A Fund may waive or reduce these minimums for:

 . employees of PaineWebber or its affiliates; or

 . participants in certain pension plans, retirement accounts or the Fund's automatic investment plan.

HOW TO EXCHANGE SHARES

As shareholders, investors have the privilege of exchanging Fund shares for the same class of other PaineWebber mutual fund shares. For classes of shares where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange. Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made. A $5 fee is imposed on each exchange into or out of Balanced Fund. Exchanges out of Tactical Allocation Fund are not charged this fee.

 . Investors who purchased their shares through an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.

 . Investors who do not have an account with an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by writing a "letter of instruction" to the Transfer Agent. The letter of instruction must include:

  . the investor's name and address;

  . the Fund's name;

  . the Fund account number;

  . the dollar amount or number of shares to be sold; and


                                  -----------
                              Prospectus Page 24

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund
-------------------------------------------------------------------------------

                              How to Sell Shares
-------------------------------------------------------------------------------

  . a guarantee of each registered owner's signature by an eligible institution, such as a commercial bank, trust company or stock exchange member.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

No contingent deferred sales charge is imposed when shares are exchanged for the corresponding class of shares of other PaineWebber mutual funds. A Fund will use the purchase date of the initial investment to determine any contingent deferred sales charge due when the acquired shares are sold. Fund shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired are authorized. This exchange privilege may be modified or terminated at any time and, when required by SEC rules, upon 60 days' notice. See the back cover of this prospectus for a listing of other PaineWebber mutual funds.
Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated after the order is received and accepted (less any applicable contingent deferred sales charge). Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).

Investors who own more than one class of shares should specify which class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class C, and last, Class B.

If a shareholder wants to sell shares which were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through PFPC Inc., the Fund's Transfer Agent, may sell shares by writing a "letter of instruction," as detailed in "How to Exchange Shares."

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to purchase back all Fund shares in any shareholder account with a net asset value of less than $500. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Fund account without a sales charge up to the dollar amount sold by purchasing the Fund's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase.
-------------------------------------------------------------------------------

                                Other Services
-------------------------------------------------------------------------------
Investors should consult their investment executive at PaineWebber or one of its correspondent firms to learn more about the following services:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan Service with a minimum initial investment of $1,000 through which the Fund will deduct $50 or more each month from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the Automatic Investment Plan enables the investor to use the technique of "dollar cost averaging."

                                  ----------
                              Prospectus Page 25

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December) or semiannual (June and December) withdrawals from their PaineWebber Mutual Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

 . CLASS A AND CLASS C SHARES. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

 . CLASS B SHARES. Minimum value of Fund shares is $20,000; minimum monthly, quarterly and semiannual withdrawals of $200, $400 and $600, respectively.

Withdrawals under the Systematic Withdrawal Plan are not subject to a contingent deferred sales charge. Investors may not withdraw more than 12% of the value of the Fund account when the investor signed up for the Plan (for Class B shares annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

Self-Directed IRAs are available through PaineWebber in which purchases of PaineWebber funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If investors holding shares of a Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.
-------------------------------------------------------------------------------

                                  Management
-------------------------------------------------------------------------------
Balanced Fund is a series of PaineWebber Master Series, Inc. ("Corporation") and Tactical Allocation Fund is a series of PaineWebber Investment Trust ("Trust"). The board of directors of the Corporation and the board of trustees of the Trust oversee the Funds' operations and, as part of this overall management responsibility, oversee various organizations responsible for the day-to-day management of each Fund. Each board has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board).

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York, 10019, is the asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On November 30, 1996, Mitchell Hutchins was adviser or sub-adviser of 29 investment companies with 64 separate portfolios and
aggregate assets of approximately $   billion.

Each board has determined that brokerage transactions for the Fund may be conducted through PaineWebber or its affiliates in accordance with procedures adopted by the board.

ABOUT THE INVESTMENT ADVISER

As investment adviser and administrator for Balanced Fund and Tactical Allocation Fund, Mitchell Hutchins makes and implements all investment decisions and supervises all aspects of each Fund's operations.

T. Kirkham Barneby is responsible for the asset allocation decisions for both Balanced Fund and Tactical Allocation Fund. He has been responsible for the day-to-day management of Tactical Allocation Fund since February 1995. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

Mark A. Tincher is responsible for the day-to-day management of the equity portion of Balanced Fund.

                                  ----------
                              Prospectus Page 26

--------------------------------------------------------------------------------
                              -------------------
PaineWebber                                             Tactical Allocation Fund
                                 Balanced Fund

Mr. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins, responsible for overseeing the management of equity investments. From March 1988 to March 1995, Mr. Tincher worked for Chase Manhattan Private Bank where he was a vice president. Mr. Tincher directed the U.S. funds management and equity research area at Chase and oversaw the management of all Chase U.S. equity funds (the Vista Funds and Trust Investment Funds).

Dennis L. McCauley is responsible for the day-to-day management of the debt securities portion of Balanced Fund. Mr. McCauley is a managing director and chief investment officer of fixed income investments of Mitchell Hutchins, responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. Prior to joining Mitchell Hutchins in 1994, Mr. McCauley worked for IBM Corporation, where he was director of fixed income investments responsible for developing and managing investment strategy for all fixed income and cash management investments of IBM's pension fund and self-insured medical funds. Mr. McCauley has also served as vice president of IBM Credit Corporation's mutual funds and as a member of the retirement fund investment committee.

Nirmal Singh and Craig M. Varrelman, CFA, assist Mr. McCauley in managing Balanced Fund's debt securities. Mr. Singh and Mr. Varrelman are both first vice presidents of Mitchell Hutchins. Prior to joining Mitchell Hutchins in September 1993, Mr. Singh was with Merrill Lynch Asset Management, Inc., where he was a member of the portfolio management team. From 1990 to 1993, Mr. Singh was a senior portfolio manager at Nomura Mortgage Fund Management Corporation. Mr. Varrelman has been with Mitchell Hutchins as a portfolio manager since 1988 and manages fixed income portfolios with an emphasis on U.S. government securities.

Susan Messina is responsible for the day-to-day management of the portion of Balanced Fund's assets invested in money market instruments. Ms. Messina has been with Mitchell Hutchins since 1982 and is a senior vice president of Mitchell Hutchins.

Each of these managers first assumed responsibilities with respect to Balanced Fund in August 1995.

Other members of Mitchell Hutchins' domestic equity and domestic fixed income investments groups provide input on market outlook, interest rate forecasts, investment research and other considerations pertaining to each Fund's investments.

Mitchell Hutchins personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

MANAGEMENT FEES & OTHER EXPENSES

Each Fund pays Mitchell Hutchins a monthly fee for its services. For the most recent fiscal year, Mitchell Hutchins received a monthly fee from Balanced Fund for these services at the effective annual rate of 0.75% of the Fund's average daily net assets and from Tactical Allocation Fund at the annual rate of 0.50% of the Fund's average daily net assets. The management fee payable to Mitchell Hutchins by Balanced Fund is greater than those paid by most funds.

Balanced Fund also pays PaineWebber an annual fee of $4.00 per active shareholder account held at PaineWebber for certain services not provided by the Transfer Agent. Tactical Allocation Fund does not pay this fee.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under distribution plans for Class A, Class B and Class C shares ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), each Fund pays Mitchell Hutchins:

 . Monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares.

 . Monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B shares and Class C Shares.

Under the Plans, Mitchell Hutchins primarily uses the service fees to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each Fund by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

                                  ----------
                               Prospectus Page 27

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

 . Offset the commissions it pays to PaineWebber for selling each Fund's Class
  B and Class C shares, respectively.

 . Offset each Fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

PaineWebber compensates investment executives when Class B and Class C shares are sold, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from either Fund or investors at the time of sale of Class B or C shares.

Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

The Plans and the related distribution contracts for each class of shares ("Distribution Contracts") specify that each Fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the Funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the Funds. Annually, the board of each Fund reviews each Plan and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

-------------------------------------------------------------------------------

                    Determining the Shares' Net Asset Value
-------------------------------------------------------------------------------
The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. Each Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

Each Fund values its assets based on their current market value when market quotations are readily available. If market quotations are not readily available, assets are valued at fair value as determined in good faith by or under the direction of its board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless its board determines that this does not represent fair value.

-------------------------------------------------------------------------------

                               Dividends & Taxes
-------------------------------------------------------------------------------
DIVIDENDS

Balanced Fund pays dividends semi-annually from its net investment income and also may distribute net short-term capital gains, if any, with the periodic dividend. Tactical Allocation Fund pays an annual dividend from its net investment income and short-term capital gain, if any. Net investment income includes dividend income, accrued interest and discount, less amortization of premium and accrued expenses. Substantially all of each Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, and any undistributed net short-term capital gain, is distributed at least annually. The Funds may make additional distributions if necessary to avoid income or excise taxes. While the Funds will not declare any dividend in excess of the amount of net investment income and net short-term capital gain available for distribution at the time of declaration, it is possible that net capital losses sustained after that time could convert a portion of such a dividend to a non-taxable return of capital.


                                  ----------
                              Prospectus Page 28

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund


Dividends and other distributions paid on each class of shares of a Fund are calculated at the same time and in the same manner. Dividends on Class B and Class C shares of a Fund are expected to be lower than those on their Class A shares because Class B and Class C shares have higher expenses resulting from their distribution fees. Dividends on each class might be affected differently by the allocation of other class-specific expenses. See "General Information."

The Funds' dividends and capital gain distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and/or capital gain distributions in cash, either mailed to the shareholder by check or credited to the shareholder's PaineWebber account, should contact their investment executive at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES

Each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gain) and net capital gain that it distributes to its shareholders. These requirements may limit the ability of Tactical Allocation Fund to reallocate its assets under certain circumstances.

Dividends from each Fund's investment company taxable income (whether paid in cash or in additional Fund shares) generally are taxable to its shareholders as ordinary income. Distributions of each Fund's net capital gain (whether paid in cash or in additional Fund shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Shareholders not subject to tax on their income generally will not be required to pay tax on distributions from the Funds.

Balanced Fund is required to include in its gross income each year a portion of the original issue discount on zero coupon securities it acquires, even though the Fund receives no interest payment on the securities during the year.

YEAR-END TAX REPORTING

Each Fund notifies its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) that year and any portion of those dividends that qualifies for special treatment.

WITHHOLDING REQUIREMENTS

Each Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate is also required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

When shareholders sell (redeem) shares, the sale may result in a taxable gain or loss. This depends upon whether the shareholders receive more or less than their adjusted basis for the shares (which normally takes into account any initial sales charge paid on Class A shares). An exchange of a Fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a Fund's shares are bought within 30 days before or after selling other shares of the Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS

Special tax rules apply when a shareholder sells or exchanges Class A shares within 90 days of purchase, and subsequently purchases Class A shares of a PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

No gain or loss will be recognized to a Shareholder as a result of conversion of Class B into Class A shares.

                                    * * * *

Because the foregoing only summarizes some of the important federal income tax considerations affecting the Funds and their shareholders, a further discussion is contained in the Statement of Additional Information. Prospective shareholders are urged to consult their tax advisors.

                                  ----------
                              Prospectus Page 29

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

                              General Information
-------------------------------------------------------------------------------

ORGANIZATION

BALANCED FUND

Balanced Fund is a diversified series of the Corporation, an open-end management investment company that was incorporated in Maryland on October 29, 1985. The Corporation has authority to issue 10 billion shares of common stock of separate series, par value $.001 per share; four billion of these shares are classified as shares of Balanced Fund. Shares of one other series have been authorized.

TACTICAL ALLOCATION FUND

Tactical Allocation Fund is a series of the Trust, an open-end management investment company that was formed on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $.001 per share. Shares of one other series have been authorized.

SHARES

The shares of each Fund are divided into four classes, designated Class A, Class B, Class C and Class Y shares. Each class represents an identical interest in the respective Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes.

Each share of a Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends on Class B and Class C shares are likely to be lower than for Class A shares and are likely to be lower on Class Y shares than for any other class of shares.

Class Y shares, which are offered only to limited groups of investors, are subject to neither an initial or contingent deferred sales charge nor ongoing service or distribution fees. More information concerning Class Y shares may be obtained from an investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

Although each Fund is offering only its own shares, it is possible that a Fund could become liable for misstatements in the Prospectus about the other Fund. The boards have considered this factor in approving the use of a single, combined Prospectus.

VOTING RIGHTS

Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Corporation or the Trust may elect all of its board members. The shares of the Funds will be voted separately except when an aggregate vote of all series in the Corporation or the Trust is required by law and except that only the shareholders of a particular class of a Fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to a class.

SHAREHOLDER MEETINGS

The Funds do not intend to hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of the Corporation or the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the Corporation's or Trust's outstanding shares.

REPORTS TO SHAREHOLDERS

Each Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information is available to shareholders upon request.

                                  ----------
                              Prospectus Page 30

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as the Funds' custodian and recordkeeping agent. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Funds' transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

                                  -----------
                              Prospectus Page 31

------------------------------=================---------------------------------


                           PaineWebber Balanced Fund
                      PaineWebber Tactical Allocation Fund

                       Prospectus -- January 1, 1997


--------------------------------------------------------------------------------

 . PAINEWEBBER BOND FUNDS      . PAINEWEBBER STOCK FUNDS


   High Income Fund              Capital Appreciation Fund
   Investment Grade Income       Financial Services Growth Fund
   Fund                          Growth Fund
   Low Duration U.S.             Growth and Income Fund
   Government  Income Fund
   Strategic Income Fund         Small Cap Fund
                                 Utility Income Fund
   U.S. Government Income
   Fund


 . PAINEWEBBER TAX-FREE BOND  .  PAINEWEBBER GLOBAL FUNDS
    FUNDS


                                 Emerging Markets Equity Fund
   California Tax-Free           Global Equity Fund
    Income Fund                  Global Income Fund
   Municipal High Income
    Fund

   National Tax-Free
   Income Fund
   New York Tax-Free           . PAINEWEBBER MONEY MARKET FUND
    Income Fund

 . PAINEWEBBER ASSET
   ALLOCATION FUNDS

   Balanced Fund
   Tactical Allocation
    Fund


 A prospectus containing more complete information for any of the above funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

                           PAINEWEBBER BALANCED FUND
                     PAINEWEBBER TACTICAL ALLOCATION FUND

                          1285 AVENUE OF THE AMERICAS

                           NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

  The two funds named above (each a "Fund" and, collectively, "Funds") are diversified series of professionally managed, open-end management investment companies organized as a Maryland corporation and a Massachusetts business trust, respectively. PaineWebber Balanced Fund ("Balanced Fund"), a series of PaineWebber Master Series, Inc. ("Corporation"), seeks high total return with low volatility; it invests primarily in a combination of equity securities, investment grade debt securities and money market instruments. PaineWebber Tactical Allocation Fund ("Tactical Allocation Fund"), a series of PaineWebber Investment Trust ("Trust"), seeks total return, consisting of long-term capital appreciation and current income, by utilizing a systematic investment strategy that actively allocates the Fund's assets among equity securities, U.S. Treasury notes and U.S. Treasury bills.

  The investment adviser, administrator and distributor for each Fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the Fund, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares.

  This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated January 1, 1997. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated January 1, 1997.

                     INVESTMENT POLICIES AND RESTRICTIONS

  The following supplements the information contained in the Prospectus concerning the Funds' investment policies and limitations. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, there are no policy limitations on a Fund's ability to use the investments or techniques discussed in these documents.

  YIELD FACTORS AND RATINGS. Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of debt obligations. A description of the range of ratings assigned to debt obligations by Moody's and S&P is included in the Appendix to this Statement of Additional Information. Balanced Fund may use these ratings in determining whether to purchase, sell or hold a security. These ratings represent the NRSROs' opinions as to the quality of the debt obligations that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by Balanced Fund, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Mitchell Hutchins will consider such an event in determining whether the Fund should continue to hold the obligation but is not required to dispose of it.

  In addition to ratings assigned to individual bond issues, Mitchell Hutchins will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which Balanced Fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

  ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

  MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to herein as CMOs. The U.S. government mortgage-backed securities in which Balanced Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with its investment limitations, the Fund expects to invest in those new types of mortgage-backed securities that Mitchell Hutchins believes may assist the Fund in achieving its investment objective. Similarly, the Fund may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein.

  GINNIE MAE CERTIFICATES. Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificateholders such as Balanced Fund. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

  FANNIE MAE CERTIFICATES. Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interests and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

  FREDDIE MAC CERTIFICATES. Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

  PRIVATE, RTC AND SIMILAR MORTGAGE-BACKED SECURITIES. Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to CMOs issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "--Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.

  The Resolution Trust Corporation ("RTC"), which was organized by the U.S. government in connection with the savings and loan crisis, held assets of failed savings associations as either a conservator or receiver for such associations, or it acquired such assets in its corporate capacity. These assets included, among other things, single family and multi-family mortgage loans, as well as commercial mortgage loans. In order to dispose of such assets in an orderly manner, RTC established a vehicle registered with the Securities and Exchange Commission ("SEC") through which it sold mortgage-backed securities. RTC mortgage-backed securities represent pro rata interests in pools of mortgage loans that RTC held or had acquired, as described above, and are supported by one or more of the types of private credit enhancements used by Private Mortgage Lenders.

  COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE PASS-
THROUGHS. CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (such collateral collectively being called "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of mortgage assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the mortgage assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay debt service on the CMOs or to make schedule distributions on the multi-class mortgage pass-through securities.

  In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO (other than any principal-only class) on a monthly, quarterly or semi-annual basis. The principal and interest on the mortgage assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the mortgage assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

  Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

  ARM AND FLOATING RATE MORTGAGE-BACKED SECURITIES. ARM mortgage-backed securities are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as "ARMs"). Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities.

  TYPES OF CREDIT ENHANCEMENT. To lessen the effect of failures by obligors on mortgage assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. Balanced Fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security.

  Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

  ADDITIONAL INFORMATION ON ARM AND FLOATING RATE MORTGAGE-BACKED SECURITIES. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed rate securities. Conversely, during periods of declining rates, ARMs generally do not increase in value as much as fixed rate securities. ARM mortgage-backed securities represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARMs. ARMs generally provide that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs provide for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may provide for limitations on changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future monthly payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

  The rates of interest payable on certain ARMs, and therefore on certain ARM mortgage-backed securities, are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM mortgage-backed securities supported by ARMs that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM mortgage-backed securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

  Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM mortgage-backed securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.

  SPECIAL CHARACTERISTICS OF MORTGAGE- AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

  ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on ARMs could increase because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on ARMs might decrease. The rate of prepayments with respect to ARMs has fluctuated in recent years.

  The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

  Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-backed securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of Balanced Fund.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Each Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of such securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by a Fund upon their acquisition is accrued as interest and included in the Fund's net investment income.

  Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes insolvent. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins to present minimal credit risks in accordance with guidelines established by each Fund's board. Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under the board's general supervision.

  REVERSE REPURCHASE AGREEMENTS. Balanced Fund may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate value of not more than 5% of its net assets. Such agreements involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, the Fund's custodian segregates assets to cover the Fund's obligations under the reverse repurchase agreement. See "Investment Policies and Restrictions--Segregated Accounts."

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a Fund's net asset value. When a Fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts." Each Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the Fund.

  ILLIQUID SECURITIES. Each Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under current SEC guidelines, interest-only ("IO") and principal-only ("PO") classes of mortgage-backed securities are considered illiquid. However, IO and PO classes of fixed-rate mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities will not be considered illiquid if Mitchell Hutchins has determined that they are liquid pursuant to guidelines established by Balanced Fund's board. Illiquid securities also are considered to include, among other things, purchased over-the-counter ("OTC") options, repurchase agreements with maturities in excess of seven days and securities whose disposition is restricted under the federal securities laws (other than "Rule 144A" securities and certain commercial paper that

Mitchell Hutchins has determined to be liquid under procedures approved by each Fund's board). The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Certain illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  Each Fund's board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins, pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security,
(3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in each Fund's portfolio and reports periodically on such decisions to the board.

  SECTION 4(2) PAPER. Commercial paper issues in which Balanced Fund may invest include securities issued by major corporations without registration under the 1933 Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Fund's 10% limitation on investments in illiquid securities includes Section 4(2) paper, other than Section 4(2) paper that Mitchell Hutchins has determined to be liquid pursuant to guidelines established by the Fund's board. The board has delegated to Mitchell Hutchins the function of making day-to-day determinations of liquidity with respect to
Section 4(2) paper, pursuant to guidelines approved by the board that require Mitchell Hutchins to take into account the same factors described under "Illiquid Securities" above for other restricted securities and require Mitchell Hutchins to perform the same monitoring and reporting functions.

  SPECIAL CONSIDERATIONS RELATING TO FOREIGN SECURITIES. To the extent each Fund holds U.S. dollar-denominated securities of foreign issuers, such securities may not be registered with the SEC, nor are the issuers thereof subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

  Each Fund invests in securities of foreign issuers only if such securities are traded in the U.S. securities markets directly or through American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.

  Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

  CONVERTIBLE SECURITIES. Balanced Fund is permitted to invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

  The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

  SEGREGATED ACCOUNTS. When each Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, the Fund will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described under "Hedging and Related Strategies," segregated accounts may also be required in connection with certain transactions involving options, futures contracts or certain interest rate protection transactions.

  SHORT SALES "AGAINST THE BOX." Each Fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box") to defer realization of gains or losses for tax or other purposes. To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the Fund, and the Fund is obligated to replace the securities borrowed at a date in the future. When the Fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the Fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. The Fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box. Neither Fund currently expects to have obligations under short sales that at any time during the coming year exceed 5% of its net assets.

  A Fund might make a short sale "against the box" in order to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for a security owned by the Fund, or when Mitchell Hutchins wants to sell a security that the Fund owns at a current price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any loss in the Fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

  LENDING OF PORTFOLIO SECURITIES. Each Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with the Fund's custodian, marked to market daily, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any loan at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. A Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

INVESTMENT LIMITATIONS OF THE FUNDS

  FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for the Funds without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the applicable Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by a proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or the amount of total assets will not be considered a violation of any of the following limitations.

  Each Fund will not:

    (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

  The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

    (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

    (3) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

    (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

    (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

    (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

    (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions may be changed by the vote of a Fund's board without shareholder approval:

  Each Fund may not:

    (1) invest more than 10% of its net assets in illiquid securities, a term that means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

    (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

    (3) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

    (4) invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition;

    (5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation or merger;

    (6) purchase securities while borrowings in excess of 5% of its total assets are outstanding.

                        HEDGING AND RELATED STRATEGIES

  As discussed in the Prospectus, Mitchell Hutchins may use a variety of financial instruments ("Strategic Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts, to attempt to hedge the Funds' portfolios and to enhance income or return. A Fund may enter into transactions involving one or more types of Strategic Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a Fund's use of these instruments will place at risk a much smaller portion of its assets. Balanced Fund may also enter into certain interest rate protection transactions. Balanced Fund may use all of the instruments identified below. Tactical Allocation Fund is limited to stock index options and futures, futures on five-year Treasury notes and options on these permitted futures contracts.

    OPTIONS ON EQUITY AND DEBT SECURITIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

    OPTIONS ON INDEXES--An index assigns relative values to the securities included in the index and fluctuates with changes in the market values of these securities. Index options operate in the same way as more traditional options, except that the exercise of an index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index.

    INDEX FUTURES CONTRACT--An index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

    INTEREST RATE FUTURES CONTRACTS--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

    OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

  GENERAL DESCRIPTION OF HEDGING STRATEGIES. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Strategic Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge a Fund takes a position in a Strategic Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise that put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

  Conversely, a long hedge is a purchase or sale of a Strategic Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge a Fund takes a position in a Strategic Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

  Each Fund may purchase and write (sell) covered straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is less than or equal to the exercise price of the call. The Fund might enter into a long straddle when Mitchell Hutchins believes it likely that interest rates will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is less than or equal to the exercise price of the call. A Fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that interest rates will be as volatile during the term of the option as the option pricing implies.

  Strategic Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Strategic Instruments on stock indices or debt securities, in contrast, may be used to hedge either individual securities or broad equity market sectors. Strategic Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

  The use of Strategic Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Funds' ability to use Hedging Instruments will be limited by tax considerations. See "Taxes."

  In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins expects to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as Mitchell Hutchins develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts or other techniques are developed. Mitchell Hutchins may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

  SPECIAL RISKS OF HEDGING AND RELATED STRATEGIES. The use of Strategic Instruments involves special considerations and risks, as described below. Risks pertaining to particular Strategic Instruments are described in the sections that follow:

  (1) Successful use of most Strategic Instruments depends upon Mitchell Hutchins' ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Strategic Instruments, there can be no assurance that any particular strategy adopted will succeed.

  (2) There might be imperfect correlation, or even no correlation, between price movements of a Strategic Instrument and price movements of the investments being hedged. For example, if the value of a Strategic Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Strategic Instruments are traded. The effectiveness of hedges using Strategic Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

  (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Strategic Instrument. Moreover, if the price of the Strategic Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

  (4) As described below, each Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Strategic Instruments involving obligations to third parties (i.e., Strategic Instruments other than purchased options). If a Fund were unable to close out its positions in such Strategic Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Strategic Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any position in a Strategic Instrument can be closed out at a time and price that is favorable to a Fund.

  COVER FOR HEDGING AND RELATED STRATEGIES. Transactions using Strategic Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options on futures contracts or (2) cash, receivables and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Strategic Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

  OPTIONS. The Funds may purchase put and call options, and write (sell) covered put and call options, on specific securities. The purchase of options can serve to enhance return by increasing or reducing a Fund's exposure to an asset class without purchasing or selling the underlying securities. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchasers of such options. In addition, writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the market price of the security underlying a covered put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value. The securities or other assets used as cover for OTC options written by the Funds would be considered illiquid to the extent described above under "Investment Policies and Restrictions--Illiquid Securities."

  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, OTC options on debt securities are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option. Options that expire unexercised have no value.

  The Funds may effectively terminate their rights or obligations under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Funds to realize profits or limit losses on an option position prior to its exercise or expiration.

  The Funds may purchase or write both exchange-traded and OTC options. Exchange markets for options on debt securities exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Funds will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

  The Funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

  If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

  The Funds may purchase and write put and call options on common stock indices or indices of debt securities in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in the equity or debt securities market (or market sectors) rather than anticipated increases or decreases in the value of a particular security.

  GUIDELINES FOR OPTIONS. The Funds' use of options is governed by the following guidelines, which can be changed by each Fund's board without shareholder vote:

  1. Each Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options purchased by the Fund, does not exceed 5% of the Fund's total assets.

  2. The aggregate value of securities underlying put options written by each Fund, determined as of the date the put options are written, will not exceed 50% of the Fund's net assets.

  3. The aggregate premiums paid on all options (including options on securities, stock indices and indices of debt securities and options on futures contracts) purchased by each Fund that are held at any time will not exceed 20% of the Fund's net assets.

  FUTURES. The Funds may purchase and sell interest rate futures contracts, stock index futures contracts or debt securities index futures contracts. The Funds also may purchase put and call options, and write covered put and call options, on the futures contracts they are allowed to purchase and sell. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered call options on securities or indices. In addition, the Funds may purchase or sell futures contracts or options thereon to enhance return by increasing or reducing such Fund's exposure to an asset class without purchasing or selling the underlying securities.

  Futures strategies also can be used to manage the average duration of a Fund's portfolio. If Mitchell Hutchins wishes to shorten the average duration of a Fund, the Fund may sell an interest rate futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins wishes to lengthen the average duration of a Fund, the Fund may buy an interest rate futures contract or a call option thereon or sell a put option thereon.

  The Funds may also write put options on interest rate futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when it is more advantageous to the Fund than is purchasing the futures contract.

  No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract, a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

  Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a put or call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

  Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Each Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid, secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

  If a Fund were unable to liquidate a futures or options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

  GUIDELINES FOR FUTURES AND RELATED OPTIONS. The Funds' use of futures and related options is governed by the following guidelines, which can be changed by each Fund's board without shareholder vote:

  1. To the extent a Fund enters into futures contracts and options on futures positions traded on a commodities exchange that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

  2. The aggregate premiums paid on all options (including options on securities, stock indices and indices of debt securities and options on futures contracts) purchased by a Fund that are held at any time will not exceed 20% of the Fund's net assets.

  3. The aggregate margin deposits on all futures contracts and options thereon held at any time by a Fund will not exceed 5% of the Fund's total assets.

  INTEREST RATE PROTECTION TRANSACTIONS. Balanced Fund may enter into interest rate protection transactions, including interest rate swaps and interest rate caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. The Fund intends to use these transactions as a hedge and not as a speculative investment. Interest rate protection transactions are subject to risks comparable to those described above with respect to other hedging strategies.

  Balanced Fund may enter into interest rate swaps, caps, collars and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, Mitchell Hutchins believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and appropriate Fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions-- Segregated Accounts." The Fund also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

  Balanced Fund will enter into interest rate protection transactions only with banks and recognized securities dealers believed by Mitchell Hutchins to present minimal credit risk in accordance with guidelines established by its board. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

    DIRECTORS, TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

  The directors, trustees and executive officers of the Corporation and/or the Trust, their ages, business addresses and principal occupations during the past five years are:

                                 POSITION                  BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE    WITH CORPORATION/TRUST          OTHER DIRECTORSHIPS
 ----------------------    ----------------------          --------------------
Margo N. Alexander**; 49    Director/Trustee and   Mrs. Alexander is president, chief
                                 President          executive officer and a director of
                                                    Mitchell Hutchins (since January
                                                    1995) and an executive vice presi-
                                                    dent and a director of PaineWebber.
                                                    Mrs. Alexander is president and a
                                                    director or trustee of 29 invest-
                                                    ment companies for which Mitchell
                                                    Hutchins or PaineWebber serves as
                                                    investment adviser.
Richard Q. Armstrong; 61      Director/Trustee     Mr. Armstrong is chairman and prin-
 78 West Brother Drive                              cipal of RQA Enterprises (manage-
 Greenwich, CT 06830                                ment consulting firm) (since April
                                                    1991 and princi-
                                                    pal occupation since March 1995).
                                                    Mr.
                                                    Armstrong is also a director of Hi
                                                    Lo
                                                    Automotive, Inc. He was chairman of
                                                    the board, chief executive officer
                                                    and co-owner of Adirondack Bever-
                                                    ages (producer and distributor of
                                                    soft drinks and sparkling/still wa-
                                                    ters) (October 1993-March 1995).
                                                    Mr. Armstrong was a part-
                                                    ner of The New England Consulting
                                                    Group (management consulting firm)
                                                    (December 1992-September 1993). He
                                                    was managing director of LVMH U.S.
                                                    Corporation (U.S. subsidiary of the
                                                    French luxury goods conglomerate,
                                                    Luis Vuitton Moet Hennessey Corpo-
                                                    ration) (1987-1991) and chairman of
                                                    its wine

                               POSITION                  BUSINESS EXPERIENCE;
NAME AND ADDRESS*; AGE   WITH CORPORATION/TRUST          OTHER DIRECTORSHIPS
----------------------   ----------------------          --------------------
                                                  and spirits subsidiary, Schieffelin
                                                  & Somerset Company (1987-1991). Mr.
                                                  Armstrong is a director or trustee
                                                  of 28 investment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment adviser.
E. Garrett Bewkes,        Director/Trustee and   Mr. Bewkes is a director of Paine
 Jr.**; 70              Chairman of the Board of  Webber Group Inc. ("PW Group")
                           Directors/Trustees     (holding company of PaineWebber and
                                                  Mitchell Hutchins). Prior to Decem-
                                                  ber 1995, he was a consultant to PW
                                                  Group. Prior to 1988, he was chair-
                                                  man of the board, president and
                                                  chief executive officer of American
                                                  Bakeries Company. Mr. Bewkes is
                                                  also a director of Interstate Bak-
                                                  eries Corporation and NaPro
                                                  BioTherapeutics, Inc. Mr. Bewkes is
                                                  a director or trustee of 29 invest-
                                                  ment companies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment adviser.
Richard R. Burt; 49         Director/Trustee     Mr. Burt is chairman of Interna-
 1101 Connecticut Ave-                            tional Equity Partners (interna-
 nue, N.W.                                        tional investments and consulting
 Washington, D.C.                                 firm) (since March 1994) and a
 20036                                            partner of McKinsey & Company (man-
                                                  agement consulting firm) (since
                                                  1991). He is also a director of
                                                  American Publishing
                                                  Company and Archer-Daniels-Midland
                                                  Co. (agricultural commodities). He
                                                  was the chief negotiator in the
                                                  Strategic Arms Reduction Talks with
                                                  the former Soviet Union (1989-1991)
                                                  and the U.S. Ambassador to the Fed-
                                                  eral Republic of Germany (1985-
                                                  1989). Mr. Burt is a director or
                                                  trustee of 28 investment companies
                                                  for which Mitchell Hutchins or
                                                  PaineWebber serves as investment
                                                  adviser.
Mary C. Farrell**; 47       Director/Trustee     Ms. Farrell is a managing director,
                                                  senior investment strategist and
                                                  member of the Investment Policy
                                                  Committee of PaineWebber. Ms.
                                                  Farrell joined PaineWebber in 1982.
                                                  She is a member of the Financial
                                                  Women's Association and Women's
                                                  Economic Roundtable, and is em-
                                                  ployed as a

                                        POSITION                  BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE        WITH CORPORATION/TRUST          OTHER DIRECTORSHIPS
    ----------------------        ----------------------          --------------------
                                                           regular panelist on Wall $treet
                                                           Week with Louis Rukeyser. She also
                                                           serves on the Board of Overseers of
                                                           New York University's Stern School
                                                           of Business. Ms. Farrell is a
                                                           director or trustee of 28
                                                           investment companies for which
                                                           Mitchell Hutchins or PaineWebber
                                                           serves as investment adviser.
Meyer Feldberg; 54                   Director/Trustee     Mr. Feldberg is Dean and Professor
 Columbia University                                       of Management of the Graduate
 101 Uris Hall                                             School of Business, Columbia Uni-
 New York, New York 10027                                  versity. Prior to 1989, he was
                                                           president of the Illinois Institute
                                                           of Technology. Dean Feldberg is
                                                           also a director of AMSCO Interna-
                                                           tional Inc. (medical instruments
                                                           and supplies), Federated Department
                                                           Stores, Inc. and New World Communi-
                                                           cations Group Incorporated. Mr.
                                                           Feldberg is a director or trustee
                                                           of 29 investment companies for
                                                           which Mitchell Hutchins or Paine-
                                                           Webber serves as investment advis-
                                                           er.
George W. Gowen; 67                  Director/Trustee     Mr. Gowen is a partner in the law
 666 Third Avenue                                          firm of Dunnington, Bartholow &
 New York, New York 10017                                  Miller. Prior to May 1994, he was a
                                                           partner in the law firm of Fryer,
                                                           Ross & Gowen. Mr. Gowen is a direc-
                                                           tor of Columbia Real Estate Invest-
                                                           ments, Inc. Mr. Gowen is a director
                                                           or trustee of 28 investment compa-
                                                           nies for which Mitchell Hutchins or
                                                           PaineWebber serves as investment
                                                           adviser.
Frederic V. Malek; 60                Director/Trustee     Mr. Malek is chairman of Thayer Cap-
 1455 Pennsylvania Avenue, N.W.                            ital Partners (investment bank) and
 Suite 350                                                 a co-chairman and director of CB
 Washington, D.C. 20004                                    Commercial Group Inc. (real es-
                                                           tate). From January 1992 to Novem-
                                                           ber 1992, he was campaign manager
                                                           of Bush-Quayle '92. From 1990 to
                                                           1992, he was vice chairman and,
                                                           from 1989 to 1990, he was president
                                                           of Northwest Airlines Inc., NWA
                                                           Inc. (holding company of Northwest
                                                           Airlines Inc.) and Wings Holdings
                                                           Inc. (holding company of NWA Inc.).
                                                           Prior to 1989, he was employed by
                                                           the Marriott Corporation (ho-

                               POSITION                  BUSINESS EXPERIENCE;
NAME AND ADDRESS*; AGE   WITH CORPORATION/TRUST          OTHER DIRECTORSHIPS
----------------------   ----------------------          --------------------
                                                  tels, restaurants, airline catering
                                                  and contract feeding), where he
                                                  most recently was an executive vice
                                                  president and president of Marriott
                                                  Hotels and Resorts. Mr. Malek is
                                                  also a director of American Manage-
                                                  ment Systems, Inc. (management con-
                                                  sulting and computer related serv-
                                                  ices), Automatic Data Processing,
                                                  Inc., Avis, Inc. (passenger car
                                                  rental), FPL Group, Inc. (electric
                                                  services), National Education Cor-
                                                  poration and Northwest Airlines
                                                  Inc. Mr. Malek is a director or
                                                  trustee of 28 investment companies
                                                  for which Mitchell Hutchins or
                                                  PaineWebber serves as investment
                                                  adviser.
Carl W. Schafer; 60         Director/Trustee     Mr. Schafer is president of the At-
 P.O. Box 1164                                    lantic Foundation (charitable foun-
 Princeton, New Jersey                            dation supporting mainly oceano-
 08542                                            graphic exploration and research).
                                                  He also is a director of Roadway
                                                  Express, Inc. (trucking), The
                                                  Guardian Group of Mutual Funds,
                                                  Evans Systems, Inc. (a motor fuels,
                                                  convenience store and diversified
                                                  company), Hidden Lake Gold Mines
                                                  Ltd. (gold mining), Electronic
                                                  Clearing House, Inc.
                                                  (financial transactions process-
                                                  ing), Wainoco Oil Corporation and
                                                  Nutraceutix Inc. (biotechnology).
                                                  Prior to January 1993, Mr. Schafer
                                                  was chairman of the Investment Ad-
                                                  visory Committee of the Howard
                                                  Hughes Medical Institute. Mr. Scha-
                                                  fer is a director or trustee of 28
                                                  investment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment
                                                  adviser.
John R. Torell III; 57      Director/Trustee     Mr. Torell is chairman of Torell
 767 Fifth Avenue                                 Management, Inc. (financial advi-
 Suite 4605                                       sory firm), chairman of Telesphere
 New York, NY 10153                               Corporation (electronic provider of
                                                  financial information), and a part-
                                                  ner of Zilkha & Company (merchant
                                                  banking and private
                                                  investment company). He is the for-
                                                  mer chairman and chief executive
                                                  officer of

                               POSITION                  BUSINESS EXPERIENCE;
NAME AND ADDRESS*; AGE   WITH CORPORATION/TRUST          OTHER DIRECTORSHIPS
----------------------   ----------------------          --------------------
                                                  Fortune Bancorp (1990-1991 and
                                                  1990-1994, respectively), the for-
                                                  mer chairman, president and chief
                                                  executive officer of CalFed, Inc.
                                                  (savings association) (1988 to
                                                  1989) and former president of Manu-
                                                  facturers Hanover Corp. (bank)
                                                  (prior to 1988). Mr. Torell is a
                                                  director of American Home Products
                                                  Corp., New Colt Inc. (armament man-
                                                  ufacturer) and Volt Information
                                                  Sciences Inc. Mr. Torell is a di-
                                                  rector or trustee of 28 investment
                                                  companies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment adviser.
T. Kirkham Barneby; 50       Vice President      Mr. Barneby is a managing director
                                                  and chief investment officer--quan-
                                                  titative investments of Mitchell
                                                  Hutchins. Prior to September 1994,
                                                  he was a senior vice president at
                                                  Vantage Global Management. Prior to
                                                  June 1993, he was a senior vice
                                                  president at Mitchell Hutchins. Mr.
                                                  Barneby is a vice president of five
                                                  investment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment adviser.
Teresa M. Boyle; 38          Vice President      Ms. Boyle is a first vice president
                                                  of Mitchell Hutchins. Prior to No-
                                                  vember 1993, she was compliance
                                                  manager of Hyperion Capital Manage-
                                                  ment, Inc., an investment advisory
                                                  firm. Prior to April 1993,
                                                  Ms. Boyle was a vice president and
                                                  manager--legal administration of
                                                  Mitchell Hutchins. Ms. Boyle is a
                                                  vice president of 29 investment
                                                  companies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment adviser.
C. William Maher; 35       Vice President and    Mr. Maher is a first vice president
                          Assistant Treasurer     and a senior manager of the mutual
                                                  fund finance division of Mitchell
                                                  Hutchins. Mr. Maher is a vice pres-
                                                  ident and assistant treasurer
                                                  of 29 investment companies for
                                                  which Mitchell Hutchins or
                                                  PaineWebber serves as investment
                                                  adviser.

                                 POSITION                  BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE    WITH CORPORATION/TRUST          OTHER DIRECTORSHIPS
 ----------------------    ----------------------          --------------------
 Dennis McCauley; 50           Vice President      Mr. McCauley is a managing director
                           (Master Series, Inc.)    and chief investment officer--fixed
                                                    income of Mitchell Hutchins. Prior
                                                    to December 1994, he was director
                                                    of fixed income investments of IBM
                                                    Corporation. Mr. McCauley is a vice
                                                    president of 18 investment compa-
                                                    nies for which Mitchell Hutchins or
                                                    PaineWebber serves as investment
                                                    adviser.
 Ann E. Moran; 39              Vice President      Ms. Moran is a vice president of
                          and Assistant Treasurer   Mitchell Hutchins. Ms. Moran is a
                                                    vice president and assistant trea-
                                                    surer of 29 investment companies
                                                    for which Mitchell Hutchins or
                                                    PaineWebber serves as investment
                                                    adviser.
 Dianne E. O'Donnell; 44     Vice President and    Ms. O'Donnell is a senior vice pres-
                                 Secretary          ident and deputy general counsel of
                                                    Mitchell Hutchins. Ms. O'Donnell is
                                                    a vice president and secretary of
                                                    28 investment companies for which
                                                    Mitchell Hutchins or PaineWebber
                                                    serves as investment
                                                    adviser.
 Emil Polito; 36               Vice President      Mr. Polito is a senior vice
                                                    president and director of
                                                    operations and control for Mitchell
                                                    Hutchins. From March 1991 to
                                                    September 1993 he was director of
                                                    the Mutual Funds Sales Support and
                                                    Service Center for Mitchell
                                                    Hutchins and PaineWebber. Mr.
                                                    Polito is also vice president of 29
                                                    investment companies for which
                                                    Mitchell Hutchins or PaineWebber
                                                    serves as investment adviser.
 Susan P. Ryan; 36             Vice President      Ms. Ryan is a senior vice president
                           (Master Series, Inc.)    and portfolio manager of Mitchell
                                                    Hutchins. Ms. Ryan has been with
                                                    Mitchell Hutchins since 1982. Ms.
                                                    Ryan is a vice president of five
                                                    investment companies for which
                                                    Mitchell Hutchins
                                                    or PaineWebber serves as investment
                                                    adviser.

                               POSITION                  BUSINESS EXPERIENCE;
NAME AND ADDRESS*; AGE   WITH CORPORATION/TRUST          OTHER DIRECTORSHIPS
----------------------   ----------------------          --------------------
Victoria E. Schonfeld;       Vice President      Ms. Schonfeld is a managing director
 46                                               and general counsel of Mitchell
                                                  Hutchins. Prior to May 1994, she
                                                  was a partner in the law firm of
                                                  Arnold & Porter. Ms. Schonfeld
                                                  is a vice president of 29 invest-
                                                  ment companies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment adviser.
Paul H. Schubert; 33         Vice President      Mr. Schubert is a first vice presi-
                        and Assistant Treasurer   dent and a senior manager of the
                                                  mutual fund finance division of
                                                  Mitchell Hutchins.
                                                  From August 1992 to August 1994, he
                                                  was a vice president of BlackRock
                                                  Financial Management L.P. Prior to
                                                  August 1992, he was an audit man-
                                                  ager with Ernst & Young LLP. Mr.
                                                  Schubert is a vice president and
                                                  assistant treasurer of 29 invest-
                                                  ment companies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment adviser.
Nirmal Singh; 40             Vice President      Mr. Singh is a first vice president
                         (Master Series, Inc.)    and a portfolio manager of Mitchell
                                                  Hutchins. Prior to September 1993,
                                                  he was a member of the portfolio
                                                  management team at Merrill Lynch
                                                  Asset Management, Inc. Mr. Singh
                                                  is a vice president of five invest-
                                                  ment companies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment
                                                  adviser.
Julian F. Sluyters; 36     Vice President and    Mr. Sluyters is a senior vice presi-
                               Treasurer          dent and the director of the mutual
                                                  fund finance division of Mitchell
                                                  Hutchins. Prior to 1991, he was an
                                                  audit senior manager with Ernst &
                                                  Young LLP. Mr. Sluyters is a vice
                                                  president and treasurer of 29 in-
                                                  vestment companies for which Mitch-
                                                  ell Hutchins or PaineWebber serves
                                                  as investment adviser.
Mark A. Tincher; 41          Vice President      Mr. Tincher is a managing director
                                                  and chief investment officer--U.S.
                                                  equity investments of Mitchell
                                                  Hutchins. Prior to March 1995, he
                                                  was a vice president and directed
                                                  the U.S. funds management and

                               POSITION                  BUSINESS EXPERIENCE;
NAME AND ADDRESS*; AGE   WITH CORPORATION/TRUST          OTHER DIRECTORSHIPS
----------------------   ----------------------          --------------------
                                                  equity research areas of Chase Man-
                                                  hattan Private Bank. Mr. Tincher is
                                                  a vice president of 13 investment
                                                  companies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment adviser.
Craig M. Varrelman; 38       Vice President      Mr. Varrelman is a first vice presi-
                         (Master Series, Inc.)    dent and a portfolio manager of
                                                  Mitchell Hutchins. Mr. Varrelman is
                                                  a vice president of five investment
                                                  companies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment adviser.
Keith A. Weller; 35        Vice President and    Mr. Weller is a first vice president
                          Assistant Secretary     and associate general counsel of
                                                  Mitchell Hutchins. Prior to May
                                                  1995, he was an attorney in private
                                                  practice. Mr. Weller is a vice
                                                  president and assistant secretary
                                                  of 28 investment companies for
                                                  which Mitchell Hutchins or
                                                  PaineWebber serves as investment
                                                  adviser.

--------
 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.
** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of the
   Corporation and the Trust as defined in the 1940 Act by virtue of their positions with PW Group, PaineWebber and/or Mitchell Hutchins.

  The Corporation and the Trust each pays directors/trustees who are not interested persons of the Corporation/Trust $1,500 annually for each series and $150 for each board meeting and separate meeting of a board committee (other than committee meetings held on the same day as a board meeting). The Corporation and Trust each presently has two series and thus pays each such board member $3,000 annually. In addition, the Corporation and Trust pays any additional annual amounts due for board or committee meetings. Messrs. Feldberg and Torell serve as chairmen of the audit and contract review committees of individual funds within the PaineWebber fund complex and receive additional annual compensation, aggregating $15,000 each from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers of the Corporation/Trust own in the aggregate less than 1% of the shares of either Fund. Because PaineWebber and Mitchell Hutchins perform substantially all of the services necessary for the operation of the Corporation, the Trust and the Funds, the Corporation and the Trust require no employees. No officer, director or employee of PaineWebber or Mitchell Hutchins presently receives any compensation from the Corporation or the Trust for acting as director, trustee or officer.

  The table below includes certain information relating to the compensation of the Corporation's and the Trust's current board members who held office with the Corporation or Trust or with other PaineWebber funds during the fiscal year indicated.

                              COMPENSATION TABLE

                                                                     TOTAL
                                                                  COMPENSATION
                                                                    FROM THE
                                   AGGREGATE                      CORPORATION,
                                  COMPENSATION      AGGREGATE      THE TRUST
                                    FROM THE      COMPENSATION      AND THE
NAME OF PERSON, POSITION         CORPORATION*++ FROM THE TRUST*++   COMPLEX+
------------------------         -------------- ----------------- ------------
Richard Q. Armstrong,                   --           $  616         $  9,000
 Director/Trustee...............
Richard R. Burt,                        --              616            7,750
 Director/Trustee...............
Meyer Feldberg,                      $2,339             616          106,375
 Director/Trustee...............
George W. Gowen,                      2,339             616           99,750
 Director/Trustee...............
Frederic V. Malek,                    2,339             616           99,750
 Director/Trustee...............
Carl W. Schafer,                        --            3,361          118,175
 Director/Trustee...............
John R. Torell III,                     --              616           28,125
 Director/Trustee...............

--------
Only independent members of the board are compensated by the Corporation or the Trust and identified above; board members who are "interested persons," as defined by the 1940 Act, do not receive compensation.

 * Represents fees paid to each board member during the period March 1, 1996 through August 31, 1996 for the Corporation and for the fiscal year ended August 31, 1996 for the Trust.
 + Represents total compensation paid to each board member during the calendar year ended December 31, 1995; no fund within the fund complex has a pension or retirement plan.

++ Aggregate compensation for the Corporation and the Trust are divided among other portfolios.

  PRINCIPAL HOLDERS OF SECURITIES. The Funds' records as of November 29, 1996 did not indicate that any shareholder owned more than 5% of any class of a Fund's shares.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

  INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of each Fund pursuant to a contract with the Corporation dated August 4, 1988 and a contract with the Trust dated April 13, 1995, (each an "Advisory Contract"). Under the Advisory Contracts, and, for Tactical Allocation Fund, substantially similar prior contracts, each Fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, according to the schedule set forth below:

  BALANCED FUND

                                                                         ANNUAL
   AVERAGE DAILY NET ASSETS                                               RATE
   ------------------------                                              ------
   Up to $500 million................................................... 0.750%
   In excess of $500 million up to $1.0 billion......................... 0.725
   In excess of $1.0 billion up to $1.5 billion......................... 0.700
   In excess of $1.5 billion up to $2.0 billion......................... 0.675
   Over $2.0 billion.................................................... 0.650

  TACTICAL ALLOCATION FUND

                                                                       ANNUAL
   AVERAGE DAILY NET ASSETS                                             RATE
   ------------------------                                            ------
   Up to $250 million................................................. 0.500%
   Over $250 million.................................................. 0.450

  During the period March 1, 1996 through August 31, 1996 and the fiscal years ended February 29, 1996, February 28, 1995 and February 28, 1994, the Corporation paid (or accrued) to Mitchell Hutchins investment advisory and administrative fees of $739,209, $1,584,083, $1,934,650 and $2,326,697, respectively, with respect to Balanced Fund.

  For the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, the Trust paid (or accrued) to Mitchell Hutchins and a prior investment adviser and administrator management fees of $402,466, $279,950 and $487,304, respectively, with respect to Tactical Allocation Fund.

  Under a service agreement with the Corporation that is reviewed by the Corporation's board of directors annually, PaineWebber provides certain services to Balanced Fund not otherwise provided by the Fund's transfer agent. Pursuant to the service agreement, during the period March 1, 1996 through August 31, 1996 and the fiscal years ended February 29, 1996, February 28, 1995 and February 28, 1994, PaineWebber earned fees in the amounts of $32,992, $77,050, $100,272 and $116,755, respectively, with respect to the Fund.

  Under the terms of the Advisory Contracts, each Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Corporation or the Trust not readily identifiable as belonging to the Funds or to the Corporation's or Trust's other series are allocated among series by or under the direction of the board in such manner as the board deems to be fair and equitable. Expenses borne by each Fund include the following (or the Fund's share of the following): (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares and the Corporation/Trust under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members who are not interested persons of the Corporation/Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Corporation/Trust or the Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Corporation/Trust or the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to board members and officers; and (18) costs of mailing, stationery and communications equipment.

  Under the Advisory Contracts, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by either Fund in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically with respect to a Fund upon assignment and is terminable at any time without penalty by the Corporation's or Trust's board or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Corporation or the Trust.

  The following table shows the approximate net assets as of November 30, 1996, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                      NET ASSETS
      INVESTMENT CATEGORY                                              ($ MIL)
      -------------------                                             ----------
      Domestic (excluding Money Market).............................. $ 5,765.5
      Global.........................................................   2,902.5
      Equity/Balanced................................................   3,413.6
      Fixed Income (excluding Money Market)..........................   5,254.4
        Taxable Fixed Income.........................................   3,610.5
        Tax-Free Fixed Income........................................   1,643.9
      Money Market Funds.............................................  23,299.9

  Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins' advisory clients.

  DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class A, Class B and Class C shares of each Fund under separate distribution contracts with the Corporation and the Trust (collectively, "Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of each Fund. Shares of the Funds are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to the Class A, Class B and Class C shares of the Funds (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell each Fund's shares.

  Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of each Fund adopted by the Corporation and the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), each Fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan, each Fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares. Under the Class C Plan, each Fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class C shares.

  Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the Corporation's/Trust's board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Corporation's/Trust's board, including those board members who are not "interested persons" of the Corporation/Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Corporation/Trust shall be committed to the discretion of the board members who are not interested persons of the Corporation/Trust.

  In reporting amounts expended under the Plans to the board members, Mitchell Hutchins will allocate expenses attributable to the sale of each class of Fund shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of Fund shares will not be used to subsidize the sale of any other class of Fund shares.

  The Funds paid (or accrued) the following fees to Mitchell Hutchins under the Class A, Class B and Class C Plans during the fiscal periods shown:

                                                                    TACTICAL
                                                 BALANCED FUND   ALLOCATION FUND
                                               ----------------- ---------------
                                                FISCAL    SIX        FISCAL
                                                 YEAR    MONTHS       YEAR
                                                ENDED    ENDED        ENDED
                                               FEBRUARY  AUGUST      AUGUST
                                               29, 1996 31, 1996    31, 1996
                                               -------- -------- ---------------
      Class A................................. $432,449 $207,179    $  20,658
      Class B.................................  307,874  120,625       62,559
      Class C.................................   74,438   36,269      575,484

  Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to each Fund during the fiscal periods shown below:

                                    CLASS A

                                                                   TACTICAL
                                                BALANCED FUND   ALLOCATION FUND
                                              ----------------- ---------------
                                               FISCAL    SIX        FISCAL
                                                YEAR    MONTHS       YEAR
                                               ENDED    ENDED        ENDED
                                              FEBRUARY  AUGUST      AUGUST
                                              29, 1996 31, 1996    31, 1996
                                              -------- -------- ---------------
Marketing and advertising.................... $ 40,675 $ 9,325     $ 24,998
Amortization of commissions..................       --      --           --
Printing of prospectuses and statements of
 additional information for other than
 current shareholders........................      322   2,251        1,685
Branch network costs allocated and interest
 expense.....................................  312,428  36,320       72,649
Service fees paid to PaineWebber investment
 executives..................................  195,005  76,656        7,894
                                    CLASS B
Marketing and advertising.................... $ 55,135 $15,040     $ 20,024
Amortization of commissions..................  149,316  43,085       42,933
Printing of prospectuses and statements of
 additional information for other than
 current shareholders........................      436   4,251        1,350
Branch network costs allocated and interest
 expense.....................................  435,308  64,406        5,787
Service fees paid to PaineWebber investment
 executives..................................   34,711  11,158           --
                                    CLASS C
Marketing and advertising.................... $ 20,190 $ 7,121     $ 34,588
Amortization of commissions..................   34,441  10,494      190,710
Printing of prospectuses and statements of
 additional information for other than
 current shareholders........................      160   2,012        2,332
Branch network costs allocated and interest
 expense.....................................  155,178  28,705       58,312
Service fees paid to PaineWebber investment
 executives..................................    8,391   3,355           --

  "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing Fund shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the Fund's shares, including the PaineWebber retail branch system.

  In approving each Fund's overall Flexible PricingSM system of distribution, the Corporation's/Trust's board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the Fund and attracting new investors and assets to the Fund to the benefit of the Fund and its shareholders; (2) facilitate distribution of the Fund's shares; and
(3) maintain the competitive position of the Fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

  In approving the Class A Plan for each Fund, the board members considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in a greater growth of the Fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (4) the services provided to the Fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

  In approving the Class B Plan for each Fund, the board members considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from the Fund's purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares,
(3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

  In approving the Class C Plan for each Fund, the board members considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from the Fund's purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, was conditioned upon its expectation of being compensated under the Class C Plan.

  With respect to each Plan, the board members considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The board members also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of a Fund, which fees would increase if the Plan were successful and the Fund attained and maintained significant asset levels.

  Under the Distribution Contracts between the Corporation and the Trust and Mitchell Hutchins for the Class A shares for the fiscal years set forth below, Mitchell Hutchins earned the following approximate amounts of initial sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer:

                                 BALANCED FUND

                                      FISCAL YEARS ENDED
                                 ----------------------------   FOR THE PERIOD
                                  FEBRUARY 28,   FEBRUARY 29,   MARCH 1, 1996
                                 --------------- ------------ THROUGH AUGUST 31,
                                  1994    1995       1996            1996
                                 ------- ------- ------------ ------------------
  Earned........................ $46,856 $33,533   $82,272          $7,576
  Retained......................   3,188   2,003     3,365             459

                           TACTICAL ALLOCATION FUND

                                                           FISCAL YEARS ENDED
                                                               AUGUST 31,
                                                        ------------------------
                                                         1994    1995     1996
                                                        ------- ------- --------
   Earned.............................................. $58,242 $17,000 $474,448
   Retained............................................  23,819   8,737  166,202

  For the fiscal years shown, Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of Class A, Class B and Class C shares:

                                 BALANCED FUND

                                     FISCAL YEARS ENDED
                               ------------------------------   FOR THE PERIOD
                                 FEBRUARY 28,    FEBRUARY 29,   MARCH 1, 1996
                               ----------------- ------------ THROUGH AUGUST 31,
                                 1994     1995       1996            1996
                               -------- -------- ------------ ------------------
  Class A..................... $      0 $      0   $      0        $     0
  Class B.....................  185,486  149,669    101,522         25,944
  Class C.....................        0        0          5            206

  Prior to November 10, 1995, Balanced Fund's Class C shares were called "Class D" shares.

  For the fiscal years shown, Mitchell Hutchins and a prior distributor earned and retained the following contingent deferred sales charges paid upon certain redemptions of Class A, Class B and Class C shares:

                           TACTICAL ALLOCATION FUND

                                                           FISCAL YEARS ENDED
                                                               AUGUST 31,
                                                         -----------------------
                                                           1994    1995   1996
                                                         -------- ------ -------
  Class A............................................... $      0 $    0 $     0
  Class B...............................................       NA     NA  20,333
  Class C...............................................  223,746  2,398   6,191

  The inception date for Class B shares of Tactical Allocation Fund was January 30, 1996.

                            PORTFOLIO TRANSACTIONS

  Subject to policies established by each board, Mitchell Hutchins is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. Generally, bonds are traded on the OTC market on a "net" basis without a stated commission through dealers acting for their own account and not as brokers. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. Balanced Fund, for the period March 1, 1996 through August 31, 1996, for the fiscal years ended February 29, 1996, February 28, 1995 and February 28, 1994, paid $134,453, $335,166, $495,853 and
$540,773, respectively, in aggregate brokerage commissions. Tactical Allocation Fund, for the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, paid $41,271, $82,091 and $56,965, respectively, in aggregate brokerage commissions.

  Neither Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. The board of each Fund has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Mitchell Hutchins and its affiliates are reasonable and fair. Specific provisions in each Advisory Contract authorize Mitchell Hutchins and any of its affiliates that are members of a national securities exchange to effect portfolio transactions for each Fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended February 29, 1996, February 28, 1995 and February 28, 1994, Balanced Fund paid $1,350, $7,266 and $4,900, respectively, in brokerage commissions to PaineWebber. For the period March 1, 1996 through August 31, 1996, Balanced Fund paid $2,220 in brokerage commissions to PaineWebber, which represented 0.02% of the total brokerage commissions paid by that Fund and 0.02% of the aggregate dollar amount of transactions involving the payment of commissions. For the fiscal years ended August 31, 1996 and August 31, 1995, Tactical Allocation Fund paid no brokerage commissions to PaineWebber. In prior fiscal years, neither Mitchell Hutchins nor PaineWebber was an affiliate of Tactical Allocation Fund.

  Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Funds' procedures in selecting FCMs to execute the Funds' transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

  Consistent with the interest of each Fund and subject to the review of its board, Mitchell Hutchins may cause the Fund to purchase and sell portfolio securities through brokers who provide the Fund with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. For Balanced Fund's six months ended August 31, 1996 and fiscal year ended February 28, 1996, Mitchell Hutchins directed $29,295,885 and $74,360,278 in portfolio transactions to brokers chosen because they provided research services, for which Balanced Fund paid $38,779 and $144,391 in commissions.

  For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with those transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins' receiving multiple quotes from dealers before executing the transactions on an agency basis.

  Research services furnished by the brokers or dealers through which or with which a Fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that Mitchell Hutchins advises may be used by Mitchell Hutchins in advising the Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contracts.

  Investment decisions for each Fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between a Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  The Funds will not purchase securities in underwritings in which Mitchell Hutchins or any of its affiliates is a member of the underwriting or selling group, except pursuant to procedures adopted by each Fund's board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the commission or spread paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that Mitchell Hutchins or any affiliate thereof not participate in or benefit from the sale to the Fund.

  PORTFOLIO TURNOVER. The portfolio turnover rate for each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. For the period March 1, 1996 through August 31, 1996 and the fiscal years ended February 29, 1996 and February 28, 1995, the portfolio turnover rates for Balanced Fund were 103%, 188% and 107%, respectively. For the fiscal years ended August 31, 1996 and August 31, 1995, the portfolio turnover rates for Tactical Allocation Fund were 6% and 53%, respectively. The higher turnover for the fiscal year ended August 31, 1995 was due to reallocations of Tactical Allocation Fund's portfolio in accordance with its systematic asset allocation strategy.

   REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION AND
                                OTHER SERVICES

  COMBINED PURCHASE PRIVILEGE--CLASS A SHARES. Investors and eligible groups of related Fund investors may combine purchases of Class A shares of each Fund with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges for Class A shares indicated in the table of sales charges in the Prospectus. The sales charge payable on the purchase of Class A shares of each Fund and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

  An "eligible group of related Fund investors" can consist of any combination of the following:

    (a) an individual, that individual's spouse, parents and children;

    (b) an individual and his or her Individual Retirement Account ("IRA");

    (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

    (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

    (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

    (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

    (g) an employer (or a group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

    (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

  RIGHTS OF ACCUMULATION--CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related Fund investors (as defined above) are permitted to purchase Class A shares of the Funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A Fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

  WAIVERS OF SALES CHARGES--CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares of the Funds is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

  Certain PaineWebber mutual funds, including Balanced Fund, offered shares subject to contingent deferred sales charges before the implementation of the Flexible Pricing System on July 1, 1991 ("CDSC Funds"). The contingent deferred sales charge is waived with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 by officers, directors (trustees) or employees of CDSC Funds,

Mitchell Hutchins or their affiliates (or their spouses and children under age
21). In addition, the contingent deferred sales charge will be reduced by 50% with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 with a net asset value at time of purchase of at least $1 million. If Class B shares of a CDSC Fund purchased prior to July 1, 1991 are exchanged for Class B shares of Tactical Allocation Fund, any waiver or reduction of the contingent deferred sales charge that applied to Class B shares of the CDSC Fund will apply to the Class B shares of Tactical Allocation Fund acquired through the exchange.

  ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of each Fund may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce the exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

  If conditions exist that make cash payments undesirable, each Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash. The Corporation and the Trust have each elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal. Each Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a Fund's portfolio at the time.

  AUTOMATIC INVESTMENT PLAN. Participation in the Automatic Investment Plan enables an investor to use the technique of "dollar cost averaging." When the investor invests the same dollar amount each month under the Plan, the investor will purchase more shares when a Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of low price levels.

  SYSTEMATIC WITHDRAWAL PLAN. An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the Fund account at the time the investor elects to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan is less than $5,000 for Class A and Class C shareholders or $20,000 for Class B shareholders. Purchases of additional shares of a Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 15th of each month for monthly plans and on or about the 15th of the months selected for quarterly or semi-annual plans, PaineWebber will arrange for redemption by a Fund of sufficient

Fund shares to provide the withdrawal payment specified by participants in the Fund's systematic withdrawal plan. The payment generally is mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under "Dividends and Taxes" in the Prospectus. If periodic withdrawals continually exceed reinvested dividends, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

  REINSTATEMENT PRIVILEGE--CLASS A SHARES. As described in the Prospectus, shareholders who have redeemed Class A shares of a Fund may reinstate their account without a sales charge. Shareholders may exercise the reinstatement privilege by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the redemption proceeds are reinvested, if the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for the shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Dividends and Taxes" in the Prospectus.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLANSM;
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(R) (RMA(R))

  Shares of the PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

  To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

  The terms of the Plan or an RMA accountholder's participation in the Plan may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

  Periodic Investing and Dollar Cost Averaging. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

  PaineWebber's Resource Management Account. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

 . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

 . comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

 . automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds--RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

 . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

 . Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

 . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

 . expanded account protection to $25 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and

 . automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

  The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                         CONVERSION OF CLASS B SHARES

  Class B shares of each Fund will automatically convert to Class A shares of that Fund, based on the relative net asset values of each of the classes, as of the close of business on the first Business Day (as defined below) of the month in which the sixth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

  The availability of the conversion feature is subject to (1) the continuing applicability of a ruling of the Internal Revenue Service that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and (2) the continuing availability of an opinion of counsel to the effect that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares of each Fund would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that these conditions for the availability of the conversion feature will not continue to be met.

                              VALUATION OF SHARES

  Each Fund determines the net asset value per share separately for each class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the OTC market and listed on Nasdaq are valued at the last available sale price on Nasdaq at 4:00 p.m., Eastern time; other OTC securities are valued at the last bid price available prior to valuation.

  Where market quotations are readily available, debt securities are valued based upon those quotations, provided such quotations adequately reflect, in Mitchell Hutchins' judgment, the fair value of the security. Where such market quotations are not readily available, such securities are valued based upon appraisals received from a pricing service using a computerized matrix system, or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities or assets will be valued at fair value as determined in good faith by or under the direction of the Corporation's/Trust's board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the Corporation's/Trust's board determines that this does not represent fair value.

                            PERFORMANCE INFORMATION

  Each Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  TOTAL RETURN. Average annual total return quotes ("Standardized Return") used in each Fund's Performance Advertisements are calculated according to the following formula:

 P(1 + T)n    = ERV
                a hypothetical initial payment of $1,000 to purchase shares of a
where:    P   = specified class
          T   = average annual total return of shares of that class
          n   = number of years
        ERV   = ending redeemable value of a hypothetical $1,000 payment made at the beginning of that period.

  Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value for Class A shares, each Fund's maximum 4.5% initial sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B and Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

  Each Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Each Fund calculates Non-Standardized Return for specified periods of time by assuming the investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of these charges would reduce the return.

  Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years will reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

  The following table shows performance information for the Class A, Class B and Class C shares of the Funds for the periods indicated. All returns for periods of more than one year are expressed as an average return.

BALANCED FUND

                                                                   CLASS C
                                              CLASS A CLASS B (FORMERLY CLASS D)
                                              ------- ------- ------------------
Fiscal year ended August 31, 1996:
  Standardized Return*.......................   3.42%  2.70%         6.54%
  Non-Standardized Return....................   8.33%  7.70%         7.54%
Five years ended August 31, 1996:
  Standardized Return*.......................   7.51%  7.41%           NA
  Non-Standardized Return....................   8.51%  7.71%           NA
Inception** to August 31, 1996:
  Standardized Return*.......................   8.13%  7.63%         7.80%
  Non-Standardized Return....................   9.10%  7.63%         7.80%

TACTICAL ALLOCATION FUND
                                                                   CLASS C
                                              CLASS A CLASS B (FORMERLY CLASS B)
                                              ------- ------- ------------------
Fiscal year ended August 31, 1996:
  Standardized Return*.......................  12.07%    NA         15.52%
  Non-Standardized Return....................  17.35%    NA         16.52%
Inception*** to August 31, 1996:
  Standardized Return*.......................  11.99%  1.20%        12.31%
  Non-Standardized Return....................  13.56%  3.80%        12.31%

--------
  * All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period.

 ** The inception date for the Class B shares of Balanced Fund was December
    12, 1986. The inception dates for Class A shares and Class C shares of Balanced Fund were July 1, 1991 and July 2, 1992, respectively.

*** The inception date for Class C shares of Tactical Allocation Fund was July
    22, 1992. The inception dates for Class A shares and Class B shares of Tactical Allocation Fund were May 10, 1993 and January 30, 1996, respectively.

  OTHER INFORMATION. In Performance Advertisements, each Fund may compare its Standardized Return and/or its Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper") for flexible portfolio funds; CDA Investment Technologies, Inc. ("CDA"); Wiesenberger Investment Companies Service ("Wiesenberger"); Investment Company Data Inc. ("ICD"); or Morningstar Mutual Funds ("Morningstar"); or with the performance of recognized stock and other indexes, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley International Capital World Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers Non-U.S. World Government Bond Index, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. Each Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

  Each Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

  Each Fund may also compare its performance with the performance of bank certificates of deposits (CDs) as measured by the CDA Investment Technologies, Inc. Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote (R) Money Markets. In comparing a Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Fund shares are not insured or guaranteed by the U.S. government and returns thereon and net asset value will fluctuate. The debt securities held by each Fund generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term securities. An investment in either Fund involves greater risks than an investment in either a money market fund or a CD.

                                     TAXES

  In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options and futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, options or futures held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

  Dividends and other distributions declared by each Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  A portion of the dividends from each Fund's investment company taxable income (whether paid in cash or in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  Balanced Fund may invest in the stock of "passive foreign investment companies" ("PFICs") if such stock is denominated in U.S. dollars and otherwise is a permissible investment. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of such stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)--which likely would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain are not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  Pursuant to proposed regulations, open-end RICs, such as Balanced Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the owner's adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

  The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses each Fund realizes in connection therewith. Gains from options and futures will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures will be subject to the Short-Short Limitation if they are held for less than three months.

  If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options and futures beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

  Balanced Fund may acquire zero coupon securities or other securities issued with original issue discount. As a holder of such securities, the Fund must include in its gross income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued original issue discount, in order to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Fund's ability to sell other securities held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

                               OTHER INFORMATION

  Prior to August 1995, Balanced Fund was named "PaineWebber Asset Allocation Fund." Prior to November 1, 1995, Tactical Allocation Fund was named "Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund" and prior to February 13, 1995, it was named "Kidder, Peabody Asset Allocation Fund." Prior to November 10, 1995, Tactical Allocation Fund's Class C shares were called "Class B" shares and Balanced Fund's Class C shares were called "Class D" shares.

  CLASS-SPECIFIC EXPENSES. Each Fund might determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Fund's shares to which those expenses are attributable. For example, Class B shares of a Fund bear higher transfer agency fees per shareholder account than those borne by Class A or Class C shares. The higher fee is imposed due to the higher costs incurred by the Transfer Agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Moreover, the tracking and calculations required by the automatic conversion feature of the Class B shares will cause the Transfer Agent to incur additional costs. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C., 20036-1800, serves as counsel to the Corporation and the Trust. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

  INDEPENDENT AUDITORS. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as Balanced Fund's independent accountants. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as Tactical Allocation Fund's independent auditors.

                             FINANCIAL STATEMENTS

  Each Fund's Annual Report to Shareholders for the most recent fiscal year is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants or independent auditors appearing therein are incorporated herein by this reference.

                                   APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

  Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

  AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the high-est rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated BBB is regarded as hav-ing an adequate capacity to pay interest and repay principal. Whereas it nor-mally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories; BB, B. Debt rated BB or B is regarded as having predomi-nantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and B a somewhat higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncer-tainties or major exposures to adverse conditions.

  Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: "NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS

  PRIME-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity; PRIME-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

  A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation; A-
2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EITHER FUND OR ITS DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY EITHER FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  -----------

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Investment Policies and Restrictions.....................................    1
Hedging and Related Strategies...........................................   12
Directors, Trustees and Officers; Principal Holders of Securities........   20
Investment Advisory and Distribution Arrangements........................   29
Portfolio Transactions...................................................   35
Reduced Sales Charges, Additional Exchange and Redemption Information and
 Other Services..........................................................   37
Conversion of Class B Shares.............................................   41
Valuation of Shares......................................................   41
Performance Information..................................................   42
Taxes....................................................................   43
Other Information........................................................   47
Financial Statements.....................................................   47
Appendix ................................................................  A-1

(C)1997 PaineWebber Incorporated

PAINEWEBBER  BALANCED FUND

PAINEWEBBER
 TACTICAL ALLOCATION FUND

--------------------------------------------------------------------------------

                        Statement of Additional Information January 1, 1997

--------------------------------------------------------------------------------


                                                                     PAINEWEBBER

  ----------------------------===================-----------------------------

                           PaineWebber Balanced Fund
                      PaineWebber Tactical Allocation Fund
                                 Class Y Shares
                1285 Avenue of the Americas, New York, NY 10019

                       Prospectus -- January 1, 1997

--------------------------------------------------------------------------------

        PaineWebber Asset Allocation Funds are designed for investors generally seeking high total return. PaineWebber Balanced Fund invests primarily in a combination of equity securities, investment grade bonds and money market instruments and maintains a fixed income allocation of at least 25% at all times. PaineWebber Tactical Allocation Fund follows an investment strategy that actively allocates its assets among equity securities, U.S. Treasury notes and U.S. Treasury bills.

        This Prospectus concisely sets forth information that a prospective investor should know about the Funds before investing. Please read it carefully and re-tain a copy of this Prospectus for future reference.

        A Statement of Additional Information dated January 1, 1997 has been filed with the Securities and Exchange Commission and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting an individual Fund, your investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

        The Class Y shares described in this Prospectus are currently offered for sale only to a limited group of investors. See "How to Buy Shares."

--------------------------------------------------------------------------------

        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

  THESE SECURITIES HAVE NOT BEEN  APPROVED OR DISAPPROVED BY THE SECURITIES
    AND  EXCHANGE   COMMISSION  NOR  HAS  THE  SECURITIES   AND  EXCHANGE
      COMMISSION  PASSED   UPON  THE  ACCURACY  OR  ADEQUACY   OF  THIS
        PROSPECTUS. ANY REPRESENTATION TO  THE CONTRARY IS A CRIMINAL
          OFFENSE.

-------------------------------=================--------------------------------
                               Prospectus Page 1

--------------------------------===============---------------------------------
PaineWebber                      Balanced Fund          Tactical Allocation Fund


                               Table of Contents
--------------------------------------------------------------------------------


                                                                            Page
                                                                            ----
The Funds at a Glance......................................................   3
Expense Table..............................................................   5
Financial Highlights.......................................................   6
Investment Objectives & Policies...........................................   7
Investment Philosophy & Process............................................   8
Performance................................................................  10
The Funds' Investments.....................................................  11
How to Buy Shares..........................................................  16
How to Sell Shares.........................................................  17
Management.................................................................  18
Determining the Shares' Net Asset Value....................................  19
Dividends & Taxes..........................................................  19
General Information........................................................  20


-------------------------------=================--------------------------------
                               Prospectus Page 2

--------------------------------===============--------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund

                             The Funds at a Glance
-------------------------------------------------------------------------------


The Funds offered by this Prospectus are not intended to provide a complete or balanced investment program, but one or both of them may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in these Funds are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Funds will achieve their goals.

BALANCED FUND

GOAL: To increase the value of your investment by investing in a combination of equity securities, investment grade bonds and money market instruments, while maintaining a fixed income allocation of at least 25% at all times.

INVESTMENT OBJECTIVE: High total return with low volatility.

RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility.
Because the Fund invests in equity securities, its price will rise and fall. Certain investment grade debt securities in which the Fund may invest have speculative characteristics. The debt instruments in which the Fund may invest are subject to interest rate risk, which means that their prices can be expected to decrease when interest rates rise. The Fund may invest in mortgage- and asset-backed securities, which involve additional risks, such as those relating to the prepayment of principal on the underlying obligations. The
Fund may invest in U.S. dollar denominated securities of foreign companies, which involve more risk than investing in the securities of U.S. companies.
The Fund also may invest up to 10% of its total assets in high yield, high risk convertible securities, which are considered predominantly speculative and involve major risk exposure to adverse conditions. The Fund may use derivatives, such as options and futures, in its investment activities, which may involve additional risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On November 30, 1996, the Fund had over $197.8 million in assets.

TACTICAL ALLOCATION FUND

GOAL: To increase the value of your investment by following a systematic investment strategy that actively allocates the Fund's assets among equity securities, U.S. Treasury notes and U.S. Treasury bills.

INVESTMENT OBJECTIVE: Total return, consisting of long-term capital appreciation and current income.

RISKS: Although the Fund seeks total return, the Fund may not achieve as high a level of either capital appreciation or current income as a fund that has only one of those objectives as its primary objective. The Fund invests in equity securities included in the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests in equity securities, its price will rise and fall. The Fund may invest in U.S. dollar-denominated securities of foreign companies, which can involve more risk than investing in the securities of U.S. companies. The Fund may use derivatives, such as options and futures, in its investment activities, which may involve additional risks. Investors may lose money by investing in the Fund; your investment is not guaranteed.

SIZE: On November 30, 1996, the Fund had over $209.4 million in assets.

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser and administrator of Balanced Fund and Tactical Allocation Fund (each a "Fund" and, collectively, the "Funds").

WHO SHOULD INVEST

BALANCED FUND is for investors who want high total return with low volatility through investments in

-------------------------------=================--------------------------------
                               Prospectus Page 3

--------------------------------===============---------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund

                             The Funds at a Glance
                                  (Continued)
-------------------------------------------------------------------------------


equity securities, investment grade bonds and money market instruments. The Fund is designed for investors who want an investment that maintains a fixed income allocation at all times, yet has the flexibility to change its investment mix in response to changing market conditions. Over time, the 25% minimum in fixed income investments should result in a lower risk profile for the Fund than if it could invest 100% in stocks.

TACTICAL ALLOCATION FUND is for investors who want total return, consisting of long-term capital appreciation and current income, through a systematic investment strategy that actively allocates assets among equity securities included in the S&P 500 Index, U.S. Treasury notes and U.S. Treasury bills. The Fund is designed for investors who want to participate in the broad stock market, yet want the flexibility to take a more defensive posture when a secular decline in stock prices is projected. This disciplined approach to investing in stocks attempts to shift the asset mix in anticipation of, not in response to, changing market trends.

See page    for a summary of the differences between Balanced Fund and
Tactical Allocation Fund.

HOW TO PURCHASE CLASS Y SHARES

Eligible investors may purchase Class Y shares of the Funds as follows:

The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order.

Investors do not pay an initial sales charge when they buy Class Y shares. 100% of their purchase is immediately invested. Investors also do not pay a redemption fee or contingent deferred sales charge when they sell Class Y shares.

-------------------------------=================--------------------------------
                               Prospectus Page 4

--------------------------------===============---------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund

                                 Expense Table
-------------------------------------------------------------------------------


The following tables are intended to assist investors in understanding the expenses associated with investing in Class Y shares of the Funds.

                                                                        CLASS Y
                                                                        -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge on Purchases of Shares (as a % of offering
 price)...............................................................   None
Sales Charge on Reinvested Dividends (as a % of offering price).......   None
Maximum Contingent Deferred Sales Charge (as a % of net asset value at
 the time of purchase or sale, whichever is less).....................   None
Maximum Annual Investment Advisory Fee Payable by Shareholders through
 INSIGHT Investment Advisory Program ("Insight") (as a % of average
 daily value of shares held) (1)......................................   1.50%
ANNUAL FUND OPERATING EXPENSES (as a % of average net assets) (2)
BALANCED FUND
Management Fees.......................................................   0.75%
12b-1 Fees............................................................   0.00
Other Expenses (estimated)............................................   0.34
                                                                         ----
Total Operating Expenses (estimated)..................................   1.09%
                                                                         ====
TACTICAL ALLOCATION FUND
Management Fees.......................................................   0.50%
12b-1 Fees............................................................   0.00
Other Expenses........................................................   0.45
                                                                         ----
Total Operating Expenses..............................................   0.95%
                                                                         ====

-------
(1)Participation in INSIGHT is subject to payment of an advisory fee at the maximum annual rate of 1.50% of assets held through INSIGHT (generally charged quarterly in advance), which may be charged to the INSIGHT participant's PaineWebber account. This account charge is not included in the table.

(2)See "Management" for additional information. The fees and expenses for Tactical Allocation Fund are those actually incurred for the fiscal year ended August 31, 1995. The fees and expenses for Balanced Fund are estimated based on the expenses incurred by the Class A shares of that Fund for the period March 31, 1996 to August 31, 1996.

EXAMPLE OF EFFECT OF FUND EXPENSES

The following example should assist investors in understanding various costs and expenses incurred as shareholders of a Fund. The assumed 5% annual return shown in the example is required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF A FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

An investor would, directly or indirectly, pay the following expenses (including the 1.50% annual INSIGHT fee) on a $1,000 investment in a Fund, assuming (1) a 5% annual return, (2) reinvestment of all dividends and distributions and (3) percentage amounts listed under "Annual Fund Operating Expenses" remain the same for years shown.


                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
BALANCED FUND...................................  $26     $81    $138     $292
TACTICAL ALLOCATION FUND........................  $10     $30    $ 53     $117

-------------------------------=================--------------------------------
                               Prospectus Page 5

--------------------------------===============---------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund


                             Financial Highlights
-------------------------------------------------------------------------------


TACTICAL ALLOCATION FUND

The following table provides investors with data and ratios for one Class Y share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1996, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below relating to each of the two fiscal years ended August 31, 1996 and August 31, 1995, have been audited by Ernst & Young LLP. The financial information for the year ended August 31, 1994 and the prior periods was audited by other auditors, whose report on this data was unqualified. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.

During the fiscal year ended August 31, 1996 no, Class Y shares for Balanced Fund were outstanding and thus no financial information was available.

                                             TACTICAL ALLOCATION FUND
                                      ------------------------------------------
                                                     CLASS Y
                                      ------------------------------------------
                                                                  FOR THE PERIOD
                                        FOR THE YEARS ENDED       MAY 10, 1993+
                                            AUGUST  31,           TO AUGUST 31,
                                      --------------------------  --------------
                                       1996     1995**    1994         1993
                                      -------   -------  -------  --------------
Net asset value, beginning of peri-
 od.................................  $ 14.88   $ 13.79  $ 13.52     $ 12.90
                                      -------   -------  -------     -------
Net investment income...............     0.30      0.23     0.25        0.09
Net realized and unrealized gains
 from investment transactions.......     2.24      2.09     0.33        0.60
                                      -------   -------  -------     -------
Net increase from investment opera-
 tions..............................     2.54      2.32     0.58        0.69
                                      -------   -------  -------     -------
Dividends from net investment in-
 come...............................    (0.16)    (0.26)   (0.27)      (0.07)
Distributions from net realized
 gains from investment
 transactions.......................    (1.06)    (0.97)   (0.04)         --
                                      -------   -------  -------     -------
Total dividends and distributions to
 shareholders.......................    (1.22)    (1.23)   (0.31)      (0.07)
                                      -------   -------  -------     -------
Net asset value, end of period......  $ 16.20   $ 14.88  $ 13.79     $ 13.52
                                      =======   =======  =======     =======
Total investment return (1).........    17.70%    18.79%    4.41%       5.30%
                                      =======   =======  =======     =======
Ratios/ supplemental data:
 Net assets, end of period (000's)..  $12,803   $ 2,506  $ 3,880     $ 3,379
 Expenses to average net assets.....     0.95%     1.23%    0.88%       0.81%*
 Net investment income to average
  net assets........................     1.38%     1.86%    1.90%       1.96%*
 Portfolio turnover rate............        6%       53%       4%          0%
 Average commission rate paid per
  share on common stock investments
  purchased/sold (2)................    $0.0250      --       --          --

-------
 +  Commencement of issuance of shares.
 *  Annualized.
 ** Investment advisory functions for the Fund were transferred from Kidder
    Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.
(2) Disclosure effective for fiscal years beginning on or after September 1, 1995.


-------------------------------=================--------------------------------
                               Prospectus Page 6

--------------------------------===============--------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund


                       Investment Objectives & Policies
-------------------------------------------------------------------------------



The Funds' investment objectives may not be changed without shareholder approval. Their other investment policies, except where noted, are not fundamental and may be changed by the Funds' boards. See the brief summary on
page   for the differences between Balanced Fund and Tactical Allocation Fund.

BALANCED FUND

Balanced Fund's investment objective is to obtain high total return with low volatility. The Fund pursues this objective by investing primarily in a combination of three asset classes: stocks (equity securities), bonds (investment grade bonds) and cash (money market securities). The portion invested in each of these asset classes is based on Mitchell Hutchins' judgment of the best allocation of the Fund's assets. However, the Fund maintains a fixed income allocation (including bonds and cash) of at least 25%. The Fund attempts to maintain a dollar-weighted average maturity for its fixed income investments--the average remaining time to maturity of a portfolio's bonds--of three to ten years.

The Fund may invest in a broad range of:

 . Equity securities issued by companies believed by Mitchell Hutchins to have the potential for rapid earnings growth;

 . Investment grade bonds, that is, bonds that, at the time of purchase, are assigned one of the four highest grades by Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"), are comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, are determined by Mitchell Hutchins to be of comparable quality, and U.S. government securities;

 . Convertible securities rated at least B by S&P or Moody's, comparably rated by another NRSRO or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Securities rated BB or B by S&P (or Ba or B by Moody's) are regarded as having predominantly speculative characteristics with respect to the ability to pay interest and repay principal. While such securities may have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. The Fund will not invest more than 10% of its total assets in convertible securities rated below investment grade; and

 .High quality money market securities.

TACTICAL ALLOCATION FUND

Tactical Allocation Fund's investment objective is total return, consisting of long-term capital appreciation and current income. The Fund seeks to achieve its objective by using a systematic investment strategy that actively allocates the Fund's assets among common stocks, U.S. Treasury notes and U.S. Treasury bills.

In seeking total return, the Fund shifts its asset mix among an equity portion designed to track the performance of the S&P 500 Index (the Fund holds approximately 450 of the 500 stocks in the S&P 500 Index), a bond portion, consisting of five-year U.S. Treasury notes, and a cash portion, consisting of 30-day U.S. Treasury bills. The allocation among these three segments is based on the asset mix recommendation of the Mitchell Hutchins Tactical Allocation Model. This Model is a systematic, cost-effective approach to allocating assets among the three asset classes.

The performance of the Fund's equity portion is intended to replicate that of the S&P 500 Index before deducting operating expenses.

The Fund seeks to achieve total return during all economic and financial market cycles, with a degree of volatility lower than that of the S&P 500 Index, by investing in common stocks held in the S&P 500 Index, but can take a more defensive posture when the Model signals a potential secular decline in stock prices.

                                    * * * *

As with any mutual fund, there is no assurance that either Fund will achieve its investment objective. Each Fund's net asset value fluctuates based upon changes in the value of its portfolio securities.


-------------------------------=================--------------------------------
                               Prospectus Page 7

--------------------------------===============---------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund




                        Investment Philosophy & Process

-------------------------------------------------------------------------------

BALANCED FUND

Mitchell Hutchins believes that superior performance can be obtained by reallocating assets from time to time before changes in the consensus outlook have been fully discounted by the market. Mitchell Hutchins also believes that capital market returns (returns on stocks and bonds) reflect the consensus expectations for key economic variables, such as interest rates, profit growth and inflation. To implement this strategy for the Fund, Mitchell Hutchins:

 . Regularly surveys market participants and generates a consensus forecast of economic variables affecting returns on equity securities, bonds and money market instruments; and

 . Applies fundamental valuation techniques to the consensus data to determine the asset allocation it believes to be optimal.

Once the Fund's asset allocation is determined, the portfolio managers specializing in each asset class select individual securities for each portion of the portfolio. Mitchell Hutchins regularly monitors market outlooks and shifts the asset allocation mix when there are significant changes in expected returns.

The Fund uses the following investment process to determine the individual securities for each portion of the Fund:

 . EQUITY SECURITIES. Mitchell Hutchins uses its proprietary Factor Valuation
  Model to identify stocks providing a combination of value and price momentum. This Model screens a universe of small- to large-capitalization companies in ten different business sectors to identify undervalued companies with strong earnings momentum that rank well in three measures:

  --VALUE: projected dividends, cash flow, earnings and book value;

  --MOMENTUM: earnings and price to identify companies that could surprise on the upside; and

  --ECONOMIC SENSITIVITY: to forecast how different equity securities and industries may perform under various economic scenarios.

The equity securities ranking in the top 20% of the Factor Valuation Model's universe are screened twice a month. Then the portfolio managers take a closer look at those equity securities that rank higher based on value and momentum. Mitchell Hutchins applies traditional analysis and may speak to the management of these companies, as well as those of their competitors.

 . DEBT SECURITIES. Mitchell Hutchins selects these securities based on its analysis of their maturity and risk structures (comparing yields on Treasury securities to yields on riskier types of debt securities).

 . MONEY MARKET INSTRUMENTS. Mitchell Hutchins' decision to use these securities is based on its judgment of how they can further the Fund's investment objective.

As of August 31, 1996, the Fund's assets were allocated as follows: equity securities, 54.3%; bonds, 39.5%; and cash, 6.2%. At February 29, 1996, the asset allocation looked like this: equity securities, 59%; bonds, 30%; and cash, 11%.

TACTICAL ALLOCATION FUND

Mitchell Hutchins allocates the Fund's assets among stocks and either bonds or cash, based on the Tactical Allocation Model's quantitative assessment of the projected rates of return of each asset class. This disciplined approach to investing in stocks attempts to shift the asset mix in anticipation of, not in response to, changing market trends. This Model embraces the concept that incremental return can be achieved through the tactical allocation of portfolio assets across three main asset classes--stocks, bonds and cash. The emphasis of this Model is to avoid or reduce exposure to the stock market during down economic cycles and to perform close to the S&P 500 Index in periods of strongly positive market performance. In contrast to a typical S&P 500 Index fund that maintains a 100% allocation to the Index at all times, the Fund is designed to take a more defensive posture when the Model signals a potential secular decline in stock prices.

The basic premise of the Tactical Allocation Model is that investors accept the risk of owning stocks, measured as volatility of return, because they expect a


-------------------------------=================--------------------------------
                               Prospectus Page 8

-------------------------------------------------------------------------------
                              -------------------
PaineWebber                                            Tactical Allocation Fund
                                 Balanced Fund

-------------------------------------------------------------------------------
                                  ----------
                               Prospectus Page 9

return advantage. This expected return advantage of owning stocks is called the equity risk premium ("ERP"). The Model projects the stock market's expected ERP based on several factors including:

 . current price of stocks and their expected future dividends;

 .economic statistics;

 . five-year, "bottom-up" company earnings projections; and

 .yield-to-maturity of the one-year Treasury bill.

When the stock market's ERP is high, the Model signals the Fund to invest 100% in stocks. Conversely, when the ERP decreases below certain threshold levels, the Model signals the Fund to reduce its exposure to stocks. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Model recommends a stock allocation of less than 100%, the Model also recommends an asset class for the remainder of the Fund's assets. The Model will recommend either bonds (5 year Treasury notes) or cash (30 day Treasury bills), but not both. To make this determination, the Model calculates the risk premium available for the notes. This "bond risk premium" ("BRP") is calculated based on the yields-to-maturity of the five-year U.S. Treasury note and the one year Treasury bill.

Asset reallocations are made on the first business day of each month. If no reallocation of assets is dictated by the Model, any material amounts resulting from appreciation or receipt of dividends, distributions, interest payments and proceeds from securities maturing in each of the asset classes are reallocated (or "rebalanced") to the extent practicable to re-establish the Model's recommended asset allocation mix.

The Fund deviates from the recommendations of the Model only to the extent necessary to:

 . Maintain an amount in cash, not expected to exceed 2% of its total assets under normal market conditions, to pay Fund operating expenses, dividends and distributions on its shares and to meet anticipated sales of shares by Fund investors; and

 . Qualify as a regulated investment company for Federal income tax purposes.
  See "Dividends & Taxes."

As a result, even if the Model does not recommend an allocation to cash, the Fund still may hold cash.

As of August 31, 1996, 100% of the Fund's assets were allocated to stocks, and as of February 29, 1996, the Fund's assets were allocated as follows: 99% to stocks, 0% to bonds and 1% to cash.

      DIFFERENCES BETWEEN BALANCED FUND AND TACTICAL ALLOCATION FUND

                      ---------------------------------------------------------

                                      BALANCED FUND                TACTICAL ALLOCATION FUND
-----------------------------------------------------------------------------------------------
  Investment Objective       High total return with low       Total return, consisting of long-
                             volatility                       term capital appreciation and
                                                               current income.
-----------------------------------------------------------------------------------------------
  Asset Allocation Decision  Based on Mitchell Hutchin        Based on Mitchell Hutchins
                             fundamental valuations for each  Tactical Allocation Model.
                             asset class using its consensus
                             forecast for certain economic
                             variables.
-----------------------------------------------------------------------------------------------
  Asset Mix                  Fixed income allocation: at      Tactical Allocation Model signals
                             least 25% at all times.          a stock segment of 100%, 75%,
                                                              50%, 25% or 0% and selects bonds
                                                              or cash for balance. Fund may
                                                              deviate from Model only to pay
                                                              its expenses, dividends and other
                                                              obligations.
-----------------------------------------------------------------------------------------------
  Stock Selection            Discretionary, selection is      When there is a stock allocation,
                             based on Mitchell Hutchins       invests in about 450 of 500
                             evaluates companies' potential   common stocks that make up the
                             for rapid earnings growth.       Standard & Poor's 500 Index.
-----------------------------------------------------------------------------------------------
  Fixed Income Selection     Discretionary, may select from   When there is a bond allocation
                             broad range of debt securities   five-year U.S. Treasury notes.
                             with government or private       When there is a cash allocation
                             issuers. Aims for a dollar-      30-day U.S. Treasury bills.
                             weighted average maturity of
                             three to ten years.

--------------------------------===============---------------------------------
PaineWebber                      Balanced Fund          Tactical Allocation Fund


                                  Performance
--------------------------------------------------------------------------------


This chart shows the total returns for Class Y shares of Tactical Allocation Fund. Past results are not a guarantee of future results. No Class Y shares for Balanced Fund were outstanding during 1996 so no performance is presented for that Fund. Average annual returns for periods from inception through the Fund's fiscal year end are shown below the performance chart.

TACTICAL ALLOCATION FUND
                                       As Class Y shares commenced operations
                                       on May 10, 1993, the 1993 return
                                       represents the period from May 10, 1993
                                       to December 31, 1993.



                          [GRAPH APPEARS HERE]

                    5/10/93                0%
                   12/31/93             6.65%
                   12/31/94            -0.28%
                   12/31/95            35.48%


AVERAGE ANNUAL RETURNS
As of August 31, 1996

                                                                        CLASS Y
                                                                        -------
Inception Date......................................................... 5/10/93
One Year...............................................................   17.70%
Life...................................................................   13.88%

PERFORMANCE INFORMATION

The Funds perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in a Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. One-, five- and ten-year periods will be shown, unless the Fund or Class has been in existence for a shorter period. If so, returns will be shown for the period since inception, known as "Life". Total return calculations assume reinvestment of dividends and other distributions.

The Funds may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid. Further information about each Fund's performance is contained in its Annual Report to shareholders, which may be obtained without charge by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.


-------------------------------==================-------------------------------
                               Prospectus Page 10

------------------------------===================------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund


                            The Funds' Investments

-------------------------------------------------------------------------------



BALANCED FUND

EQUITY SECURITIES include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. While past performance does not guarantee future results, common stocks historically have provided the greatest long-term growth potential compared to other types of investments. However, their prices generally fluctuate more than other securities, reflecting changes in a company's financial condition and in overall market and economic conditions.

Preferred stock has certain fixed income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, which are convertible into common stock.

U.S. GOVERNMENT SECURITIES in which the Fund may invest include direct obligations of the U.S. government (such as Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies and instrumentalities.

BONDS (including notes and debentures) are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.

ASSET-BACKED SECURITIES are debt obligations backed by specific types of assets. The most common type of asset-backed securities is mortgage-backed bonds, which represent a direct or indirect interest (participation) in--or are secured by and payable from--a pool of mortgage loans secured by real property. They are sold by government agencies, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and private corporations. Investors typically receive payments out of the interest and principal on the underlying mortgages. The growth of mortgage-backed securities and the secondary mortgage market in which they are traded has helped keep mortgage money available for home financing.

Mortgage-backed securities include:

 . Single- and multi-class pass-through securities, representing pooled debt obligations repackaged as shares, that pass income from debtors through the intermediary to investors;

 . Collateralized mortgage obligations ("CMOs"), which are more complex versions of mortgage-backed bonds. Evaluating the risks and rewards of CMOs requires special knowledge.

When interest rates go down and homeowners refinance their mortgages, mortgage-backed bonds are paid off more quickly than investors may expect. When interest rates rise, mortgage-backed bonds may be paid off more slowly than originally expected.

Other asset-backed securities are structured similar to mortgage-backed securities, except that the underlying assets are not first lien mortgage loans or interests in them. Instead, these securities include assets such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements.

ZERO COUPON SECURITIES are securities that make no periodic interest payments but instead are sold at a deep discount from their face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. There are many kinds of zero coupon securities. The most commonly known is the zero coupon bond, which either may be issued at a deep discount by a corporation or may be created by a brokerage firm when it strips (separates) the coupons (unmatured interest payments) off a bond and sells the principal and the coupons separately. This technique is used frequently with U.S. Treasury bonds; these issues include CATS (Certificates of Accrual Treasury Securities) and TIGRs (Treasury Income Growth Receipts).


------------------------------==================--------------------------------
                              Prospectus Page 11

-------------------------------=================--------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund


Because zero coupon securities bear no interest and holders do not receive interest payments, they are generally more sensitive to changes in interest rates than other U.S. government securities. For example, when interest rates fall, the value of zero coupon securities rises more rapidly than bonds paying out interest on a current basis because the zero coupon bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall. However, when interest rates rise, their value falls more dramatically.

MONEY MARKET INSTRUMENTS in which the Fund may invest include:

 . U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities;

 . Obligations of U.S. banks (including certificates of deposit and bankers' acceptances) with total assets in excess of $1.5 billion at the time of purchase;

 . Interest-bearing savings deposits in U.S. commercial and savings banks with principal amounts not greater than are fully insured by the Federal Deposit Insurance Corporation (the aggregate amount of these deposits may not exceed 5% of the value of the Fund's assets);

 . Commercial paper and other short-term corporate obligations; and

 . Variable and floating-rate securities and repurchase agreements.

In addition, the Fund may hold cash and may invest in participation interests of the money market securities mentioned above without limitation. These participation interests are the interests of securities held by others on a pro-rata basis.

TACTICAL ALLOCATION FUND

STOCK PORTION. In its stock portion, the Fund attempts to duplicate, before the deduction of operating expenses, the investment results of the S&P 500 Index by investing in approximately 450 of the 500 common stocks included in that index. The S&P 500 Index, which is chosen by S&P on a statistical basis and may change from time to time, emphasizes large capitalization stocks and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representative of stocks in a particular industry sector. The Fund attempts to achieve a correlation between the performance of the stock portion and that of the S&P 500 Index of at least 0.95, before the deduction of operating expenses (a correlation of 1.00 would be perfect, which would mean that the net asset value of the stock portion increased or decreased in exactly the same proportion as changes in the Index).

BOND PORTION. In its bond portion, the Fund invests in U.S. Treasury notes having five years remaining to maturity at the beginning of the then-current calendar year or, if those instruments are unavailable at favorable prices, in U.S. Treasury notes with remaining maturities as close as possible to five years. The Fund does not invest in bonds and cash simultaneously, except as noted below.

CASH PORTION. In its cash portion, the Fund invests in U.S. Treasury bills with remaining maturities of 30 days or, if those instruments are unavailable at favorable prices, in U.S. Treasury bills with remaining maturities as close as possible to 30 days. Limited amounts of the Fund's assets are normally invested in cash, generally to pay expenses.

RISKS

Under normal circumstances, Balanced Fund invests primarily in equity securities, bonds, U.S. government securities, mortgage- and asset-backed securities and money market instruments, and Tactical Allocation Fund invests primarily in equity securities and U.S. government securities. Following is a discussion of risks that are common to each Fund:

EQUITY SECURITIES. Equity securities historically have shown greater growth potential than other types of securities. As with all investments, higher returns are typically accompanied by higher risks; thus, common stocks represent the riskiest investment in a company. It is possible that a Fund may experience a substantial or complete loss on an individual equity investment.

INTEREST RATE AND CREDIT RISKS. Interest rate risk is the risk that interest rates will rise and the prices of bonds and U.S. government securities will fall, lowering the value of the Funds' investments. Long-term bonds, including U.S. government securities, are generally more sensitive to interest rate changes than short-term bonds, including U.S. government securities. Adverse changes in economic conditions can affect an issuer's ability to pay principal and interest.

------------------------------==================--------------------------------
                              Prospectus Page 12

-------------------------------=================--------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund



FOREIGN SECURITIES. Balanced Fund may invest in U.S. dollar-denominated securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter ("OTC") market. Because the S&P 500 Index includes common stocks of foreign issuers, Tactical Allocation Fund is also subject to certain risks associated with investments in U.S. dollar-denominated securities of foreign issuers.

Investing in securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies. In general, less information may be available about foreign companies than about U.S. companies, and they are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

DERIVATIVES. Some of the instruments in which the Funds may invest may be referred to as "derivatives" because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, interest rate protection contracts and similar instruments that may be used in hedging and related strategies. There is only limited consensus as to what constitutes a "derivative" security. However, in Mitchell Hutchins' view, derivative securities also include "stripped" securities and specially structured types of mortgage- and asset-backed securities, such as IOs and POs. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Funds.

COUNTERPARTIES. The Funds may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins, subject to the supervision of the board of each Fund, monitors and evaluates the creditworthiness of the parties with which each Fund does business.

In addition to these general risks, investments in each Fund are subject to other risk considerations:

BALANCED FUND

BOND RATINGS. The Fund invests in a broad range of investment grade bonds. Investment grade quality means that the securities are rated within the four highest categories by S&P and Moody's. Moody's fourth highest category (Baa) includes securities which, in its opinion, have speculative features.

The Fund may invest up to 10% of its total assets in convertible bonds rated lower than investment grade, that is, below BBB by S&P or Baa by Moody's, but no lower than B by S&P or Moody's. These bonds, which are commonly referred to as "junk bonds", are considered to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may be more sensitive to adverse conditions. The Fund's policy of investing a portion of its assets in lower rated securities thus entails greater risks than those associated with investment in higher rated securities. The Fund also may invest in securities that are comparably rated by another NRSRO and unrated securities deemed by Mitchell Hutchins to be of comparable quality.

Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the volatility of the bond's value or its liquidity and do not guarantee the performance of the issuer. The rating agencies also may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies will downgrade bonds.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. The yield characteristics of the mortgage- and asset-backed securities in which the Fund may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage- and asset-backed securities may also decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the Fund's yield.


------------------------------==================--------------------------------
                              Prospectus Page 13

-------------------------------=================--------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund



The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances, reduced liquidity, of the CMO class.

Certain classes of CMOs and other mortgage-backed securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances.

During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities in which the Fund may invest, including IO and PO classes of mortgage-backed securities, can be extremely volatile and these securities may become illiquid. Mitchell Hutchins seeks to manage the Fund's investments in mortgage-backed securities so that the volatility of the Fund's portfolio, taken as a whole, is consistent with the Fund's investment objective. If market interest rates or other factors that affect the volatility of securities held by the Fund change in ways that Mitchell Hutchins does not anticipate, the Fund's ability to meet its investment objective may be reduced.

See Appendix B to the Statement of Additional Information for more information concerning the types of mortgage-backed securities in which the Fund may invest.

RISKS OF ZERO COUPON SECURITIES. The Fund may invest in certain zero coupon securities that are "stripped" U.S. government securities. Zero coupon securities pay no interest to holders prior to maturity. However, a portion of the original issue discount on the zero coupon securities must be included in the Fund's income. Accordingly, to continue to qualify for tax treatment as a regulated investment company and to avoid certain excise taxes (see "Taxes" in the Statement of Additional Information), the Fund may be required to distribute as dividends amounts that are greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

TACTICAL ALLOCATION FUND

LIMITS OF ASSET ALLOCATION STRATEGY. Although it seeks total return, consisting of both capital appreciation and current income, in following its asset allocation strategy, the Fund may not achieve as high a level of either capital appreciation or current income as a fund that has only one of those objectives as its primary objective. In addition, the need to qualify as a regulated investment company for federal income tax purposes may limit the Fund's ability to adhere rigidly to the recommendations of the Model. See "Dividends & Taxes." In addition, the Fund is also subject to the risk that the Model may not correctly predict the appropriate times to shift the Fund's assets from one type of investment to another.

----------------------------======================------------------------------
                              Prospectus Page 14

-------------------------------=================-------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund


INDEX INVESTING AND OPEN-END INVESTMENT COMPANIES. While the Fund's stock portion attempts to duplicate, before deduction of operating expenses, the investment results of the S&P 500 Index, the investment results of the stock portion generally are not identical to those of the Index. Deviations from the performance of the S&P 500 Index may result from shareholder purchases and sales of shares that occur daily, as well as from expenses borne by the Fund.

INVESTMENT TECHNIQUES AND STRATEGIES

STRATEGIC INVESTMENTS. In an attempt to reduce the overall risk of its investments, known as hedging or to enhance income or return, each Fund may use certain types of strategic investments. These investments involve derivative contracts, including options (on securities, futures and indexes) and futures contracts (on stock indexes and debt securities). In addition, new financial products and risk management techniques continue to be developed and may be used if consistent with the Funds' investment objectives and policies. Use of these strategies solely to enhance income may be considered a form of speculation. Each Fund also may enter into interest rate swap agreements and certain other interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. The Funds' ability to use the strategies may be limited by market conditions, regulatory limits and tax considerations. The Statement of Additional Information for the Funds contains further information on these strategies.

Each Fund may enter into options and futures contracts under which the full value of its portfolio is at risk. Under normal circumstances, however, the Fund's use of these strategies will place at risk a much smaller portion of its assets.

The Funds might not use any strategic instrument, and there can be no assurance that any strategy used will succeed. If Mitchell Hutchins is incorrect in its judgment on interest rates, market values or other economic factors in using a particular strategic instrument, a Fund might have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

 . the fact that the skills needed to use strategic instruments are different from those needed to select securities for the Funds,

 . the possibility of imperfect correlation, or even no correlation, between price movements of strategic instruments and price movements of the securities being hedged,

 . possible constraints on a Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to "cover" or to segregate securities, and

 . the possibility that the Fund is unable to close out or liquidate its position.

PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins deems portfolio changes appropriate. A higher turnover rate for a Fund (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by that Fund, and may increase the potential for short-term capital gains.

ILLIQUID SECURITIES. Each Fund may invest up to 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, certain cover for OTC options and securities whose disposition is restricted under the federal securities laws. The Funds do not consider securities that are eligible for resale under SEC Rule 144A to be illiquid if Mitchell Hutchins has determined them to be liquid, based upon the trading markets for the securities under procedures approved by the Funds' boards.

LENDING PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets taken at market value. Lending securities enables the Funds to earn additional income, but could result in a loss or delay in recovering these securities.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. In a typical repurchase agreement, a Fund buys a security and simultaneously agrees to sell it back at an agreed-upon price and time, usually no more than seven days after purchase. The time and price reflect a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Risks associated with repurchase agreements include a possible decline in the value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent.

OTHER INFORMATION. Each Fund may purchase securities on a when-issued basis or may purchase or sell securities for delayed delivery. A Fund generally would not pay for such securities or start earning


------------------------------==================--------------------------------
                              Prospectus Page 15

-------------------------------=================--------------------------------
PaineWebber                      Balanced Fund          Tactical Allocation Fund


interest on them until they are delivered, but it would immediately assume the risks of ownership, including the risk of price fluctuation. Each Fund may borrow money for temporary or emergency purposes, but not in excess of 10% (Balanced Fund) or 20% (Tactical Allocation Fund) of its total assets, including (in the case of Balanced Fund) reverse repurchase agreements involving up to 5% of its total assets.

                               How to Buy Shares
-------------------------------------------------------------------------------

Class Y shares are sold to eligible investors at the net asset value next determined after the purchase order is received at PaineWebber's New York City headquarters or by PFPC Inc., the Funds' transfer agent ("Transfer Agent"). No initial or contingent deferred sales charge is imposed, nor are Class Y shares subject to rule 12b-1 distribution or service fees. The Funds and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of the Class Y shares for a period of time. Mitchell Hutchins, the distributor for each Fund's Class Y shares, has appointed PaineWebber to serve as the exclusive dealer for each Fund's Class Y shares.

INSIGHT

An investor who purchases $50,000 or more of shares of the mutual funds that are available to INSIGHT participants (which include the PaineWebber mutual funds in the Flexible Pricing SM System and certain other specified mutual funds) may take part in INSIGHT, a total portfolio asset allocation program sponsored by PaineWebber, and thus become eligible to purchase Class Y shares. INSIGHT offers comprehensive investment services, including a personalized asset allocation investment strategy using an appropriate combination of funds, monitoring of investment performance and comprehensive quarterly reports that cover market trends, portfolio summaries and personalized account information.

Participation in INSIGHT is subject to payment of an advisory fee to PaineWebber at the maximum annual rate of 1.5% of assets held through the program (generally charged quarterly in advance), which covers all INSIGHT investment advisory services and program administration fees. Employees of PaineWebber and its affiliates are entitled to a 50% reduction in the fee otherwise payable for participation in INSIGHT. INSIGHT clients may elect to have their INSIGHT fees charged to their PaineWebber accounts (by the automatic redemption of money market fund shares) or, if a qualified plan, invoiced.

Please contact your PaineWebber investment executive or PaineWebber correspondent firm or call 1-800-647-1568 for more information concerning mutual funds that are available to INSIGHT participants or for other INSIGHT program information.

ACQUISITION OF CLASS Y SHARES BY OTHERS

Present holders of Class Y shares of Tactical Allocation Fund who are not current INSIGHT participants may not purchase additional Class Y shares of that Fund. This category includes former employees of Kidder, Peabody & Co., Incorporated ("Kidder, Peabody"), their associated accounts and former directors and trustees of the former Kidder, Peabody mutual funds. Dividends and other distributions on Class Y shares of Tactical Allocation Fund owned by these holders will continue to be paid in additional Class Y shares at net asset value, unless the shareholder has requested cash payments.

In addition, the following investors are eligible to buy Class Y shares:

 . an investor who buys $10 million or more at any one time in any combination of PaineWebber mutual funds in the Flexible Pricing SM System;

 . an employee benefit plan qualified under section 401 (including a salary reduction plan qualified under section 401(k)) or 403(b) of the Internal Revenue Code that has either

   5,000 or more eligible employees or

   $50 million or more in assets; and

 . an investment company advised by PaineWebber or an affiliate of PaineWebber.

Each Fund is authorized to offer Class Y shares to certain other investment advisory programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. At present, however, INSIGHT participants are the only purchasers in this category.


-------------------------------==================-------------------------------
                               Prospectus Page 16

-------------------------------=================--------------------------------
PaineWebber                      Balanced Fund          Tactical Allocation Fund


                              How to Sell Shares
-------------------------------------------------------------------------------

Class Y shares may be sold (redeemed) at their net asset value and proceeds from the sale of shares will be paid after receipt of a request to sell shares, as described below.

SALES THROUGH PAINEWEBBER OR CORRESPONDENT FIRMS

INSIGHT participants who are Class Y shareholders may submit requests to sell shares to their investment executives or correspondent firms in person or by telephone, mail or wire. As agent for the Funds, PaineWebber may honor a request to sell shares by repurchasing Class Y shares from a selling shareholder at the shares' net asset value next determined after receipt of the request by PaineWebber's New York City headquarters. Within three Business Days after receipt of the request, repurchase proceeds will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. PaineWebber investment executives and correspondent firms are responsible for promptly forwarding requests to sell shares to PaineWebber's New York City headquarters. A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange is open for business.

PaineWebber reserves the right not to honor any request to sell shares, in which case PaineWebber promptly will forward the request to PFPC Inc., the Funds' Transfer Agent ("Transfer Agent"), for treatment as described below.

SALES THROUGH THE TRANSFER AGENT

Shareholders also may sell Fund shares through the Transfer Agent. Shareholders should mail requests to sell shares directly to the Transfer
Agent: PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. A request to sell shares will be executed at the net asset value next computed after it is received in "good order," and proceeds from the sale will be paid within seven days of the receipt of the request.

"Good order" means that the request must be accompanied by the following: (1) a letter of instruction or a stock assignment specifying the number of shares or amount of investment to be sold (or that all shares credited to the Fund account be sold), signed by all registered owners of the shares in the exact names in which they are registered, (2) a guarantee of the signature of each registered owner by an eligible institution acceptable to the Transfer Agent and in accordance with SEC rules, such as a commercial bank, trust company or member of a recognized stock exchange, (3) other supporting legal documents for estates, trusts, guardianships, custodianships, partnerships and corporations and (4) duly endorsed share certificates, if any. Shareholders are responsible for ensuring that a request to sell shares is received in "good order."

ADDITIONAL INFORMATION ON SALES

A shareholder may have proceeds from the sale of shares of $1 million or more wired to the shareholder's PaineWebber brokerage account or a commercial bank account designated by the shareholder. Questions about this option, or sale requirements generally, should be referred to the shareholder's investment executive at PaineWebber or one of its correspondent firms. If a shareholder wants to sell shares that were purchased recently, a Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to 15 days.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to purchase back all Fund shares in any shareholder account with a net asset value below $500. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

------------------------------==================--------------------------------
                              Prospectus Page 17

-------------------------------=================--------------------------------
PaineWebber                      Balanced Fund          Tactical Allocation Fund


                                   Management
--------------------------------------------------------------------------------

Balanced Fund is a series of PaineWebber Master Series, Inc. ("Corporation") and Tactical Allocation Fund is a series of PaineWebber Investment Trust ("Trust"). The board of directors of the Corporation and the board of trustees of the Trust oversee the Funds' operations and, as part of this overall management responsibility, oversee various organizations responsible for the day-to-day management of each Fund. Each board has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board).

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York, 10019, is the asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On November 30, 1996, Mitchell Hutchins was adviser or sub-adviser of 30 investment companies with 64 separate portfolios and aggregate assets of approximately $31.9 billion.

Each board has determined that brokerage transactions for the Fund may be conducted through PaineWebber or its affiliates in accordance with procedures adopted by the board.

ABOUT THE INVESTMENT ADVISER

As investment adviser for Balanced Fund and Tactical Allocation Fund, Mitchell Hutchins makes and implements all investment decisions and supervises all aspects of each Fund's operations.

T. Kirkham Barneby is responsible for the asset allocation decisions for both Balanced Fund and Tactical Allocation Fund. He has been responsible for the day-to-day management of Tactical Allocation Fund since February 1995. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

Mark A. Tincher is responsible for the day-to-day management of the equity portion of Balanced Fund. Mr. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins responsible for overseeing the management of equity investments. From March 1988 to March 1995, Mr. Tincher worked for Chase Manhattan Private Bank where he was a vice president. Mr. Tincher directed the U.S. funds management and equity research area at Chase and oversaw the management of all Chase U.S. equity funds (the Vista Funds and Trust Investment Funds).

Dennis L. McCauley is responsible for the day-to-day management of the debt securities portion of Balanced Fund. Mr. McCauley is a managing director and chief investment officer of fixed income investments of Mitchell Hutchins responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. Prior to joining Mitchell Hutchins in 1994, Mr. McCauley worked for IBM Corporation where he was director of fixed income investments responsible for developing and managing investment strategy for all fixed income and cash management investments of IBM's pension fund and self-insured medical funds. Mr. McCauley has also served as vice president of IBM Credit Corporation's mutual funds and as a member of the retirement fund investment committee.

Nirmal Singh and Craig M. Varrelman, CFA, assist Mr. McCauley in managing Balanced Fund's debt securities. Mr. Singh and Mr. Varrelman are both first vice presidents of Mitchell Hutchins. Prior to joining Mitchell Hutchins in September 1993, Mr. Singh was with Merrill Lynch Asset Management, Inc., where he was a member of the portfolio management team. From 1990 to 1993, Mr. Singh was a senior portfolio manager at Nomura Mortgage Fund Management Corporation. Mr. Varrelman has been with Mitchell Hutchins as a portfolio manager since 1988 and manages fixed income portfolios with an emphasis on U.S. government securities.

Susan Messina is responsible for the day-to-day management of the portion of Balanced Fund's assets invested in money market instruments. Ms. Messina has been with Mitchell Hutchins since 1982 and is a senior vice president of Mitchell Hutchins.

Each of these managers first assumed responsibilities with respect to Balanced Fund in August 1995.

-------------------------------==================-------------------------------
                               Prospectus Page 18

-------------------------------=================-------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund


Other members of Mitchell Hutchins' domestic equity and domestic fixed income investments groups provide input on market outlook, interest rate forecasts, investment research and other considerations pertaining to each Fund's investments.

Mitchell Hutchins personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

MANAGEMENT FEES & OTHER EXPENSES

Each Fund pays Mitchell Hutchins a monthly fee for its services. For the most recent fiscal year, Mitchell Hutchins received a monthly fee from Balanced Fund for these services at the effective annual rate of 0.75% of the Fund's average daily net assets and from Tactical Allocation Fund at the annual rate of 0.50% of the Fund's average daily net assets. The management fee payable to Mitchell Hutchins by Balanced Fund is greater than those paid by most funds.

Balanced Fund also pays PaineWebber an annual fee of $4.00 per active shareholder account held at PaineWebber for certain services not provided by the Transfer Agent. Tactical Allocation Fund does not pay this fee. The Funds incur other expenses, such as custody and transfer agency fees and professional fees.
-------------------------------------------------------------------------------

                    Determining the Shares' Net Asset Value
-------------------------------------------------------------------------------
The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. Each Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

Each Fund values its assets based on their current market value when market quotations are readily available. If market quotations are not readily available, assets are valued at fair value as determined in good faith by or under the direction of its board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless its board determines that this does not represent fair value.
-------------------------------------------------------------------------------

                               Dividends & Taxes
-------------------------------------------------------------------------------
DIVIDENDS

Balanced Fund pays dividends semi-annually from its net investment income and also may distribute net short-term capital gains, if any, with the periodic dividend. Tactical Allocation Fund pays an annual dividend from its net investment income and short-term capital gain, if any. Net investment income includes dividend income, accrued interest and discount, less amortization of premium and accrued expenses. Substantially all of each Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, and any undistributed net short-term capital gain, is distributed at least annually. The Funds may make additional distributions if necessary to avoid income or excise taxes. While the Funds will not declare any dividend in excess of the amount of net investment income and net short-term capital gain available for distribution at the time of declaration, it is possible that net capital losses sustained after that time could convert a portion of such a dividend to a non-taxable return of capital.

Dividends and other distributions paid on Class Y shares of a Fund are calculated at the same time and in the same manner as dividends and distributions on other classes of shares.

The Funds' dividends and capital gain distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and/or capital gain distributions in cash, either mailed to the shareholder by check or credited to the shareholder's PaineWebber account, should contact their investment executive at PaineWebber or one of its correspondent firms.


------------------------------==================--------------------------------
                              Prospectus Page 19

-------------------------------=================-------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund


TAXES

Each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gain) and net capital gain that it distributes to its shareholders. These requirements may limit the ability of Tactical Allocation Fund to reallocate its assets under certain circumstances.

Dividends from each Fund's investment company taxable income (whether paid in cash or in additional Fund shares) generally are taxable to its shareholders as ordinary income. Distributions of each Fund's net capital gain (whether paid in cash or in additional Fund shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Shareholders not subject to tax on their income generally will not be required to pay tax on distributions from the Funds.

Balanced Fund is required to include in its gross income each year a portion of the original issue discount on zero coupon securities it acquires, even though the Fund receives no interest payment on the securities during the year.

YEAR-END TAX REPORTING

Each Fund notifies its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) that year and any portion of those dividends that qualifies for special treatment.

WITHHOLDING REQUIREMENTS

Each Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate is also required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OF FUND SHARES

When shareholders sell (redeem) shares, the sale may result in a taxable gain or loss. This depends upon whether the shareholders receive more or less than their adjusted basis for the shares. In addition, if a Fund's shares are bought within 30 days before or after selling other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

                                   * * * *

Because the foregoing only summarizes some of the important federal income tax considerations affecting the Funds and their shareholders, a further discussion is contained in the Statement of Additional Information. Prospective shareholders are urged to consult their tax advisors.

-------------------------------------------------------------------------------

                              General Information
-------------------------------------------------------------------------------

ORGANIZATION

BALANCED FUND

Balanced Fund is a diversified series of the Corporation, an open-end management investment company that was incorporated in Maryland on October 29, 1985. The Corporation has authority to issue 10 billion shares of common stock of separate series, par value $.001 per share; four billion of these shares are classified as shares of Balanced Fund. Shares of one other series have been authorized.

TACTICAL ALLOCATION FUND

Tactical Allocation Fund is a series of the Trust, an open-end management investment company that was formed on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $.001 per share. Shares of one other series have been authorized.

SHARES

The shares of each Fund are divided into four classes, designated Class A, Class B, Class C and Class Y shares. Each class represents an identical interest in the respective Fund's investment portfolio and has the same rights, privileges and preferences. However, each


------------------------------==================--------------------------------
                              Prospectus Page 20

-------------------------------=================--------------------------------
PaineWebber                      Balanced Fund         Tactical Allocation Fund


class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege. The different sales charges and other expenses applicable to the different classes of shares of the Funds will effect the performance of those classes.

Each share of a Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends on Class B and Class C shares are likely to be lower than for Class A shares and are likely to be lower on Class Y shares than for any other class of shares.

More information concerning Class A, Class B and Class C shares may be obtained from an investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

Although each Fund is offering only its own shares, it is possible that a Fund could become liable for misstatements in the Prospectus about the other Fund. The boards have considered this factor in approving the use of a single, combined Prospectus.

VOTING RIGHTS

Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Corporation or the Trust may elect all of its board members. The shares of the Funds will be voted separately except when an aggregate vote of all series in the Corporation or the Trust is required by law and except that only the shareholders of a particular class of a Fund may vote on matters affecting only that class.

SHAREHOLDER MEETINGS

The Funds do not intend to hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of the Corporation or the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the Corporation's or Trust's outstanding shares.

REPORTS TO SHAREHOLDERS

Each Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information is available to shareholders upon request.

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as the Funds' custodian and recordkeeping agent. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Funds' transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.


------------------------------==================--------------------------------
                              Prospectus Page 21

-----------------------------=====================-----------------------------

                           PaineWebber Balanced Fund
                      PaineWebber Tactical Allocation Fund
                                 Class Y Shares

                       Prospectus -- January 1, 1997

--------------------------------------------------------------------------------


 .PAINEWEBBER BOND FUNDS      .PAINEWEBBER STOCK FUNDS


  High Income Fund             Capital Appreciation Fund
  Investment Grade Income      Financial Services Growth Fund
  Fund                         Growth Fund
  Low Duration U.S.            Growth and Income Fund
  Government  Income Fund      Small Cap Fund
  Strategic Income Fund        Utility Income Fund
  U.S. Government Income
  Fund


 . PAINEWEBBER TAX-FREE BOND  .PAINEWEBBER GLOBAL FUNDS
   FUNDS


                               Emerging Markets Equity Fund
  California Tax-Free          Global Equity Fund
  Income Fund                  Global Income Fund
  Municipal High Income
  Fund
  National Tax-Free
  Income Fund
  New York Tax-Free           .PAINEWEBBER MONEY MARKET FUND
  Income Fund

 . PAINEWEBBER
   ASSETALLOCATION FUNDS

  Balanced Fund
  Tactical Allocation Fund


 A prospectus containing more complete information for any of the above funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.


--------------------------------==============----------------------------------

                           PAINEWEBBER BALANCED FUND
                     PAINEWEBBER TACTICAL ALLOCATION FUND
                                CLASS Y SHARES

                          1285 AVENUE OF THE AMERICAS

                           NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

  The two funds named above (each a "Fund" and, collectively, "Funds") are diversified series of professionally managed, open-end management investment companies organized as a Maryland corporation and a Massachusetts business trust, respectively. PaineWebber Balanced Fund ("Balanced Fund"), a series of PaineWebber Master Series, Inc. ("Corporation"), seeks high total return with low volatility; it invests primarily in a combination of equity securities, investment grade debt securities and money market instruments. PaineWebber Tactical Allocation Fund ("Tactical Allocation Fund"), a series of PaineWebber Investment Trust ("Trust"), seeks total return, consisting of long-term capital appreciation and current income, by utilizing a systematic investment strategy that actively allocates the Fund's assets among equity securities, U.S. Treasury notes and U.S. Treasury bills.

  The investment adviser, administrator and distributor for each Fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the Fund, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares.

  This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated January 1, 1997. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated January 1, 1997.

                     INVESTMENT POLICIES AND RESTRICTIONS

  The following supplements the information contained in the Prospectus concerning the Funds' investment policies and limitations. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, there are no policy limitations on a Fund's ability to use the investments or techniques discussed in these documents.

  YIELD FACTORS AND RATINGS. Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of debt obligations. A description of the range of ratings assigned to debt obligations by Moody's and S&P is included in the Appendix to this Statement of Additional Information. Balanced Fund may use these ratings in determining whether to purchase, sell or hold a security. These ratings represent the NRSROs' opinions as to the quality of the debt obligations that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by Balanced Fund, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Mitchell Hutchins will consider such an event in determining whether the Fund should continue to hold the obligation but is not required to dispose of it.

  In addition to ratings assigned to individual bond issues, Mitchell Hutchins will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which Balanced Fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

  ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

  MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to herein as CMOs. The U.S. government mortgage-backed securities in which Balanced Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with its investment limitations, the Fund expects to invest in those new types of mortgage-backed securities that Mitchell Hutchins believes may assist the Fund in achieving its investment objective. Similarly, the Fund may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein.

  GINNIE MAE CERTIFICATES. Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificateholders such as Balanced Fund. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

  FANNIE MAE CERTIFICATES. Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interests and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

  FREDDIE MAC CERTIFICATES. Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

  PRIVATE, RTC AND SIMILAR MORTGAGE-BACKED SECURITIES. Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to CMOs issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "--Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.

  The Resolution Trust Corporation ("RTC"), which was organized by the U.S. government in connection with the savings and loan crisis, held assets of failed savings associations as either a conservator or receiver for such associations, or it acquired such assets in its corporate capacity. These assets included, among other things, single family and multi-family mortgage loans, as well as commercial mortgage loans. In order to dispose of such assets in an orderly manner, RTC established a vehicle registered with the Securities and Exchange Commission ("SEC") through which it sold mortgage-backed securities. RTC mortgage-backed securities represent pro rata interests in pools of mortgage loans that RTC held or had acquired, as described above, and are supported by one or more of the types of private credit enhancements used by Private Mortgage Lenders.

  COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE PASS-
THROUGHS. CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (such collateral collectively being called "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of mortgage assets and that have multiple classes similar to those in

CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the mortgage assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay debt service on the CMOs or to make schedule distributions on the multi-class mortgage pass-through securities.

  In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO (other than any principal-only class) on a monthly, quarterly or semi-annual basis. The principal and interest on the mortgage assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the mortgage assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

  Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

  ARM AND FLOATING RATE MORTGAGE-BACKED SECURITIES. ARM mortgage-backed securities are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as "ARMs"). Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities.

  TYPES OF CREDIT ENHANCEMENT. To lessen the effect of failures by obligors on mortgage assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. Balanced Fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security.

  Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

  ADDITIONAL INFORMATION ON ARM AND FLOATING RATE MORTGAGE-BACKED SECURITIES. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed rate securities. Conversely, during periods of declining rates, ARMs generally do not increase in value as much as fixed rate securities. ARM mortgage-backed securities represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARMs. ARMs generally provide that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs provide for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may provide for limitations on changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future monthly payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

  The rates of interest payable on certain ARMs, and therefore on certain ARM mortgage-backed securities, are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM mortgage-backed securities supported by ARMs that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM mortgage-backed securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

  Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM mortgage-backed securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.

  SPECIAL CHARACTERISTICS OF MORTGAGE- AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

  ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on ARMs could increase because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on ARMs might decrease. The rate of prepayments with respect to ARMs has fluctuated in recent years.

  The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

  Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-backed securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of Balanced Fund.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Each Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of such securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by a Fund upon their acquisition is accrued as interest and included in the Fund's net investment income.

  Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes insolvent. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins to present minimal credit risks in accordance with guidelines established by each Fund's board. Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under the board's general supervision.

  REVERSE REPURCHASE AGREEMENTS. Balanced Fund may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate value of not more than 5% of its net assets. Such agreements involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, the Fund's custodian segregates assets to cover the Fund's obligations under the reverse repurchase agreement. See "Investment Policies and Restrictions--Segregated Accounts."

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a Fund's net asset value. When a Fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts." Each Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the Fund.

  ILLIQUID SECURITIES. Each Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under current SEC guidelines, interest-only ("IO") and principal-only ("PO") classes of mortgage-backed securities are considered illiquid. However, IO and PO classes of fixed-rate mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities will not be considered illiquid if Mitchell Hutchins has determined that they are liquid pursuant to guidelines established by Balanced Fund's board. Illiquid securities also are considered to include, among other things, purchased over-the-counter ("OTC") options, repurchase agreements with maturities in excess of seven days and securities whose disposition is restricted under the federal securities laws (other than "Rule 144A" securities and certain commercial paper that

Mitchell Hutchins has determined to be liquid under procedures approved by each Fund's board). The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Certain illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  Each Fund's board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins, pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security,
(3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in each Fund's portfolio and reports periodically on such decisions to the board.

  SECTION 4(2) PAPER. Commercial paper issues in which Balanced Fund may invest include securities issued by major corporations without registration under the 1933 Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Fund's 10% limitation on investments in illiquid securities includes Section 4(2) paper, other than Section 4(2) paper that Mitchell Hutchins has determined to be liquid pursuant to guidelines established by the Fund's board. The board has delegated to Mitchell Hutchins the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the board that require Mitchell Hutchins to take into account the same factors described under "Illiquid Securities" above for other restricted securities and require Mitchell Hutchins to perform the same monitoring and reporting functions.

  SPECIAL CONSIDERATIONS RELATING TO FOREIGN SECURITIES. To the extent each Fund holds U.S. dollar-denominated securities of foreign issuers, such securities may not be registered with the SEC, nor are the issuers thereof subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

  Each Fund invests in securities of foreign issuers only if such securities are traded in the U.S. securities markets directly or through American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.

  Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

  CONVERTIBLE SECURITIES. Balanced Fund is permitted to invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

  The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

  SEGREGATED ACCOUNTS. When each Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, the Fund will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described under "Hedging and Related Strategies," segregated accounts may also be required in connection with certain transactions involving options, futures contracts or certain interest rate protection transactions.

  SHORT SALES "AGAINST THE BOX." Each Fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box") to defer realization of gains or losses for tax or other purposes. To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the Fund, and the Fund is obligated to replace the securities borrowed at a date in the future. When the Fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the Fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. The Fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box. Neither Fund currently expects to have obligations under short sales that at any time during the coming year exceed 5% of its net assets.

  A Fund might make a short sale "against the box" in order to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for a security owned by the Fund, or when Mitchell Hutchins wants to sell a security that the Fund owns at a current price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any loss in the Fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

  LENDING OF PORTFOLIO SECURITIES. Each Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with the Fund's custodian, marked to market daily, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any loan at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. A Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

INVESTMENT LIMITATIONS OF THE FUNDS

  FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for the Funds without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the applicable Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or the amount of total assets will not be considered a violation of any of the following limitations.

  Each Fund will not:

    (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

  The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

    (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

    (3) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

    (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

    (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

    (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

    (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions may be changed by the vote of a Fund's board without shareholder approval:

  Each Fund may not:

    (1) invest more than 10% of its net assets in illiquid securities, a term that means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

    (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

    (3) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

    (4) invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition;

    (5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation or merger;

    (6) purchase securities while borrowings in excess of 5% of its total assets are outstanding.

                        HEDGING AND RELATED STRATEGIES

  As discussed in the Prospectus, Mitchell Hutchins may use a variety of financial instruments ("Strategic Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts, to attempt to hedge the Funds' portfolios and to enhance income or return. A Fund may enter into transactions involving one or more types of Strategic Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a Fund's use of these instruments will place at risk a much smaller portion of its assets. Balanced Fund may also enter into certain interest rate protection transactions. Balanced Fund may use all of the instruments identified below. Tactical Allocation Fund is limited to stock index options and futures, futures on five-year Treasury notes and options on these permitted futures contracts.

    OPTIONS ON EQUITY AND DEBT SECURITIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

    OPTIONS ON INDEXES--An index assigns relative values to the securities included in the index and fluctuates with changes in the market values of these securities. Index options operate in the same way as more traditional options, except that the exercise of an index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index.

    INDEX FUTURES CONTRACT--An index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

    INTEREST RATE FUTURES CONTRACTS--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

    OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

  GENERAL DESCRIPTION OF HEDGING STRATEGIES. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Strategic Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge a Fund takes a position in a Strategic Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise that put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

  Conversely, a long hedge is a purchase or sale of a Strategic Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge a Fund takes a position in a Strategic Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

  Each Fund may purchase and write (sell) covered straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is less than or equal to the exercise price of the call. The Fund might enter into a long straddle when Mitchell Hutchins believes it likely that interest rates will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is less than or equal to the exercise price of the call. A Fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that interest rates will be as volatile during the term of the option as the option pricing implies.

  Strategic Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Strategic Instruments on stock indices or debt securities, in contrast, may be used to hedge either individual securities or broad equity market sectors. Strategic Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

  The use of Strategic Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Funds' ability to use Hedging Instruments will be limited by tax considerations. See "Taxes."

  In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins expects to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as Mitchell Hutchins develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts or other techniques are developed. Mitchell Hutchins may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Fund's Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

  SPECIAL RISKS OF HEDGING AND RELATED STRATEGIES. The use of Strategic Instruments involves special considerations and risks, as described below. Risks pertaining to particular Strategic Instruments are described in the sections that follow:

  (1) Successful use of most Strategic Instruments depends upon Mitchell Hutchins' ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Strategic Instruments, there can be no assurance that any particular strategy adopted will succeed.

  (2) There might be imperfect correlation, or even no correlation, between price movements of a Strategic Instrument and price movements of the investments being hedged. For example, if the value of a Strategic Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Strategic Instruments are traded. The effectiveness of hedges using Strategic Investments in indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

  (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Strategic Instrument. Moreover, if the price of the Strategic Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

  (4) As described below, each Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Strategic Instruments involving obligations to third parties (i.e., Strategic Instruments other than purchased options). If a Fund were unable to close out its positions in such Strategic Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Strategic Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any position in a Strategic Instrument can be closed out at a time and price that is favorable to a Fund.

  COVER FOR HEDGING AND RELATED STRATEGIES. Transactions using Strategic Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options on futures contracts or (2) cash, receivables and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Strategic Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

  OPTIONS. The Funds may purchase put and call options, and write (sell) covered put and call options, on specific securities. The purchase of options can serve to enhance return by increasing or reducing a Fund's exposure to an asset class without purchasing or selling the underlying securities. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchasers of such options. In addition, writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the market price of the security underlying a covered put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value. The securities or other assets used as cover for OTC options written by the Funds would be considered illiquid to the extent described above under "Investment Policies and Restrictions--Illiquid Securities."

  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, OTC options on debt securities are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option. Options that expire unexercised have no value.

  The Funds may effectively terminate their rights or obligations under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Funds to realize profits or limit losses on an option position prior to its exercise or expiration.

  The Funds may purchase or write both exchange-traded and OTC options. Exchange markets for options on debt securities exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Funds will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

  The Funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

  If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

  The Funds may purchase and write put and call options on common stock indices or indices of debt securities in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in the equity or debt securities market (or market sectors) rather than anticipated increases or decreases in the value of a particular security.

  GUIDELINES FOR OPTIONS. The Funds' use of options is governed by the following guidelines, which can be changed by each Fund's board without shareholder vote:

  1. Each Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options purchased by the Fund, does not exceed 5% of the Fund's total assets.

  2. The aggregate value of securities underlying put options written by each Fund, determined as of the date the put options are written, will not exceed 50% of the Fund's net assets.

  3. The aggregate premiums paid on all options (including options on securities, stock indices and indices of debt securities and options on futures contracts) purchased by each Fund that are held at any time will not exceed 20% of the Fund's net assets.

  FUTURES. The Funds may purchase and sell interest rate futures contracts, stock index futures contracts or debt securities index futures contracts. The Funds also may purchase put and call options, and write covered put and call options, on the futures contracts they are allowed to purchase and sell. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered call options on securities or indices. In addition, Balanced Fund may purchase or sell futures contracts or options thereon to enhance return by increasing or reducing the Fund's exposure to an asset class without purchasing or selling the underlying securities.

  Futures strategies also can be used to manage the average duration of a Fund's portfolio. If Mitchell Hutchins wishes to shorten the average duration of a Fund, the Fund may sell an interest rate futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins wishes to lengthen the average duration of a Fund, the Fund may buy an interest rate futures contract or a call option thereon or sell a put option thereon.

  The Funds may also write put options on interest rate futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when it is more advantageous to the Fund than is purchasing the futures contract.

  No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract, a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

  Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a put or call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

  Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Each Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid, secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

  If a Fund were unable to liquidate a futures or options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

  GUIDELINES FOR FUTURES AND RELATED OPTIONS. The Funds' use of futures and related options is governed by the following guidelines, which can be changed by each Fund's board without shareholder vote:

  1. To the extent a Fund enters into futures contracts and options on futures positions traded on a commodities exchange that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

  2. The aggregate premiums paid on all options (including options on securities, stock indices and indices of debt securities and options on futures contracts) purchased by a Fund that are held at any time will not exceed 20% of the Fund's net assets.

  3. The aggregate margin deposits on all futures contracts and options thereon held at any time by a Fund will not exceed 5% of the Fund's total assets.

  INTEREST RATE PROTECTION TRANSACTIONS. Balanced Fund may enter into interest rate protection transactions, including interest rate swaps and interest rate caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. The Fund intends to use these transactions as a hedge and not as a speculative investment. Interest rate protection transactions are subject to risks comparable to those described above with respect to other hedging strategies.

  Balanced Fund may enter into interest rate swaps, caps, collars and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, Mitchell Hutchins believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and appropriate Fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions-- Segregated Accounts." The Fund also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

  Balanced Fund will enter into interest rate protection transactions only with banks and recognized securities dealers believed by Mitchell Hutchins to present minimal credit risk in accordance with guidelines established by its board. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

    DIRECTORS, TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

  The directors, trustees and executive officers of the Corporation and/or the Trust, their ages, business addresses and principal occupations during the past five years are:

                                POSITION                 BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE   WITH CORPORATION/TRUST         OTHER DIRECTORSHIPS
 ----------------------   ----------------------         --------------------
Margo N. Alexander**; 49   Director/Trustee and  Mrs. Alexander is president, chief
                                President         executive officer and a director of
                                                  Mitchell Hutchins (since January
                                                  1995) and an executive vice presi-
                                                  dent and a director of PaineWebber.
                                                  Mrs. Alexander is president and a
                                                  director or trustee of 29 invest-
                                                  ment companies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment adviser.
Richard Q. Armstrong; 61     Director/Trustee    Mr. Armstrong is chairman and prin-
 78 West Brother Drive                            cipal of RQA Enterprises (manage-
 Greenwich, CT 06830                              ment consulting firm) (since April
                                                  1991 and principal occupation since
                                                  March 1995). Mr. Armstrong is also
                                                  a director of Hi Lo Automotive,
                                                  Inc. He was chairman of the board,
                                                  chief executive officer and co-
                                                  owner of Adirondack Beverages (pro-
                                                  ducer and distributor of soft
                                                  drinks and sparkling/still waters)
                                                  (October 1993- March 1995). Mr.
                                                  Armstrong was a partner of The New
                                                  England Consulting Group (manage-
                                                  ment consulting firm) (December
                                                  1992-September 1993). He was manag-
                                                  ing director of LVMH U.S. Corpora-
                                                  tion (U.S. subsidiary of the French
                                                  luxury goods conglomerate, Luis
                                                  Vuitton Moet Hennessey Corporation)
                                                  (1987-1991) and chairman of its
                                                  wine and spirits subsidiary,
                                                  Schieffelin & Somerset Company
                                                  (1987-1991). Mr. Armstrong is a di-
                                                  rector or trustee of 28 investment
                                                  companies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  in- vestment adviser.

                                      POSITION                 BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      WITH CORPORATION/TRUST         OTHER DIRECTORSHIPS
    ----------------------      ----------------------         --------------------
E. Garrett Bewkes, Jr.**; 70     Director/Trustee and  Mr. Bewkes is a director of Paine
                                   Chairman of the      Webber Group Inc. ("PW Group")
                                       Board of         (holding company of PaineWebber and
                                  Directors/Trustees    Mitchell Hutchins). Prior to Decem-
                                                        ber 1995, he was a consultant to PW
                                                        Group. Prior to 1988, he was chair-
                                                        man of the board, presi- dent and
                                                        chief executive officer of American
                                                        Bakeries Company. Mr. Bewkes is
                                                        also a director of Interstate Bak-
                                                        eries Corporation and NaPro
                                                        BioTherapeutics, Inc. Mr. Bewkes is
                                                        a director or trustee of 29 invest-
                                                        ment companies for which Mitchell
                                                        Hutchins or PaineWebber serves as
                                                        investment adviser.
Richard R. Burt; 49                Director/Trustee    Mr. Burt is chairman of Interna-
 1101 Connecticut Avenue, N.W.                          tional Equity Partners (interna-
 Washington, D.C. 20036                                 tional investments and consulting
                                                        firm) (since March 1994) and a
                                                        partner of McKinsey & Company (man-
                                                        agement consulting firm) (since
                                                        1991). He is also a director of
                                                        American Publishing Company and Ar-
                                                        cher-Daniels-Midland Co. (agricul-
                                                        tural commodities). He was the
                                                        chief negotiator in the Strategic
                                                        Arms Reduction Talks with the for-
                                                        mer Soviet
                                                        Union (1989-1991) and the U.S. Am-
                                                        bassador to the Federal Republic of
                                                        Germany (1985-1989). Mr. Burt is a
                                                        director or trustee of 28 invest-
                                                        ment companies for which Mitchell
                                                        Hutchins or PaineWebber serves as
                                                        investment adviser.
Mary C. Farrell**; 47              Director/Trustee    Ms. Farrell is a managing director,
                                                        senior investment strategist and
                                                        member of the Investment Policy
                                                        Committee of PaineWebber. Ms.
                                                        Farrell joined PaineWebber in 1982.
                                                        She is a member of the Financial
                                                        Women's Association and Women's
                                                        Economic Roundtable, and is em-
                                                        ployed as a regular panelist on
                                                        Wall $treet Week with Louis
                                                        Rukeyser. She also serves on the
                                                        Board of Overseers of New York
                                                        University's Stern School of Busi-
                                                        ness. Ms. Farrell is a director or
                                                        trustee of 28 investment companies
                                                        for which Mitchell Hutchins or
                                                        PaineWebber serves as investment
                                                        adviser.

                                POSITION                 BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE   WITH CORPORATION/TRUST         OTHER DIRECTORSHIPS
 ----------------------   ----------------------         --------------------
 Meyer Feldberg; 54          Director/Trustee    Dean Feldberg is Dean and Professor
  Columbia University                             of Management of the Graduate
  101 Uris Hall                                   School of Business, Columbia Uni-
  New York, New York                              versity. Prior to 1989, he was
  10027                                           president of the Illinois Institute
                                                  of Technology. Dean Feldberg is
                                                  also a director of AMSCO Interna-
                                                  tional Inc. (medical instruments
                                                  and supplies), Federated Department
                                                  Stores, Inc. and New World Communi-
                                                  cations Group Incorporated. Dean
                                                  Feldberg is a director or trustee
                                                  of 28 investment companies for
                                                  which Mitchell Hutchins or Paine-
                                                  Webber serves as investment advis-
                                                  er.
 George W. Gowen; 67         Director/Trustee    Mr. Gowen is a partner in the law
  666 Third Avenue                                firm of Dunnington, Bartholow &
  New York, New York                              Miller. Prior to May 1994, he was a
  10017                                           partner in the law firm of Fryer,
                                                  Ross & Gowen. Mr. Gowen is a direc-
                                                  tor of Columbia Real Estate Invest-
                                                  ments, Inc. Mr. Gowen is a director
                                                  or trustee of 28 investment compa-
                                                  nies for which Mitchell Hutchins or
                                                  PaineWebber serves as investment
                                                  adviser.
 Frederic V. Malek; 60       Director/Trustee    Mr. Malek is chairman of Thayer Cap-
  1455 Pennsylvania Ave-                          ital Partners (investment bank) and
  nue, N.W. Suite 350                             a co-chairman and director of CB
  Washington, D.C. 20004                          Commercial Group Inc. (real es-
                                                  tate). From January 1992 to Novem-
                                                  ber 1992, he was campaign manager
                                                  of Bush-Quayle '92. From 1990 to
                                                  1992, he was vice chairman and,
                                                  from 1989 to 1990, he was president
                                                  of Northwest Airlines Inc., NWA
                                                  Inc. (holding company of Northwest
                                                  Airlines Inc.) and Wings Holdings
                                                  Inc. (holding company of NWA Inc.).
                                                  Prior to 1989, he was employed by
                                                  the Marriott Corporation (hotels,
                                                  restaurants, airline catering and
                                                  contract feeding), where he most
                                                  recently was an executive vice
                                                  president and president of Marriott
                                                  Hotels and Resorts. Mr. Malek is
                                                  also a director of American Manage-
                                                  ment Systems, Inc. (management con-
                                                  sulting and computer-related serv-
                                                  ices), Automatic Data Processing,
                                                  Inc., Avis, Inc. (passenger

                               POSITION                  BUSINESS EXPERIENCE;
NAME AND ADDRESS*; AGE   WITH CORPORATION/TRUST          OTHER DIRECTORSHIPS
----------------------   ----------------------          --------------------
                                                  car rental), FPL Group, Inc. (elec-
                                                  tric services), National Education
                                                  Corporation and Northwest Airlines
                                                  Inc. Mr. Malek is a director or
                                                  trustee of 28 investment companies
                                                  for which Mitchell Hutchins or
                                                  PaineWebber serves as investment
                                                  adviser.
Carl W. Schafer; 60          Director/Trustee    Mr. Schafer is president of the At-
 P.O. Box 1164                                    lantic Foundation (charitable foun-
 Princeton, New Jersey                            dation supporting mainly oceano-
 08542                                            graphic exploration and research).
                                                  He also is a director of Roadway
                                                  Express, Inc. (trucking), The
                                                  Guardian Group of Mutual Funds, Ev-
                                                  ans Systems, Inc. (a motor fuels,
                                                  convenience store and diversified
                                                  company), Hidden Lake Gold Mines
                                                  Ltd. (gold mining), Electronic
                                                  Clearing House, Inc. (financial
                                                  transactions processing), Wainoco
                                                  Oil Corporation and Nutraceutix
                                                  Inc. (biotechnology). Prior to Jan-
                                                  uary 1993, Mr. Schafer was chairman
                                                  of the Investment Advisory Commit-
                                                  tee of the Howard Hughes Medical
                                                  Institute. Mr. Schafer is a direc-
                                                  tor or
                                                  trustee of 28 investment companies
                                                  for which Mitchell Hutchins or
                                                  PaineWebber serves as investment
                                                  adviser.
John R. Torell III; 57       Director/Trustee    Mr. Torell is chairman of Torell
 767 Fifth Avenue                                 Management, Inc. (financial advi-
 Suite 4605                                       sory firm), chairman of Telesphere
 New York, NY 10153                               Corporation (electronic provider of
                                                  financial information), and a part-
                                                  ner of Zilkha & Company (merchant
                                                  banking and private investment com-
                                                  pany). He is the former chairman
                                                  and chief executive officer of For-
                                                  tune Bancorp (1990-1991 and 1990-
                                                  1994, respectively), the former
                                                  chairman, president and chief exec-
                                                  utive officer of CalFed, Inc. (sav-
                                                  ings association) (1988 to 1989)
                                                  and former president of Manufactur-
                                                  ers Hanover Corp. (bank)

                              POSITION                 BUSINESS EXPERIENCE;
NAME AND ADDRESS*; AGE  WITH CORPORATION/TRUST         OTHER DIRECTORSHIPS
----------------------  ----------------------         --------------------
                                                (prior to 1988). Mr. Torell is a
                                                director of American Home Products
                                                Corp., New Colt Inc. (armament man-
                                                ufacturer) and Volt Information
                                                Sciences Inc. Mr. Torell is a di-
                                                rector or trustee of 28 investment
                                                companies for which Mitchell
                                                Hutchins or PaineWebber serves as
                                                investment adviser.
T. Kirkham Barneby; 50      Vice President     Mr. Barneby is a managing director
                                                and chief investment officer--quan-
                                                titative investments of Mitchell
                                                Hutchins. Prior to September 1994,
                                                he was a senior vice president at
                                                Vantage Global Management. Prior to
                                                June 1993, he was a senior vice
                                                president at Mitchell Hutchins. Mr.
                                                Barneby is a vice president of five
                                                investment companies for which
                                                Mitchell Hutchins or PaineWebber
                                                serves as investment adviser.
Teresa M. Boyle; 38         Vice President     Ms. Boyle is a first vice president
                                                of Mitchell Hutchins. Prior to No-
                                                vember 1993, she was compliance
                                                manager of Hyperion
                                                Capital Management, Inc., an
                                                investment advisory firm. Prior to
                                                April 1993, Ms. Boyle was a vice
                                                president and manager--legal admin-
                                                istration of Mitchell Hutchins. Ms.
                                                Boyle is a vice president of 29 in-
                                                vestment companies for which Mitch-
                                                ell Hutchins or PaineWebber serves
                                                as investment adviser.
C. William Maher; 35      Vice President and   Mr. Maher is a first vice president
                         Assistant Treasurer    and a senior manager of the mutual
                                                fund finance division of Mitchell
                                                Hutchins. Mr. Maher is a vice pres-
                                                ident and assistant treasurer of 29
                                                investment companies for which
                                                Mitchell Hutchins or PaineWebber
                                                serves as investment adviser.
Dennis McCauley; 50         Vice President     Mr. McCauley is a managing director
                           (Master Series,      and chief investment officer--fixed
                                Inc.)           income of Mitchell Hutchins. Prior
                                                to December 1994, he was director
                                                of fixed income investments of IBM
                                                Corporation.

                                POSITION                 BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE   WITH CORPORATION/TRUST         OTHER DIRECTORSHIPS
 ----------------------   ----------------------         --------------------
                                                  Mr. McCauley is a vice president of
                                                  18 investment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment adviser.
 Ann E. Moran; 39             Vice President     Ms. Moran is a vice president of
                              and Assistant       Mitchell Hutchins. Ms. Moran is a
                                Treasurer         vice president and assistant trea-
                                                  surer of 29 investment companies
                                                  for which Mitchell Hutchins or
                                                  PaineWebber serves as investment
                                                  adviser.
 Dianne E. O'Donnell; 44    Vice President and   Ms. O'Donnell is a senior vice pres-
                                Secretary         ident and deputy general counsel of
                                                  Mitchell Hutchins. Ms. O'Donnell is
                                                  a vice presi- dent and secretary of
                                                  28 investment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment adviser.
 Emil Polito; 36              Vice President     Mr. Polito is a senior vice presi-
                                                  dent and director of operations and
                                                  control for Mitchell Hutchins. From
                                                  March 1991 to September 1993 he was
                                                  director of the Mutual Funds Sales
                                                  Support and Service Center for
                                                  Mitchell Hutchins and PaineWebber.
                                                  Mr. Polito is also vice president
                                                  of 29 investment companies for
                                                  which Mitchell Hutchins or
                                                  PaineWebber serves as investment
                                                  adviser.
 Susan P. Ryan; 36            Vice President     Ms. Ryan is a senior vice president
                             (Master Series,      and portfolio manager of Mitchell
                                  Inc.)           Hutchins. Ms. Ryan has been with
                                                  Mitchell Hutchins since 1982. Ms.
                                                  Ryan is a vice president of five
                                                  investment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment adviser.
 Victoria E. Schonfeld;       Vice President     Ms. Schonfeld is a managing director
  46                                              and general counsel of Mitchell
                                                  Hutchins. Prior to May 1994, she
                                                  was a partner in the law firm of
                                                  Arnold & Porter.  Ms. Schonfeld is
                                                  a vice president of 29 investment
                                                  companies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment adviser.

                              POSITION                 BUSINESS EXPERIENCE;
NAME AND ADDRESS*; AGE  WITH CORPORATION/TRUST         OTHER DIRECTORSHIPS
----------------------  ----------------------         --------------------
Paul H. Schubert; 33        Vice President     Mr. Schubert is a first vice presi-
                            and Assistant       dent and a senior manager of the
                              Treasurer         mutual fund finance division of
                                                Mitchell Hutchins. From August 1992
                                                to August 1994, he was a vice pres-
                                                ident of BlackRock Financial Man-
                                                agement L.P. Prior to August 1992,
                                                he was an audit manager with Ernst
                                                & Young LLP. Mr. Schubert is a vice
                                                president and assistant treasurer
                                                of 29 investment companies for
                                                which Mitchell Hutchins or
                                                PaineWebber serves as investment
                                                adviser.
Nirmal Singh; 40            Vice President     Mr. Singh is a first vice president
                           (Master Series,      and a portfolio manager of Mitchell
                                Inc.)           Hutchins. Prior to September 1993,
                                                he was a member of the portfolio
                                                management team at Merrill Lynch
                                                Asset Management, Inc. Mr. Singh is
                                                a vice president of five investment
                                                companies for which Mitchell
                                                Hutchins or PaineWebber serves as
                                                investment adviser.
Julian F. Sluyters; 36    Vice President and   Mr. Sluyters is a senior vice presi-
                              Treasurer         dent and the director of the mutual
                                                fund finance division of Mitchell
                                                Hutchins. Prior to 1991, he was an
                                                audit senior manager with Ernst &
                                                Young LLP. Mr. Sluyters is a vice
                                                president and treasurer of 29 other
                                                investment companies for which
                                                Mitchell Hutchins or PaineWebber
                                                serves as investment adviser.
Mark A. Tincher; 41         Vice President     Mr. Tincher is a managing director
                                                and chief investment officer--U.S.
                                                equity investments of Mitchell
                                                Hutchins. Prior to March 1995, he
                                                was a vice president and directed
                                                the U.S. funds management and eq-
                                                uity research areas of Chase Man-
                                                hattan Private Bank. Mr. Tincher is
                                                a vice president of 13 investment
                                                companies for which Mitchell
                                                Hutchins or PaineWebber serves as
                                                investment adviser.
Craig M. Varrelman; 38      Vice President     Mr. Varrelman is a first vice presi-
                           (Master Series,      dent and a portfolio manager of
                                Inc.)           Mitchell Hutchins.

 NAME AND ADDRESS*;         POSITION                 BUSINESS EXPERIENCE;
         AGE          WITH CORPORATION/TRUST         OTHER DIRECTORSHIPS
 ------------------   ----------------------         --------------------
                                              Mr. Varrelman is a vice president
                                              of five investment companies for
                                              which Mitchell Hutchins or
                                              PaineWebber serves as investment
                                              adviser.
 Keith A. Weller; 35    Vice President and   Mr. Weller is a first vice president
                       Assistant Secretary    and associate general counsel of
                                              Mitchell Hutchins. Prior to May
                                              1995, he was an attorney in private
                                              practice. Mr. Weller is a vice
                                              president and assistant secretary
                                              of 28 investment companies for
                                              which Mitchell Hutchins or
                                              PaineWebber serves as investment
                                              adviser.

--------
 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.
** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of the
   Corporation and the Trust as defined in the 1940 Act by virtue of their positions with PW Group, PaineWebber and/or Mitchell Hutchins.
  The Corporation and the Trust each pays directors/trustees who are not "interested persons" of the Corporation/Trust $1,500 annually for each series and $150 for each board meeting and separate meeting of a board committee (other than committee meetings held on the same day as a board meeting). The Corporation and Trust each presently has two series and thus pays each such board member $3,000 annually. In addition, the Corporation and Trust pays any additional annual amounts due for board or committee meetings. Messrs Feldberg and Torell serve as chairmen of the audit and contract review committees of individual funds within the PaineWebber fund complex and receive additional annual compensation aggregating $15,000 each from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers of the Corporation/Trust own in the aggregate less than 1% of the shares of either Fund. Because PaineWebber and Mitchell Hutchins perform substantially all of the services necessary for the operation of the Corporation, the Trust and the Funds, the Corporation and the Trust require no employees. No officer, director or employee of PaineWebber or Mitchell Hutchins presently receives any compensation from the Corporation or the Trust for acting as director, trustee or officer.

  The table below includes certain information relating to the compensation of the Corporation's and the Trust's current board members who held office with the Corporation or Trust or with other PaineWebber funds during the fiscal year indicated.

                              COMPENSATION TABLE

                                                                     TOTAL
                                                                  COMPENSATION
                                                                    FROM THE
                                      AGGREGATE                   CORPORATION,
                                     COMPENSATION    AGGREGATE     THE TRUST
                                       FROM THE    COMPENSATION     AND THE
NAME OF PERSON, POSITION             CORPORATION* FROM THE TRUST*   COMPLEX+
------------------------             ------------ --------------- ------------
Richard Q. Armstrong,                      --            616        $  9,000
 Director/Trustee...................
Richard R. Burt, Director/Trustee...       --            616           7,750
Meyer Feldberg, Director/Trustee....   $ 2,339           616         106,375
George W. Gowen, Director/Trustee...     2,339           616          99,750
Frederic V. Malek,                       2,339           616          99,750
 Director/Trustee...................
Carl W. Schafer, Director/Trustee...       --          3,361         118,175
John R. Torell III,                        --            616          28,125
 Director/Trustee...................

--------
Only independent members of the board are compensated by the Corporation or the Trust and identified above; board members who are "interested persons," as defined by the 1940 Act, do not receive compensation.

 * Represents fees paid to each board member during the period March 1, 1996 through August 31, 1996 for the Corporation and for the fiscal year ended August 31, 1996 for the Trust.
 + Represents total compensation paid to each board member during the calendar year ended December 31, 1995; no fund within the fund complex has a pension or retirement plan.

++ Aggregate compensation for the Corporation and the Trust are divided among other portfolios.

  PRINCIPAL HOLDERS OF SECURITIES. The Funds' records as of November 29, 1996 did not indicate that any Shareholder owned more than 5% of any class of a Fund's shares.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

  INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of each Fund pursuant to a contract with the Corporation dated August 4, 1988 and a contract with the Trust dated April 13, 1995, (each an "Advisory Contract"). Under the Advisory Contracts, and, for Tactical Allocation Fund, substantially similar prior contracts, each Fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, according to the schedule set forth below:

  BALANCED FUND

                                                                         ANNUAL
   AVERAGE DAILY NET ASSETS                                               RATE
   ------------------------                                              ------
   Up to $500 million................................................... 0.750%
   In excess of $500 million up to $1.0 billion......................... 0.725
   In excess of $1.0 billion up to $1.5 billion......................... 0.700
   In excess of $1.5 billion up to $2.0 billion......................... 0.675
   Over $2.0 billion.................................................... 0.650

  TACTICAL ALLOCATION FUND

                                                                       ANNUAL
   AVERAGE DAILY NET ASSETS                                             RATE
   ------------------------                                            ------
   Up to $250 million................................................. 0.500%
   Over $250 million.................................................. 0.450

  During the period March 1, 1996 through August 31, 1996 and the fiscal years ended February 29, 1996, February 28, 1995 and February 28, 1994, the Corporation paid (or accrued) to Mitchell Hutchins investment advisory and administrative fees of $739,209, $1,584,083, $1,934,650 and $2,326,697 respectively, with respect to Balanced Fund.

  For the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, the Trust paid (or accrued) to Mitchell Hutchins and a prior investment adviser and administrator management fees of $402,466, $279,950, and $487,304, respectively, with respect to Tactical Allocation Fund.

  Under a service agreement with the Corporation that is reviewed by the Corporation's board of directors annually, PaineWebber provides certain services to Balanced Fund not otherwise provided by the Fund's transfer agent. Pursuant to the service agreement, during the period March 1, 1996 through August 31, 1996, and the fiscal years ended February 29, 1996, February 28, 1995 and February 28, 1994. PaineWebber earned fees in the amounts of $32,992, $77,050, $100,272 and $116,755 respectively, with respect to the Fund.

  Under the terms of the Advisory Contracts, each Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Corporation or the Trust not readily identifiable as belonging to the Funds or to the Corporation's or Trust's other series are allocated among series by or under the direction of the board in such manner as the board deems to be fair and equitable. Expenses borne by each Fund include the following (or the Fund's share of the following): (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares and the Corporation/Trust under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members who are not interested persons of the Corporation/Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Corporation/Trust or the Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Corporation/Trust or the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to board members and officers; and (18) costs of mailing, stationery and communications equipment.

  As required by state regulation, Mitchell Hutchins will reimburse each Fund if and to the extent that the aggregate operating expenses of that Fund exceed applicable limits in any fiscal year. Currently the most restrictive such limit applicable to each Fund is 2.5% of the first $30 million of a Fund's average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. Certain expenses, such as brokerage commissions, distribution fees, taxes, interest and extraordinary items, are excluded from this limitation. For the fiscal years ended February 29, 1996, February 28, 1995 and February 28, 1994 (for Balanced Fund) and for the fiscal years ended August 31, 1995, August 31, 1994 and August 31, 1993 (for Tactical Allocation Fund), no reimbursements were required pursuant to such limitations for either Fund.

  Under the Advisory Contracts, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by either Fund in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically with respect to a Fund upon assignment and is terminable at any time without penalty by the Corporation's or Trust's board or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Corporation or the Trust.

  The following table shows the approximate net assets as of November 30, 1996, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                      NET ASSETS
      INVESTMENT CATEGORY                                              ($ MIL)
      -------------------                                             ----------
      Domestic (excluding Money Market).............................. $ 5,765.5
      Global.........................................................   2,902.5
      Equity/Balanced................................................   3,413.6
      Fixed Income (excluding Money Market)..........................   5,254.4
        Taxable Fixed Income.........................................   3,610.5
        Tax-Free Fixed Income........................................   1,643.9
      Money Market Funds............................................. $23,299.9

  Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

  DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class Y shares of each Fund under separate distribution contracts with the Corporation and the Trust (collectively, "Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of each Fund. Class Y shares of the Funds are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to the Class Y shares of the Funds (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell each Fund's shares.
                            PORTFOLIO TRANSACTIONS

  Subject to policies established by each board, Mitchell Hutchins is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. Generally, bonds are traded on the OTC market on a "net" basis without a stated commission through dealers acting for their own account and not as brokers. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. Balanced Fund, for the period March 1, 1996 through August 31, 1996, and for the fiscal years ended February 29, 1996, February 28, 1995, and February 28, 1994, paid $134,453, $335,166, $495,853, and $540,773, respectively, in aggregate brokerage commissions. Tactical Allocation Fund, for the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, paid $41,271, $82,091 and $56,965, respectively, in aggregate brokerage commissions.

  Neither Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. The board of each Fund has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Mitchell Hutchins and its affiliates are reasonable and fair. Specific provisions in each Advisory Contract authorize Mitchell Hutchins and any of its affiliates that are members of a national securities exchange to effect portfolio transactions for each Fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended February 29, 1996, February 28, 1995 and February 28, 1994, Balanced Fund paid $1,350, $7,266 and $4,900, respectively, in brokerage commissions to PaineWebber. For the period March 1, 1996 through August 31, 1996, Balanced Fund paid $2,220 in brokerage commissions to PaineWebber, which represented 0.02% of the total brokerage commissions paid by that Fund and 0.02% of the aggregate dollar amount of transactions involving the payment of commissions. For the fiscal year ended August 31, 1996, August 31, 1995, Tactical Allocation Fund paid no brokerage commissions to PaineWebber. In prior fiscal years, neither Mitchell Hutchins nor PaineWebber was an affiliate of Tactical Allocation Fund.

  Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Funds' procedures in selecting FCMs to execute the Funds' transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

  Consistent with the interest of each Fund and subject to the review of its board, Mitchell Hutchins may cause the Fund to purchase and sell portfolio securities through brokers who provide the Fund with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. For Balanced Fund's six months ended August 31, 1996 and fiscal year ended February 28, 1996, Mitchell Hutchins directed $29,295,885 and $74,360,258 in portfolio transactions to brokers chosen because they provided research services, for which Balanced Fund paid $38,779 and $144,391 in commissions.

  For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with those transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins receiving multiple quotes from dealers before executing the transactions on an agency basis.

  Research services furnished by the brokers or dealers through which or with which a Fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that Mitchell Hutchins advises may be used by Mitchell Hutchins in advising the Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contracts.

  Investment decisions for each Fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between a Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  The Funds will not purchase securities in underwritings in which Mitchell Hutchins or any of its affiliates is a member of the underwriting or selling group, except pursuant to procedures adopted by each Fund's board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the commission or spread paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that Mitchell Hutchins or any affiliate thereof not participate in or benefit from the sale to the Fund.

  PORTFOLIO TURNOVER. The portfolio turnover rate for each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. For the period March 1, 1996 through August 31, 1996 and the fiscal years ended February 29, 1996 and February 28, 1995, the portfolio turnover rates for Balanced Fund were 103%, 188% and 107%, respectively. For the fiscal years ended August 31, 1996 and August 31, 1995, the portfolio turnover rates for Tactical Allocation Fund were 6% and 53%, respectively. The higher turnover for the fiscal year ended August 31, 1995 was due to reallocations of Tactical Allocation Fund's portfolio in accordance with its systematic asset allocation strategy.

                              VALUATION OF SHARES

  Each Fund determines the net asset value per share separately for each class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the OTC market and listed on Nasdaq are valued at the last available sale price on Nasdaq at 4:00 p.m., Eastern time; other OTC securities are valued at the last bid price available prior to valuation.

  Where market quotations are readily available, debt securities are valued based upon those quotations, provided such quotations adequately reflect, in Mitchell Hutchins' judgment, the fair value of the security. Where such market quotations are not readily available, such securities are valued based upon appraisals received from a pricing service using a computerized matrix system, or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities or assets will be valued at fair value as determined in good faith by or under the direction of the Corporation's/Trust's board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the Corporation's/Trust's board determines that this does not represent fair value.

                            PERFORMANCE INFORMATION

  Each Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  TOTAL RETURN. Average annual total return quotes ("Standardized Return") used in each Fund's Performance Advertisements are calculated according to the following formula:

 P(1 + T)n    = ERV
                a hypothetical initial payment of $1,000 to purchase shares of a
where:    P   = specified class
          T   = average annual total return of shares of that class
          n   = number of years
        ERV   = ending redeemable value of a hypothetical $1,000 payment made at the beginning of that period.

  Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends and other distributions are assumed to have been reinvested at net asset value.

  Each Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Each Fund calculates Non-Standardized Return for specified periods of time by assuming the investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

  The following table shows performance information for the Class Y shares of Tactical Allocation Fund for the periods indicated. All returns for periods of more than one year are expressed as an average return. As of August 31, 1996, no Class Y shares of Balanced Fund were outstanding.

TACTICAL ALLOCATION FUND
                                                                         CLASS Y
                                                                         -------
Fiscal year ended August 31, 1996:
  Standardized Return*..................................................  17.70%
Inception** to August 31, 1996:
  Standardized Return*..................................................  13.88

--------
 * Class Y shares do not impose an initial or contingent deferred sales charge; therefore, the performance information also represent a quotation of Non-Standardized Return for the periods shown.

** The inception date for Class Y shares of Tactical Allocation Fund was May
   10, 1993.

  OTHER INFORMATION. In Performance Advertisements, each Fund may compare its Standardized Return and/or its Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper") for flexible portfolio funds; CDA Investment Technologies, Inc. ("CDA"); Wiesenberger Investment

Companies Service ("Wiesenberger"); Investment Company Data Inc. ("ICD"); or Morningstar Mutual Funds ("Morningstar"); or with the performance of recognized stock and other indexes, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley International Capital World Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers Non-U.S. World Government Bond Index, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. Each Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

  Each Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

  Each Fund may also compare its performance with the performance of bank certificates of deposits (CDs) as measured by the CDA Investment Technologies, Inc. Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote (R) Money Markets. In comparing a Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Fund shares are not insured or guaranteed by the U.S. government and returns thereon and net asset value will fluctuate. The debt securities held by each Fund generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term securities. An investment in either Fund involves greater risks than an investment in either a money market fund or a CD.

                                     TAXES

  In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options and futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, options or futures held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

  Dividends and other distributions declared by each Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  A portion of the dividends from each Fund's investment company taxable income (whether paid in cash or in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  Balanced Fund may invest in the stock of "passive foreign investment companies" ("PFICs") if such stock is denominated in U.S. dollars and otherwise is a permissible investment. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of such stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)--which likely would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain are not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  Pursuant to proposed regulations, open-end RICs, such as Balanced Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the owner's adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

  The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses each Fund realizes in connection therewith. Gains from options and futures will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures will be subject to the Short-Short Limitation if they are held for less than three months.

  If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options and futures beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

  Balanced Fund may acquire zero coupon securities or other securities issued with original issue discount. As a holder of such securities, the Fund must include in its gross income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued original issue discount, in order to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Fund's ability to sell other securities held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

                               OTHER INFORMATION

  Prior to August 1995, Balanced Fund was named "PaineWebber Asset Allocation Fund." Prior to November 1, 1995, Tactical Allocation Fund was named "Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund" and prior to February 13, 1995, it was named "Kidder, Peabody Asset Allocation Fund." Prior to November 10, 1995, Balanced Fund's Class C shares were called "Class D" shares. Prior to November 10, 1995, Tactical Allocation Fund's Class C shares were called "Class B" shares and its Class Y shares were called "Class C" shares.

  CLASS-SPECIFIC EXPENSES. Each Fund might determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Fund's shares to which those expenses are attributable.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C., 20036-1800, serves as counsel to the Corporation and the Trust. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

  INDEPENDENT AUDITORS. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as Balanced Fund's independent accountants. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as Tactical Allocation Fund's independent auditors.

                             FINANCIAL STATEMENTS

  Each Fund's Annual Report to Shareholders for the most recent fiscal year is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants or independent auditors appearing therein are incorporated herein by this reference.

                                   APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

  Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

  AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the high-est rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated BBB is regarded as hav-ing an adequate capacity to pay interest and repay principal. Whereas it nor-mally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories; BB, B. Debt rated BB or B is regarded as having predomi-nantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and B a somewhat higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncer-tainties or major exposures to adverse conditions.

  Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: "NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS

  PRIME-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity; PRIME-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

  A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation; A-
2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EITHER FUND OR ITS DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY EITHER FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Restrictions.......................................   1
Hedging and Related Strategies.............................................  12
Directors, Trustees and Officers; Principal Holders of Securities..........  20
Investment Advisory and Distribution Arrangements..........................  29
Portfolio Transactions.....................................................  31
Valuation of Shares........................................................  33
Performance Information....................................................  34
Taxes......................................................................  35
Other Information..........................................................  38
Financial Statements.......................................................  38
Appendix................................................................... A-1

(C)1997 PaineWebber Incorporated

PAINEWEBBER  BALANCED FUND

PAINEWEBBER
 TACTICAL ALLOCATION FUND

CLASS Y SHARES

--------------------------------------------------------------------------------

                        Statement of Additional Information January 1, 1997

--------------------------------------------------------------------------------


                                                                     PAINEWEBBER

                           PART C. OTHER INFORMATION
                           -------------------------

  Item 24.  Financial Statements and Exhibits
            ---------------------------------

  (a) Financial Statements (filed herewith)

     PaineWebber Tactical Allocation Fund
     ------------------------------------

       Included in Part A of the Registration Statement:

            Financial Highlights for one Class A share of the Fund for each of the three years in the period ended August 31, 1996 and for the period May 10, 1993 (commencement of offering) to August 31, 1993

            Financial Highlights for one Class B share of the Fund for the period January 30, 1996 (commencement of offering) to August 31, 1996

            Financial Highlights for one Class C share of the Fund for each of the four years in the period ended August 31, 1996 and for the period July 22, 1992 (commencement of offering) through August 31, 1992

            Financial Highlights for one Class Y share of the Fund for each of the three years in the period ended August 31, 1996 and for the period May 10, 1993 (commencement of offering) through August 31, 1993

       Included in Part B of the Registration Statement through incorporation by reference from the Annual Report to Shareholders, previously filed with the Securities and Exchange Commission through EDGAR on November 5, 1996, Accession No. 0000912057-96-024640:

            Portfolio of Investments at August 31, 1996

            Statement of Assets and Liabilities at August 31, 1996

            Statement of Operations for the year ended August 31, 1996

            Statement of Changes in Net Assets for each of the two years in the period ended August 31, 1996

            Notes to Financial Statements

            Financial Highlights for one Class A share of the Fund for each of the three years in the period ended August 31, 1996 and for the period May 10, 1993 (commencement of offering) to August 31, 1993

            Financial Highlights for one Class B share of the Fund for the period January 30, 1996 (commencement of offering) to August 31, 1996

            Financial Highlights for one Class C share of the Fund for each of the four years in the period ended August 31, 1996 and for the period July 22, 1992 (commencement of offering) through August 31, 1992

            Financial Highlights for one Class Y share of the Fund for each of the three years in the period ended August 31, 1996 and for the period May 10, 1993 (commencement of offering) through August 31, 1993

            Report of Ernst & Young LLP, Independent Auditors, dated October 17, 1996


  (b)  Exhibits:


Exhibit No. Description of Exhibit
----------- ----------------------

  1    (a)  Declaration of Trust 1/

       (b)  Amendment to Declaration of Trust effective September 3, 1991 1/
                                                                          -
       (c)  Amendment to Declaration of Trust effective February 16, 1995 1/
                                                                          -
       (d)  Amendment to Declaration of Trust effective April 26, 1995 1/
                                                                       -
       (e)  Amendment to Declaration of Trust effective November 20, 1995 1/
                                                                          -
       (f)  Amendment to Declaration of Trust effective February 28, 1996 3/
                                                                          -
       (g)  Amendment to Declaration of Trust effective April 18, 1996 3/
                                                                       -
  2    By-Laws of the Trust*
  3    Voting Trust Agreement - None
  4    Instruments defining the rights of the holders of Registrant's shares of beneficial interest 2/
  5    (a)  Investment Advisory and Administration Contract 1/
                                                            -
       (b)  Sub-Investment Advisory Agreement 1/
                                              -
  6    (a)  Distribution Contract for Class A Shares 3/
                                                     -
       (b)  Distribution Contract for Class B Shares 3/
                                                     -
       (c)  Distribution Contract for Class C Shares 3/
                                                     -
       (d)  Distribution Contract for Class Y Shares 3/
                                                     -
       (e)  Exclusive Dealer Agreement with respect to Class A Shares 3/
                                                                      -
       (f)  Exclusive Dealer Agreement with respect to Class B Shares 3/
                                                                      -
       (g)  Exclusive Dealer Agreement with respect to Class C Shares 3/
                                                                      -
       (h)  Exclusive Dealer Agreement with respect to Class Y Shares 3/
                                                                      -
  7    Bonus, profit sharing or pension plans - none
  8    Custody Contract*
  9    Transfer Agency Services and Shareholder Services Agreement 1/
                                                                   -
  10   Opinions and consents of counsel as to the legality of shares offered were filed prior to effective date of Registrant's initial registration statement.
  11   Consent of Ernst & Young LLP (filed herewith)
  12   Financial statements omitted from prospectus - none

  13   Form of Purchase Agreement*
  14   Model Retirement Plan - none
  15   (a)  Shareholder Servicing and Distribution Plan*
       (b)  Amendment to Amended and Restated Shareholder Servicing and
            Distribution Plan effective December 16, 1994 1/
                                                          -
       (c)  Shareholder Servicing Agreement 1/
                                            -
       (c)  Distribution Related Services Agreement 1/
                                                    -

  16   Schedule for computation of performance quotations (filed herewith)
  17 and
  27   Financial Data Schedule (filed herewith)
  18   Plan pursuant to Rule 18f-3 4/
                                   -

  ______________________________

  * Previously filed.

  1/   Incorporated by reference from Post-Effective Amendment No. 14 to the
  -
       registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on December 29, 1995.

  2/   Incorporated by reference from Articles IV, V, VI, VII, and X of
  -
       Registrant's Declaration of Trust, as amended, and from Articles II and XI of Registrant's By-Laws, as amended.

  3/   Incorporated by reference from Post-Effective Amendment No. 15 to the
  -
       registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on July 1, 1996.

  4/   Incorporated by reference from Post-Effective Amendment No. 17 to the
  -
       registration statement of PaineWebber Investment Trust, SEC File. No. 33-39659, filed on August 29, 1996.

  Item 25.  Persons Controlled by or under Common Control with Registrant
            -------------------------------------------------------------

       None.


  Item 26.  Number of Holders of Securities
            -------------------------------

                                                Number of Record
                                               Shareholders as of
                                               November 29, 1996

Title of Class
--------------

Shares of Beneficial Interest,
par value $0.001 per share
------------------------------

PaineWebber Global Equity Fund

            Class A Shares                          27,246

            Class B Shares                          13,625

            Class C Shares                           6,235

            Class Y Shares                             559

PaineWebber Tactical Allocation Fund

            Class A shares                           2,079

            Class B shares                           2,991

            Class C shares                           3,912

            Class Y shares                             281

  Item 27.  Indemnification
            ---------------

       Section 4.2 of Article IV of the Registrant's Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

       Section 4.3(a) of Article IV of the Registrant's Declaration of Trust provides that the appropriate series of the Registrant will indemnify its Trustees and officers to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by such Trustees and officers in connection with any claim, action, suit or proceeding in which such Trustee or officer becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof. Additionally, Section 4.3(b) of Article IV provides that no such person shall be indemnified (i) where such person is liable to the Trust, a series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (ii) where such person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust, or a series thereof, or (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in (ii) above resulting in a payment by a Trustee or officer, unless there has been a determination by the court of other body approving the settlement or other disposition or based upon a review of readily available facts by vote of a majority of the non-interested Trustees or written opinion of independent legal counsel, that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Section 4.3(b) of Article IV further provides that the rights of indemnification may be insured against by policies maintained by the Trust. Section 4.4 of Article IV provides that no Trustee shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

       Section 4.6 of Article IV provides that each Trustee, officer or employee of the Trust or a series thereof shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or a series thereof, upon an opinion of counsel, or upon reports made to the Trust or a series thereof by any of its officers or employees or by the Investment Adviser, the Administrator, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

       Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 13 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

       Section 9 of the Sub-Investment Advisory Agreement between Mitchell Hutchins and GE Investment Management Incorporated ("GE Investment Management") provides that GE Investment Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of GE Investment Management in the performance of its duties or from its reckless disregard of its obligations and duties under the Agreement. Section 9 of the Agreement also provides that the Trustees shall not be liable for any obligations of the Trust under the Agreement and that Mitchell Hutchins and GE Investment Management shall look only to the assets and property of the Trust in settlement of such right or claim and not to the assets and property of the Trustees.

       Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract.

       Section 10 of each Distribution Contract contains provisions similar to
  Section 13 of the Investment Advisory and Administration Contract.

       Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


  Item 28.  Business and Other Connections of Investment Adviser
            ----------------------------------------------------

       (a)  Mitchell Hutchins Asset Management Inc.  Mitchell
            ---------------------------------------
            Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

       (b)  GE Investment Management Incorporated.  GE Investment
            --------------------------------------
            Management Incorporated ("GEIM") (the investment sub-adviser for PaineWebber Global Equity Fund) is a registered investment adviser and is wholly owned by General Electric Company. GEIM is primarily engaged in the investment advisory business. Information as to the officers and directors of GEIM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-31947) and is incorporated herein by reference.

  Item 29.  Principal Underwriters
            ----------------------

       (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

       ALL-AMERICAN TERM TRUST INC.
       GLOBAL HIGH INCOME DOLLAR FUND INC.
       GLOBAL SMALL CAP FUND INC.
       INSURED MUNICIPAL INCOME FUND INC.
       INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
       MANAGED HIGH YIELD FUND INC.
       PAINEWEBBER AMERICA FUND
       PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
       PAINEWEBBER INVESTMENT SERIES
       PAINEWEBBER INVESTMENT TRUST
       PAINEWEBBER INVESTMENT TRUST II
       PAINEWEBBER MANAGED ASSETS TRUST
       PAINEWEBBER MANAGED INVESTMENTS TRUST
       PAINEWEBBER MASTER SERIES, INC.
       PAINEWEBBER MUNICIPAL SERIES
       PAINEWEBBER MUTUAL FUND TRUST
       PAINEWEBBER OLYMPUS FUND
       PAINEWEBBER SECURITIES TRUST
       PAINEWEBBER SERIES TRUST
       STRATEGIC GLOBAL INCOME FUND, INC.
       TRIPLE A AND GOVERNMENT SERIES - 1997, INC.
       2002 TARGET TERM TRUST INC.

       (b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the
  Registrant:

                                POSITIONS AND       POSITIONS AND OFFICES WITH
    NAME AND PRINCIPAL             OFFICES           UNDERWRITER OR EXCLUSIVE
     BUSINESS ADDRESS          WITH REGISTRANT                DEALER
    ------------------         ---------------      --------------------------

Margo N. Alexander           Trustee and           President, Chief Executive
1285 Avenue of the Americas  President             Officer and Director of
New York, NY  10019                                Mitchell Hutchins; Executive
                                                   Vice President and Director
                                                   of PaineWebber


Mary C. Farrell              Trustee               Managing Director, Senior
1285 Avenue of the Americas                        Investment Strategist and
New York, NY  10019T.                              Member of the Investment
                                                   Policy Committee of
                                                   PaineWebber


Kirkham Barneby              Vice President        Managing Director and Chief
1285 Avenue of the Americas                        Investment
New York, NY  10019                                Officer-Quantitative
                                                   Investments of Mitchell
                                                   Hutchins


Teresa M. Boyle              Vice President        First Vice President and
1285 Avenue of the Americas                        Manager--Advisory
New York, NY  10019                                Administration of Mitchell
                                                   Hutchins


C. William Maher             Vice President and    First Vice President and a
1285 Avenue of the Americas  Assistant Treasurer   Senior Manager of the Mutual
New York, NY  10019                                Fund Finance Division of
                                                   Mitchell Hutchins


Ann E. Moran                 Vice President and    Vice President of Mitchell
1285 Avenue of the Americas  Assistant Treasurer   Hutchins
New York, NY  10019

Dianne E. O'Donnell          Vice President and    Senior Vice President and
1285 Avenue of the Americas  Secretary             Deputy General Counsel of
New York, NY  10019                                Mitchell Hutchins


Emil Polito                  Vice President        Senior Vice President and
1285 Avenue of the Americas                        Director of Operations and
New York, NY 10019                                 Control of Mitchell Hutchins


Victoria E. Schonfeld        Vice President        Managing Director and
1285 Avenue of the Americas                        General Counsel of Mitchell
New York, NY  10019                                Hutchins


Paul H. Schubert             Vice President and    First Vice President and a
1285 Avenue of the Americas  Assistant             Senior Manager of the

                               POSITIONS AND       POSITIONS AND OFFICES WITH
    NAME AND PRINCIPAL             OFFICES           UNDERWRITER OR EXCLUSIVE
     BUSINESS ADDRESS          WITH REGISTRANT                DEALER
    ------------------         ---------------      --------------------------
New York, NY  10019          Treasurer             Mutual Fund Finance
                                                   Division of Mitchell Hutchins


Julian F. Sluyters           Vice President and    Senior Vice President and
1285 Avenue of the Americas  Treasurer             Director of the Mutual Fund
New York, NY  10019                                Finance Division of Mitchell
                                                   Hutchins

                               POSITIONS AND       POSITIONS AND OFFICES WITH
    NAME AND PRINCIPAL             OFFICES           UNDERWRITER OR EXCLUSIVE
     BUSINESS ADDRESS          WITH REGISTRANT                DEALER
    ------------------         ---------------      --------------------------
Mark A. Tincher              Vice President        Managing Director and
1285 Avenue of the Americas                        Chief Investment
New York, NY 10019                                 Officer - U.S. Equity
                                                   Investments of
                                                   Mitchell Hutchins

Keith A. Weller              Vice President        First Vice President
1285 Avenue of the Americas  & Assistant           and Associate Counsel
New York, NY 10019           Secretary             of Mitchell Hutchins


  (c)  None.

  Item 30.  Location of Accounts and Records
            --------------------------------

       The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser and administrator, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodians.

  Item 31.  Management Services
            -------------------

       Not applicable.


  Item 32.  Undertakings
            ------------

       (a) Registrant undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

       (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                 SIGNATURES



          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of December, 1996.

                    PAINEWEBBER INVESTMENT TRUST

                    By:  /s/ Dianne E. O'Donnell
                        ---------------------------------
                         Dianne E. O'Donnell
                         Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

{PRIVATE}
        Signature                         Title                      Date
        ---------                         -----                      ----
/s/ Margo N. Alexander       President and Trustee             December 27, 1996
---------------------------  (Chief Executive Officer)
 Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.   Trustee and Chairman              December 27, 1996
---------------------------  of the Board of Trustees
 E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong     Trustee                           December 27, 1996
---------------------------
 Richard Q. Armstrong *

/s/ Richard R. Burt          Trustee                           December 27, 1996
---------------------------
 Richard R. Burt *

/s/ Mary C. Farrell          Trustee                           December 27, 1996
---------------------------
 Mary C. Farrell *

/s/ Meyer Feldberg           Trustee                           December 27, 1996
---------------------------
 Meyer Feldberg *

/s/ George W. Gowen          Trustee                           December 27, 1996
---------------------------
 George W. Gowen *

/s/ Frederic V. Malek        Trustee                           December 27, 1996
---------------------------
 Frederic V. Malek *

/s/ Carl W. Schafer          Trustee                           December 27, 1996
---------------------------

 Carl W. Schafer *

/s/ John R. Torell III       Trustee                           December 27, 1996
---------------------------
 John R. Torell III *

/s/ Julian F. Sluyters       Vice President and Treasurer      December 27, 1996
---------------------------  (Chief Financial and Accounting
 Julian F. Sluyters          Officer)


                                 SIGNATURES (CONTINUED)

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File No. 2-89016, filed June 27, 1996.

                         PAINEWEBBER INVESTMENT TRUST

                                 EXHIBIT INDEX
                                 -------------

Exhibit
-------
Number      Description of Exhibit
-------     ----------------------

  1    (a)  Declaration of Trust 1/

       (b)  Amendment to Declaration of Trust effective September 3, 1991 1/
                                                                          -
       (c)  Amendment to Declaration of Trust effective February 16, 1995 1/
                                                                          -
       (d)  Amendment to Declaration of Trust effective April 26, 1995 1/
                                                                       -
       (e)  Amendment to Declaration of Trust effective November 20, 1995 1/
                                                                          -
       (f)  Amendment to Declaration of Trust effective February 28, 1996 3/
                                                                          -
       (g)  Amendment to Declaration of Trust effective April 18, 1996 3/


                                                                       -
  2    By-Laws of the Trust*
  3    Voting Trust Agreement - None
  4    Instruments defining the rights of the holders of Registrant's shares of beneficial interest 2/
  5    (a)  Investment Advisory and Administration Contract 1/

       (b)  Sub-Investment Advisory Agreement 1/
                                              -
  6    (a)  Distribution Contract for Class A Shares 3/
                                                     -
       (b)  Distribution Contract for Class B Shares 3/
                                                     -
       (c)  Distribution Contract for Class C Shares 3/
                                                     -
       (d)  Distribution Contract for Class Y Shares 3/
                                                     -
       (e)  Exclusive Dealer Agreement with respect to Class A Shares 3/
                                                                      -
       (f)  Exclusive Dealer Agreement with respect to Class B Shares 3/
                                                                      -
       (g)  Exclusive Dealer Agreement with respect to Class C Shares 3/
                                                                      -
       (h)  Exclusive Dealer Agreement with respect to Class Y Shares 3/
                                                                      -
  7    Bonus, profit sharing or pension plans - none
  8    Custody Contract*
  9    Transfer Agency Services and Shareholder Services Agreement 1/
                                                                   -
  10   Opinions and consents of counsel as to the legality of shares offered were filed prior to effective date of Registrant's initial registration statement.
  11   Consent of Ernst & Young LLP (filed herewith)
  12   Financial statements omitted from prospectus - none
  13   Form of Purchase Agreement*
  14   Model Retirement Plan - none
  15   (a)  Shareholder Servicing and Distribution Plan*
       (b)  Amendment to Amended and Restated Shareholder Servicing and
            Distribution Plan effective December 16, 1994 1/
                                                          -
       (c)  Shareholder Servicing Agreement 1/
                                            -
       (c)  Distribution Related Services Agreement 1/
                                                    -
  16   Schedule for computation of performance quotations (filed herewith)
  17 and
  27   Financial Data Schedule (filed herewith)
  18   Plan pursuant to Rule 18f-3 4/
                                   -

  _______________________________

  * Previously filed.

  1/   Incorporated by reference from Post-Effective Amendment No. 14 to the
  -
       registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on December 29, 1995.

  2/   Incorporated by reference from Articles IV, V, VI, VII, and X of
  -
       Registrant's Declaration of Trust, as amended, and from Articles II and XI of Registrant's By-Laws, as amended.

  3/   Incorporated by reference from Post-Effective Amendment No. 15 to the
  -
       registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on July 1, 1996.

  4/   Incorporated by reference from Post-Effective Amendment No. 17 to the
  -
       registration statement of PaineWebber Investment Trust, SEC File. No. 33-39659, filed on August 29, 1996.